[GRAPHIC OMITTED]
SEPTEMBER 30, 2002


                                                                 MONEY MARKET
                                                                 PORTFOLIOS


                                                                 ANNUAL REPORT
                                                                 TO SHAREHOLDERS


WORLD CLASS

INSTITUTIONAL

ASSET MANAGEMENT

AT A PERSONAL LEVEL






 Not FDIC Insured                                  [GRAPHIC OMITTED]  BLACKROCK
  May Lose Value                                                          FUNDS
No Bank Guarantee

                               BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIOS


* Money Market

* U.S. Treasury Money Market

* Municipal Money Market

* New Jersey Municipal Money Market

* North Carolina Municipal Money Market

* Ohio Municipal Money Market

* Pennsylvania Municipal Money Market

* Virginia Municipal Money Market


                                TABLE OF CONTENTS

SHAREHOLDER LETTER............................................................1
Statements of Net Assets
      Money Market............................................................2
      U.S. Treasury Money Market..............................................4
      Municipal Money Market..................................................6
      New Jersey Municipal Money Market......................................14
      North Carolina Municipal Money Market..................................17
      Ohio Municipal Money Market............................................21
      Pennsylvania Municipal Money Market....................................25
      Virginia Municipal Money Market........................................31
      Key to Investment Abbreviations........................................33
Portfolio Financial Statements
      Statements of Operations............................................34-35
      Statements of Changes in Net Assets.................................36-37
      Financial Highlights................................................38-45
Notes to Financial Statements.............................................46-54
Report of Independent Accountants............................................55
Fund Management...........................................................56-58

--------------------------------------------------------------------------------
                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

BlackRock Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Funds does not receive any nonpublic personal information relating to its shareholders who purchase shares through their broker-dealers. In the case of shareholders who are record owners of BlackRock Funds, BlackRock Funds receives nonpublic personal information on account applications or other forms. With respect to these shareholders, BlackRock Funds also has access to specific information regarding their transactions in BlackRock Funds.

BlackRock Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders' accounts (for example, to a transfer agent).

BlackRock Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.

--------------------------------------------------------------------------------

                               BLACKROCK FUNDS
--------------------------------------------------------------------------------



September 30, 2002

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of the BlackRock Money Market Portfolios for the year ending September 30, 2002. This report includes financial statements and other relevant information regarding the BlackRock Funds. We encourage you to read the report, and we thank you for making BlackRock part of your investment program.

     Investors have faced much uncertainty over the past year. Corporate governance issues, global political unrest, earnings disappointments and the prospect of a war in the Middle East continue to underscore a jittery economy and a sense of investor uncertainty. In recent months, consumer confidence has steadily declined, and many investors are either sitting on the sidelines in cash or have moved into more conservative fixed income alternatives.

     The Federal Reserve (the Fed) eased interest rates throughout 2001. By the end of the year, the Fed Funds rate reached 1.75%, its lowest level in over 40 years. Year-to-date, the Fed has left interest rates unchanged, although expectations for future action were mixed over the period. Currently, the market is anticipating a rate cut in November in response to the concern that economic weakness poses a greater threat than inflation, which has remained at low levels.

     Against this backdrop, we initially saw heightened demand for money markets, resulting from increased risk aversion among investors. Investors turned to money markets as a safer, less volatile alternative to the fixed income and equity markets. Money markets are one of the most conservative investment options available and have become a popular investment option in these times of economic uncertainty.

     Despite an immediate future that is not as clear as we might like, we continue to believe that the strategy for investors remains the same: establish a long-term investment plan that fits your overall goals and risk tolerance and then stay the course. We encourage investors to consult with their financial advisors for help in making decisions for their long-term financial plans.

     On behalf of BlackRock, we thank you for your continued confidence and appreciate the opportunity to help you achieve your financial goals.

Sincerely,


/S/ ANNE ACKERLEY

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.
                                                                             ---
                                                                              1
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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------          --------------
CERTIFICATES OF DEPOSIT -- 20.8%
DOMESTIC -- 2.6%
  U.S. Bank N.A. (A-1, P-1)
     1.85%                      10/07/02     $ 47,000          $   47,000,000
     2.02%                      08/22/03       50,000              50,000,000
                                                               --------------
                                                                   97,000,000
                                                               --------------
YANKEE DOLLAR -- 18.2%
  ABN-AMRO Bank N.V. (A-1+, P-1)
     2.64%                      04/08/03       50,000              50,000,000
  Natexis Banques (A-1, P-1)
     1.80%                      10/11/02      189,000             189,000,000
  Royal Bank of Canada (A-1+, P-1)
     2.42%                      04/01/03       40,000              40,000,000
  Societe Generale (A-1+, P-1)
     2.32%                      10/31/02       80,000              80,000,329
  Svenska Handelsbanken AB (A-1, P-1)
     1.77%                      11/04/02      140,000             140,001,320
  Westdeutsche Landesbank
     Gironzentrale (A-1+, P-1)
     2.04%                      11/13/02       38,000              37,988,207
     2.65%                      11/29/02       45,000              45,000,000
     2.35%                      01/08/03       50,000              50,000,000
     2.17%                      08/11/03       48,000              48,000,000
                                                               --------------
                                                                  679,989,856
                                                               --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $776,989,856)                                             776,989,856
                                                               --------------
COMMERCIAL PAPER -- 32.3%
ASSET BACKED SECURITIES -- 22.2%
  Concord Minutemen Capital Co.,
     LLC (A-1)
     1.80%                      10/16/02       98,982              98,907,763
     1.75%                      11/20/02       78,000              77,810,417
  Crown Point Capital Co. (A-1)
     1.80%                      10/09/02       19,865              19,857,054
     1.80%                      10/18/02       35,338              35,307,963
     1.80%                      10/21/02       60,000              59,940,000
  Discover Card Master Trust
     (A-1+, P-1)
     1.80%                      10/16/02      130,000             129,902,500
  Emerald Corp. (A-1+, P-1)
     1.72%                      11/04/02       90,000              89,853,800
  Fairway Funding Ltd. (A-1, P-1)
     1.80%                      12/11/02       15,114              15,060,345
  Lexington Parker Capital Co. (A-1)
     1.75%                      11/06/02      185,836             185,510,787
  Ness LLC (A-1, P-1)
     1.80%                      10/01/02        5,107               5,107,000
     1.80%                      10/08/02        5,000               4,998,250
     1.74%                      10/29/02       35,163              35,115,413
     1.80%                      12/05/02       30,543              30,443,735
  Nestle Capital Corp. (A-1+, P-1)
     1.75%                      01/16/03       23,000              22,880,368
  Scaldis Capital Ltd. (A-1+, P-1)
     1.80%                      12/05/02        5,001               4,984,747
     1.80%                      12/11/02       17,161              17,100,078
                                                               --------------
                                                                  832,780,220
                                                               --------------
BANKS -- 4.4%
  HBOs Treasury Services PLC (A-1+, P-1)
     1.77%                      11/19/02      165,000             164,603,611
                                                               --------------


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------          --------------
COMMERCIAL PAPER (CONTINUED)
PHARMACEUTICALS -- 3.3%
  Wyeth (A-1, P-2)
     1.86%                      10/11/02     $ 23,000          $   22,988,116
     1.86%                      10/15/02      100,000              99,927,667
                                                               --------------
                                                                  122,915,783
                                                               --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 2.4%
  General Electric Capital International
     Funding (A-1+, P-1)
     1.70%                      02/14/03       40,000              39,743,111
  General Electric Capital Services, Inc.
     (A-1+, P-1)
     1.93%                      12/10/02       49,000              48,816,114
                                                               --------------
                                                                   88,559,225
                                                               --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,208,858,839)                                         1,208,858,839
                                                               --------------
GUARANTEED INVESTMENT CONTRACTS -- 1.6%
  Monumental Life Insurance Co.
     (A-1+, P-1)
     1.99%(b)
  (Cost $60,000,000)            10/01/02       60,000              60,000,000
                                                               --------------
MEDIUM TERM NOTES -- 6.7%
SECURITY BROKERS & DEALERS -- 5.4%
  Goldman Sachs Group, Inc. (A+, A1)
     1.86%                      10/07/02       72,000              72,000,000
     1.77%                      11/18/02      130,000             130,000,000
                                                               --------------
                                                                  202,000,000
                                                               --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 1.3%
   General Electric Capital Corp.
     (AAA, Aaa)
     2.38%                      02/21/03       50,000              50,000,000
                                                               --------------
TOTAL MEDIUM TERM NOTES
  (Cost $252,000,000)                                             252,000,000
                                                               --------------
U.S. TREASURY OBLIGATIONS -- 1.0%
  U.S. Treasury Notes
     5.63%
  (Cost $38,222,423)            11/30/02       38,000              38,222,423
                                                               --------------
VARIABLE RATE OBLIGATIONS -- 26.0%
BANKS-- 3.3%
  Bank One N.A. (A+, Aa2)
     1.95%(b)                   11/01/02       10,000              10,005,704
  Citigroup, Inc. (AA-, Aa1)
     1.90%(b)                   12/02/02       22,875              22,890,486
  First Union Corp. (A, A1)
     2.07%(b)                   12/18/02       40,000              40,058,489
  Marshall & Illsley Bank Milwaukee
     (A+, Aa3)
     1.84%(b)                   11/12/02       15,000              15,006,374
  National City Bank N.A. (A+, Aa3)
     1.91%(b)                   12/17/02       21,000              21,014,437
  Wells Fargo & Co. (A+, Aa2)
     1.87%(b)                   12/30/02       15,000              15,010,172
                                                               --------------
                                                                  123,985,662
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---
 2
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                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                           STATEMENT OF NET ASSETS
                      MONEY MARKET PORTFOLIO (CONCLUDED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------          --------------
VARIABLE RATE OBLIGATIONS (CONTINUED)
INSURANCE -- 4.4%
  John Hancock Global Funding
     (AA+, Aa2)
     1.75%(b)                   11/07/02     $ 75,000          $   75,000,000
  Transamerica Life Insurance &
     Annuity Co. (AA+, Aa3)
     1.95%(b)                   12/02/02       90,000              90,000,000
                                                               --------------
                                                                  165,000,000
                                                               --------------
PERSONAL CREDIT INSTITUTIONS -- 0.5%
  American General Finance Corp.
     (A+, A1)
     2.11%(b)                   12/26/02       20,000              20,050,125
                                                               --------------
SECURITY BROKERS & DEALERS -- 16.6%
  Bear Stearns Co., Inc. (A-1, P-1)
     1.86%(b)                   10/01/02      175,000             175,000,000
  Lehman Brothers Holdings, Inc.
     (A-1, P-1)
     1.84%(b)                   10/01/02      142,000             142,000,000
  Merrill Lynch & Co. (AA-, Aa3)
     1.86%(b)                   10/11/02       50,000              50,000,000
     2.00%(b)                   10/29/02       50,000              50,035,345
     1.97%(b)                   12/04/02       50,000              50,048,728
     1.95%(b)                   12/24/02        6,000               6,005,593
  Salomon Smith Barney Holdings
     (AA-, Aa1)
     2.12%(b)                   10/24/02       15,000              15,037,562
     1.77%(b)                   10/28/02       75,000              75,000,000
     1.79%(b)                   10/28/02       50,000              50,000,000
     2.01%(b)                   12/13/02        7,000               7,007,443
                                                               --------------
                                                                  620,134,671
                                                               --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 1.2%
  General Electric Capital Corp.
     (AAA, Aaa)
     1.85%(b)                   10/17/02       45,000              45,000,000
                                                               --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $974,170,458)                                             974,170,458
                                                               --------------
MUNICIPAL BONDS -- 0.6%
GEORGIA -- 0.2%
  De Kalb County Development
     Authority University RB
     Series 1995B DN
     (A-1+, VMIG-1)
     1.80%(b)                   10/07/02        8,370               8,370,000
                                                               --------------
TEXAS -- 0.4%
  South Central Texas IDRB
     Series 1990 DN
     (Bank One N.A. LOC) (P-1)
     1.90%(b)                   10/07/02       14,800              14,800,000
                                                               --------------
TOTAL MUNICIPAL BONDS
   (Cost $23,170,000)                                              23,170,000
                                                               --------------


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------          --------------

SHORT TERM INVESTMENTS -- 4.1%
  Federal Home Loan Bank
     Discount Notes
     2.12%                      09/26/03     $ 84,000          $   84,000,000
     2.01%                      10/10/03       49,000              49,000,000
  Federal Home Loan Mortgage Corp.
     Discount Notes
     1.88%                      11/07/02       18,000              17,965,220
  Paine Webber Liquid Institutional
     Reserves Money Market Fund                 1,058               1,058,089
                                                               --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $152,023,309)                                             152,023,309
                                                               --------------
REPURCHASE AGREEMENTS -- 6.8%
  Morgan Stanley & Co., Inc.
     1.97%                      10/01/02      179,000             179,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $179,009,795.
     Collateralized by $190,698,024
     Federal Home Loan Mortgage Corp.
     5.50%-6.75% due 12/15/15 to
     03/15/32. The value of the
     collateral is $184,370,000.)
  UBS Warburg LLC
     1.70%                   10/08/02(c)       75,000              75,000,000
                                                               --------------
     (Agreement dated 08/06/02 to be
     repurchased at $75,219,583.
     Collateralized by $98,550,000
     Federal Home Loan Mortgage
     Corp. Strips 0.00% due 03/01/32.
     The value of the collateral
     is $77,253,858.)

TOTAL REPURCHASE AGREEMENTS
  (Cost $254,000,000)                                             254,000,000
                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $3,739,434,885(a))                      99.9%           3,739,434,885

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                0.1%               3,993,617
                                               ------          --------------
NET ASSETS  (Equivalent to $1.00
  per share based on  2,462,729,920
  Institutional shares, 567,628,210
  Service shares, 144,279,796 Hilliard
  Lyons shares, 539,316,085 Investor A
  shares, 21,864,444 Investor B shares
  and 7,873,908 Investor C shares
  outstanding)                                 100.0%          $3,743,428,502
                                               ======          ==============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE, HILLIARD
  LYONS, INVESTOR A, INVESTOR B
  AND INVESTOR C SHARE
  ($3,743,428,502 / 3,743,692,363)                                      $1.00
                                                                        =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2002 and maturities shown are the next interest readjustment date.
(c) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          ---

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------          --------------
U.S. TREASURY OBLIGATIONS -- 24.5%
  U.S. Treasury Bills
     1.58%                      11/14/02     $ 15,000          $   14,971,033
     1.90%                      11/14/02       20,000              19,953,555
     1.55%                      01/16/03       20,000              19,907,861
  U.S. Treasury Notes
     5.63%                      11/30/02       12,000              12,065,945
     5.75%                      11/30/02        5,000               5,030,785
     5.13%                      12/31/02       22,000              22,153,139
     4.75%                      01/31/03       10,000              10,082,426
     5.50%                      01/31/03       20,000              20,212,677
     3.88%                      07/31/03       60,000              60,959,172
     5.75%                      08/15/03       15,000              15,517,087
     2.75%                      09/30/03       10,000              10,091,327


TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $210,945,007)                                             210,945,007
                                                               --------------
REPURCHASE AGREEMENTS -- 75.4%
  Bear Stearns & Co., Inc.
     1.88%                      10/01/02       40,000              40,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $40,002,083.
     Collateralized by $30,175,000 U.S.
     Treasury Bonds 7.25% due 05/15/16
     and $1,000,000 U.S. Treasury Bills
     0.00% due 12/05/02. The value of
     the collateral is $41,054,513.)
  Deutsche Bank Securities, Inc.
     1.88%                      10/01/02       40,000              40,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $40,002,089.
     Collateralized by $5,127,000 U.S.
     Treasury Strips 0.00% due 02/15/16
     and $37,266,000 U.S. Treasury
     Notes 5.125% due 12/31/02. The
     value of the collateral is
     $40,800,188.)
  Goldman Sachs & Co.
     1.84%                      10/01/02       40,000              40,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $40,002,044.
     Collateralized by $30,912,000 U.S.
     Treasury Bonds 6.125%-8.75% due
     05/15/17 to 11/15/27. The value of
     the collateral is $40,783,912.)
  Greenwich Capital Markets, Inc.
     1.75%                      10/01/02       59,000              59,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $59,002,868.
     Collateralized by $136,206,616
     U.S. Treasury Strips 0.00% due
     11/15/18 to 02/15/19. The value of
     the collateral is $60,180,430.)
  Greenwich Capital Markets, Inc.
     1.87%                      10/01/02      150,000             150,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $150,007,792.
     Collateralized by $368,417,836
     U.S. Treasury Strips 0.00% due
     11/15/12 to 08/15/29. The
     value of the collateral is
     $153,000,457.)


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------          --------------

  REPURCHASE AGREEMENTS (CONTINUED)
  J.P. Morgan Chase Bank
     1.87%                      10/01/02     $ 40,000          $   40,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $40,002,078.
     Collateralized by $41,545,000 U.S.
     Treasury Strips 0.00% due 11/15/03.
     The value of the collateral is
     $40,804,668.)
  Lehman Brothers, Inc.
     1.84%                      10/01/02       40,000              40,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $40,002,044.
     Collateralized by $28,141,000 U.S.
     Treasury Bonds 8.125% due
     05/15/21. The value of the
     collateral is $40,800,053.)
  Merrill Lynch & Co.
     1.80%                      10/01/02       40,000              40,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $40,002,000.
     Collateralized by $121,496,000
     U.S. Treasury Strips 0.00% due
     11/15/12 to 02/15/31. The value of
     the collateral is $40,801,389.)
  Morgan Stanley & Co., Inc.
     1.85%                      10/01/02       40,000              40,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $40,002,056.
     Collateralized by $41,400,000
     Federal National Mortgage
     Association Discount Notes 0.00%
     due 11/01/02 to 12/13/02. The
     value of the collateral is
     $41,335,400.)
  UBS Warburg LLC
     1.75%                      10/01/02       40,000              40,000,000
     (Agreement dated 09/30/02 to be
     repurchased at $40,001,944.
     Collateralized by $101,578,000
     U.S. Treasury Strips 0.00% due
     05/15/20 to 08/15/20. The value of
     the collateral is $40,800,606.)
  UBS Warburg LLC
     1.72%                   10/16/02(b)      100,000             100,000,000
     (Agreement dated 07/17/02 to be
     repurchased at $100,430,000.
     Collateralized by $102,410,000
     U.S. Treasury Bills 0.00% due
     12/26/02 and $353,000 U.S.
     Treasury Notes 2.875% due
     06/30/04. The value of the
     collateral is $102,362,473.)
  UBS Warburg LLC
     1.72%                   11/15/02(b)       20,000              20,000,000
     (Agreement dated 09/17/02 to be                           --------------
     repurchased at $20,055,422.
     Collateralized by $45,310,000 U.S.
     Treasury Strips 0.00% due
     08/15/18. The value of the
     collateral is $20,401,281.)

TOTAL REPURCHASE AGREEMENTS
  (Cost $649,000,000)                                             649,000,000
                                                               --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


---
 4

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                U.S. TREASURY MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 2002                                            VALUE
                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $859,945,007(a))                        99.9%            $859,945,007

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                0.1%                 538,625
                                               ------            ------------
NET ASSETS  (Equivalent  to $1.00
  per share based on 526,370,210
  Institutional shares, 265,891,836
  Service shares and 68,287,074
  Investor A shares outstanding)                100.0%           $860,483,632
                                               ======            ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE ($860,483,632 /
  860,549,120)                                                          $1.00
                                                                        =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                          ---

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------
MUNICIPAL BONDS -- 99.7%
  ALABAMA -- 2.4%
  Alexander City Industrial Board IDRB
     Series 2000 DN (A-1, P-1)
     1.83%(b)                   10/07/02     $  1,070            $  1,070,000
  Columbia IDRB (Alabama Power Co.
     Project) Series 1995B DN
     (A-1, VMIG-1)
     2.05%(b)                   10/01/02        2,400               2,400,000
  Columbia IDRB (Alabama Power Co.
     Project) Series 1999A DN (A-1)
     2.05%(b)                   10/01/02        5,300               5,300,000
  Jefferson County Warrants GO Series
     2001B DN (Morgan Guaranty Trust
     LOC) (A-1+, VMIG-1)
     2.05%(b)                   10/01/02        7,700               7,700,000
                                                                 ------------
                                                                   16,470,000
                                                                 ------------
ALASKA -- 0.1%
  Valdez Marine Terminal RB (Exxon
     Pipeline Co. Project) Series 1993A
     DN (A-1+, VMIG-1)
     2.05%(b)                   10/01/02          800                 800,000
                                                                 ------------
ARIZONA -- 2.0%
  Mesa Municipal Development
     Corporation RB Series 2001 MB
     (Westdeutsche Landesbank
     Gironzentrale LOC) (A-1+, MIG-1)
     2.20%                      10/15/02        8,350               8,350,000
  Phoenix IDRB (Leggett & Platt, Inc.
     Project) Series 1996 AMT DN
     (Wachovia Bank N.A. LOC)
     1.75%(b)                   10/07/02        5,170               5,170,000
                                                                 ------------
                                                                   13,520,000
                                                                 ------------
ARKANSAS -- 0.5%
  Little Rock Residential Housing and
     Public Facilities Board Capital
     Improvement RB (Park Systems
     Project) Series 2001 DN (A-1+)
     1.78%(b)                   10/07/02        3,325               3,325,000
                                                                 ------------
CALIFORNIA -- 1.9%
  California Health Facilities Financing
     Authority RB (Catholic Healthcare
     Project) Series 1988C DN
     (A-1+, VMIG-1)
     1.60%(b)                   10/07/02        1,500               1,500,000
  California Revenue Anticipation
     Warrants RB Series 2002A MB
     (SP-1, MIG-1)
     2.50%                      10/25/02        3,300               3,302,328
  California Revenue Anticipation
     Warrants RB Series 2002C MB
     (SP-1, MIG-1)
     2.00%                      01/30/03        7,500               7,503,465
  Orange County Sanitation Districts
     Certificates of Participation
     Series 2000B DN (Dexia Credit
     LOC) (A-1+, VMIG-1)
     1.85%(b)                   10/01/02          900                 900,000
                                                                 ------------
                                                                   13,205,793
                                                                 ------------


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
COLORADO -- 0.9%
  Denver City & County Airport RB
     Series 2002 II-R-147 AMT MB
     1.80%                      01/30/03     $  4,995            $  4,995,000
  Garfield County Hospital RB (Valley
     View Hospital Association Project)
     Series 1999 DN (Bank One N.A.
     LOC) (A-1)
     1.75%(b)                   10/07/02          390                 390,000
  University of Colorado Hospital
     Authority RB Series 1992A MB
     (Kredietbank LOC) (AAA, Aaa)
     6.40%                      11/15/02        1,000               1,025,999
                                                                 ------------
                                                                    6,410,999
                                                                 ------------
DELAWARE -- 0.9%
  Delaware Economic Development
     Authority RB (St. Anne's Episcopal
     School Project) Series 2001 DN
     (A-1)
     1.75%(b)                   10/07/02        2,000               2,000,000
  Sussex County IDRB (Rehoboth Mall
     Project) Series 2001A DN (A-1)
     1.83%(b)                   10/07/02        4,000               4,000,000
                                                                 ------------
                                                                    6,000,000
                                                                 ------------
FLORIDA -- 3.7%
  Greater Orlando Aviation Authority RB
     (Special Purpose Cessna Aircraft
     Project) Series 2001 AMT DN
     (A-1, P-1)
     2.35%(b)                   10/07/02        4,000               4,000,000
  Lee County IDRB Series 1997 AMT
     DN (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        2,120               2,120,000
  Municipal Securities Trust Certificates
     of Participation Series 2002A-9033
     DN (FSA Insurance) (A-1)
     1.83%(b)(c)                10/07/02        5,000               5,000,000
  Putnam County Development Authority
     PCRB (Seminole Electric Co-op
     Project) Series 1984D MB (A-1)
     2.00%                      12/16/02        5,000               5,000,000
  Putnam County Development Authority
     PCRB Series 1984 MB (National
     Rural Utilities LOC)
     1.60%                      03/17/03        9,000               9,000,000
                                                                 ------------
                                                                   25,120,000
                                                                 ------------
GEORGIA -- 0.5%
  Dougherty County GO Series 2000
     MB (FSA Insurance) (Aaa)
     5.25%                      10/01/03          930                 964,673
  Emanuel County Development Authority
     RB (Jabo Metal Fabrication Project)
     Series 2001 AMT DN (VMIG-1)
     1.85%(b)                   10/07/02        2,300               2,300,000
                                                                 ------------
                                                                    3,264,673
                                                                 ------------
HAWAII -- 0.2%
  Municipal Securities Trust Certificates
     RB Series 2001A-9011 AMT DN
     (FGIC Insurance) (A-1)
     1.85%(b)(c)                10/07/02        1,190               1,190,000
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


---
 6

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                           STATEMENT OF NET ASSETS
                 MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)



                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 15.5%
  Chicago Board of Education GO
     (Merlots Project) Series 1999A-47
     DN (First Union Bank LOC) (A-1)
     1.75%(b)                   10/07/02     $  3,100            $  3,100,000
  Chicago GO (Merlots Project)
     Series 2000WWW DN
     1.75%(b)                   10/07/02        2,000               2,000,000
  Chicago O'Hare International Airport
     Municipal Trust Certificates RB
     Series 2001A DN (Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.95%(b)                   10/07/02        9,900               9,900,000
  Chicago O'Hare International Airport
     RB (American Airlines Project)
     Series 1983D DN (Aa1)
     2.10%(b)                   10/01/02        4,300               4,300,000
  Du Page County Trust Certificates RB
     (Bear Stearns Municipal Securities
     Trust Receipts Project) Series
     2001A-9011 DN (FSA Insurance)
     (A-1)
     1.83%(b)                   10/07/02       16,970              16,970,000
  Illinois Development Finance Authority
     IDRB Series 1996 AMT DN (Bank
     One N.A. LOC)
     2.00%(b)                   10/07/02        1,280               1,280,000
  Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995A AMT DN
     (ABN-AMRO Bank N.V. LOC) (A-1+)
     1.76%(b)                   10/07/02          400                 400,000
  Illinois Development Finance Authority
     Multi-Family RB Series 2001 DN
     (A-1C+)
     1.90%(b)                   10/07/02       18,905              18,905,000
  Illinois Housing Development Authority
     RB Series 2000V DN (First Union
     Bank LOC) (VMIG-1)
     1.80%(b)                   10/07/02        4,610               4,610,000
  Illinois Housing Development Authority
     RB Series 2001B-2 AMT MB
     (ABN-AMRO Bank N.V. LOC)
     2.20%                      12/18/02        2,100               2,100,000
  Kankakee RB (Unipair Foundation, Inc.
     Project) Series 2001 DN (National
     City Bank N.A. LOC)
     1.75%(b)                   10/07/02        2,460               2,460,000
  Municipal Securities Trust Certificates
     GO Series 2001-9021A DN (Bear
     Stearns LOC) (A-1)
     1.83%(b)(c)                10/07/02        5,500               5,500,000
  Municipal Securities Trust Certificates
     RB Series 2002-2028A DN (MBIA
     Insurance) (A-1)
     1.83%(b)(c)                10/07/02        9,940               9,940,000
  Naperville Economic Development
     Authority RB (Independence Village
     Associates Project) Series 1994 DN
     (National City Bank N.A. LOC)
     1.75%(b)                   10/07/02        2,210               2,210,000
  Quad Cities Regional Economic
     Development Authority RB (Whitey's
     Ice Cream Manufacturing Project)
     Series 1995 AMT DN (Bank One
     N.A. LOC)
     2.00%(b)                   10/07/02        1,200               1,200,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
  Regional Transportation Authority GO
     (Merlots Project) Series 2001A-86
     DN (First Union Bank LOC) (VMIG-1)
     1.75%(b)                   10/07/02     $  4,005            $  4,005,000
  Regional Transportation Authority GO
     (Merlots Project) Series 2002A-24
     DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.75%(b)                   10/07/02        7,200               7,200,000
  Regional Transportation Authority GO
     Series 2001A-48 DN (First Union
     Bank LOC) (A-1)
     1.75%(b)                   10/07/02        4,985               4,985,000
  Rockford RB (Fairhaven Christian
     Center Project) Series 2000 DN
     (Bank One N.A. LOC)
     1.80%(b)                   10/07/02        2,210               2,210,000
  Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 AMT DN
     (ABN-AMRO Bank N.V. LOC)
     1.94%(b)                   10/07/02        1,200               1,200,000
  Schaumburg IDRB (Termax Corp.
     Project) Series 2000 AMT DN
     2.00%(b)                   10/07/02        2,000               2,000,000
  Winnebago County RB (Mill Project)
     Series 1996 DN (Bank One N.A.
     LOC)
     1.88%(b)                   10/07/02           80                  80,000
                                                                 ------------
                                                                  106,555,000
                                                                 ------------
INDIANA -- 7.2%
  Dekko Foundation Educational
     Facilities RB Series 2001 DN (Bank
     One N.A. LOC)
     1.90%(b)                   10/07/02        3,000               3,000,000
  Gary Redevelopment District Economic
     Growth RB Series 2001A DN (American
     National Bank & Trust Co.
     LOC) (A-1)
     1.75%(b)                   10/07/02        1,535               1,535,000
  Greensburg Community Schools GO
     Series 2002 TAN
     2.75%                      12/31/02        1,000               1,001,956
  Hendricks County Industrial
     Redevelopment Commission Tax
     Increment RB (Heartland Crossing
     Project) Series 2000A DN
     1.80%(b)                   10/07/02        1,100               1,100,000
  Indiana Bond Bank RB
     Series 2001-9019 DN (A-1)
     1.83%(b)                   10/07/02        5,115               5,115,000
  Indiana Bond Bank RB
     Series 2001A DN (VMIG-1)
     1.90%(b)                   10/07/02       15,605              15,605,000
  Indiana Bond Bank RB
     Series 2002B DN
     1.80%(b)                   10/07/02        5,800               5,800,000
  Indiana Development Finance Authority
     IDRB Series 2000 AMT DN (Bank
     One N.A. LOC)
     2.00%(b)                   10/07/02        7,300               7,300,000
  Indiana Educational Facility Authority
     RB (Wabash Project) Series 2002
     BAN (MIG-1)
     2.36%                      03/20/03          750                 751,404


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                          ---

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
  Knox Economic Development RB
     (J.W. Hicks Project) Series 1998
     AMT DN (Bank One N.A. LOC)
     1.95%(b)                   10/07/02     $  1,850            $  1,850,000
  Monroe County IDRB (Griner
     Engineering, Inc. Project)
     Series 1997 AMT DN (National City
     Bank N.A. LOC)
     1.85%(b)                   10/07/02        1,335               1,335,000
  South Bend Economic Development
     RB (Goodwill Industries Michinana
     Project) Series 2001 DN (National
     City Bank N.A. LOC)
     1.75%(b)                   10/07/02        1,930               1,930,000
  Warren Township Vision 2005 School
     Building Corporation RB
     Series 2001A-52 DN (First Union
     Bank LOC) (A-1)
     1.75%(b)                   10/07/02        3,300               3,300,000
                                                                 ------------
                                                                   49,623,360
                                                                 ------------
IOWA -- 0.3%
  Iowa Financial Authority Economic
     Development RB (Easter Seal
     Society Project) Series 1999 DN
     1.90%(b)                   10/07/02        1,280               1,280,000
  Iowa Financial Authority Economic
     Development RB (West Liberty
     Foods Project) Series 2002 DN
     1.94%(b)                   10/07/02        1,000               1,000,000
                                                                 ------------
                                                                    2,280,000
                                                                 ------------
KANSAS -- 0.5%
  Burlington PCRB Series 2002 TECP
     (A-1+, P-1)
     1.50%                      11/07/02        3,235               3,235,000
                                                                 ------------
KENTUCKY -- 3.1%
  Calvert City PCRB (Air Products &
     Chemicals, Inc. Project)
     Series 1993A DN (A-1)
     1.86%(b)                   10/07/02        3,000               3,000,000
  Calvert City PCRB Series 1993B DN
     (A-1)
     1.86%(b)                   10/07/02        1,000               1,000,000
  Carroll County Collateralized Solid
     Waste Disposal Facilities RB
     (Kentucky Utilities Company Project)
     Series 1994A AMT DN
     (A-1+, VMIG-1)
     2.30%(b)                   10/01/02        3,400               3,400,000
  Jefferson County Board of Education
     RB Series 2002N RAN
     (SP-1+, MIG-1)
     2.25%                      06/30/03        7,880               7,917,568
  Newport Industrial Building RB
     (Newport Holdings Project)
     Series 2001A AMT DN
     1.80%(b)                   10/07/02        1,850               1,850,000
  Pulaski County Solid Waste Disposal
     RB (National Rural Utilities for East
     Kentucky Power Project)
     Series 1993B AMT MB (MIG-1)
     1.80%                      02/18/03        3,000               3,000,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
  Trimble County PCRB Series 2002
     TECP (A-2, MIG-1)
     1.55%                      10/15/02     $  1,200            $ 1,200,000
                                                                 ------------
                                                                   21,367,568
                                                                 ------------
LOUISIANA -- 0.6%
  Iberville Parish PCRB (Air Products &
     Chemicals Project) Series 1992 DN
     (A-1)
     1.86%(b)                   10/07/02        4,000               4,000,000
                                                                 ------------
MAINE -- 0.5%
  Windham GO Series 2002 BAN
     1.63%                      01/15/03        3,300               3,303,074
                                                                 ------------
MARYLAND -- 11.9%
  Anne Arundel County RB (Mountain
     Ridge Apartments Project) Series
     1996 DN (First National Bank LOC)
     (A-1)
     1.64%(b)                   10/07/02        3,910               3,910,000
  Baltimore County RB (Odyssey School
     Facility Project) Series 2001 DN (A-1)
     1.83%(b)                   10/07/02        5,000               5,000,000
  Baltimore County RB (Paths at Loveton
     Project) Series 1996 DN (First
     National Bank of Maryland LOC)
     (A-1)
     1.64%(b)                   10/07/02        5,355               5,355,000
  Baltimore County RB (St. James
     Academy Facility Project) Series
     1999 DN (AllFirst Bank LOC) (A-1)
     1.78%(b)                   10/07/02        4,500               4,500,000
  Baltimore County RB (St. Paul's
     School For Girls Facility Project)
     Series 2000 DN (AllFirst Bank LOC)
     (A-2)
     1.78%(b)                   10/07/02        5,000               5,000,000
  Frederick County RB (Homewood, Inc.
     Facility Project) Series 1997 DN
     (AllFirst Bank LOC) (A-1)
     1.69%(b)                   10/07/02        5,000               5,000,000
  Howard County RB (Glenelg Country
     School Project) Series 2001 DN
     (AllFirst Bank LOC) (A-1)
     1.83%(b)                   10/07/02        3,460               3,460,000
  Maryland Community Development
     Administration Department of
     Housing & Community Development
     RB (Residential Administration
     Project) Series 2002C AMT MB
     (Aa2)
     1.65%                      12/19/02        3,000               3,000,000
  Maryland Economic Development
     Authority RB (Association of Catholic
     Charities Project) Series 1999A DN
     (First National Bank of Maryland
     LOC) (A-1)
     1.78%(b)                   10/07/02        2,785               2,785,000
  Maryland Economic Development
     Authority RB (Association of Catholic
     Charities Project) Series 1999B DN
     (First National Bank of Maryland
     LOC) (A-1)
     1.78%(b)                   10/07/02        1,650               1,650,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


---
 8

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------
MUNICIPAL BONDS (CONTINUED)
MARYLAND (CONTINUED)
  Maryland Economic Development
     Corporation RB (American Health
     Assistance Foundation Facility
     Project) Series 2001 DN (AllFirst
     Bank LOC) (A-1)
     1.83%(b)                   10/07/02     $  3,825            $  3,825,000
  Maryland Economic Development
     Corporation RB (Associated Catholic,
     Inc. Project) Series 2002 DN
     (AllFirst Bank LOC) (VMIG-1)
     1.78%(b)                   10/07/02        5,540               5,540,000
  Maryland  Economic  Development
     Corporation RB (Mirage-Tucker LLC
     Facility Project) Series 2002 DN
     (AllFirst Bank LOC) (VMIG-1)
     1.88%(b)                   10/07/02        1,425               1,425,000
  Maryland Finance IDRB (Baltimore
     International Culinary Project)
     Series 1994 DN (Crestar Bank N.A.
     LOC)
     1.80%(b)                   10/07/02        3,230               3,230,000
  Maryland Health & Higher Educational
     Facilities Authority RB (Norwood
     School, Inc. Project) Series 1998 DN
     (First National Bank of Maryland
     LOC) (A-1)
     1.54%(b)                   10/07/02        4,000               4,000,000
  Maryland Industrial Development
     Finance Authority IDRB (McDonogh
     School, Inc. Project ) Series 1997
     DN (A-1)
     1.60%(b)                   10/07/02        5,160               5,160,000
  Montgomery County Economic
     Development RB (Brooke Grove
     Foundation, Inc. Project) Series 1998
     DN (First National Bank of Maryland
     LOC) (A-1)
     1.69%(b)                   10/07/02        4,905               4,905,000
  Montgomery County Housing Finance
     Authority RB Series 2001-1276 AMT
     DN (A-1C+)
     1.95%(b)                   10/07/02        6,000               6,000,000
  Montgomery County RB (Imagination
     Stage, Inc. Facility Project)
     Series 2002 DN
     1.83%(b)                   10/07/02        4,000               4,000,000
  Ocean City RB (Harrison Inn 58 L.P.
     Project) Series 1997 DN (A-1)
     1.89%(b)                   10/07/02        4,080               4,080,000
                                                                 ------------
                                                                   81,825,000
                                                                 ------------
MASSACHUSETTS -- 0.2%
  Massachusetts GO Series 2002A-09
     BAN (A-1)
     1.75%                      02/17/03        1,500               1,500,000
                                                                 ------------
MICHIGAN -- 3.8%
  Detroit Economic Development
     Corporation RB (EH Association Ltd.
     Project) Series 2002 DN
     1.90%(b)                   10/07/02        3,830               3,830,000
  Detroit Sewer Disposal RB (Merlots
     Project) Series 2001A-112 DN
     (MBIA Insurance) (VMIG-1)
     1.75%(b)                   10/07/02        2,490               2,490,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
  Jackson Public Schools GO (State Aid
     Project) Series 2002B MB
     1.75%                      05/22/03     $  1,250            $  1,251,179
  Michigan Housing Development
     Authority RB (Laurel Valley Project)
     Series 1985 DN (VMIG-1)
     1.78%(b)                   10/07/02        7,600               7,600,000
  Michigan Municipal Bond Authority RB
     Series 2002C-1 MB
     2.25%                      08/22/03        5,000               5,037,295
  Michigan Strategic Fund Limited
     Obligation RB (Horizons of Michigan
     Project) Series 2001 DN (Huntington
     National Bank LOC)
     1.78%(b)                   10/07/02        1,775               1,775,000
  Michigan Strategic Fund Limited
     Obligation RB (Kay Screen Printing,
     Inc. Project) Series 2000 AMT DN
     (Bank One N.A. LOC)
     2.00%(b)                   10/07/02        2,500               2,500,000
  Michigan Strategic Fund Limited
     Obligation RB (True Industries-
     Warren Project) Series 2000 AMT
     DN (Bank One N.A. LOC)
     1.85%(b)                   10/07/02        1,600               1,600,000
                                                                 ------------
                                                                   26,083,474
                                                                 ------------
MINNESOTA -- 0.5%
  Hennepin County GO Series 1997C
     DN (Westdeutsche Landesbank
     Gironzentrale LOC) (A-1+, VMIG-1)
     1.55%(b)                   10/07/02          400                 400,000
  Minneapolis Convention Center GO
     Series 2000 DN (A-1, VMIG-1)
     1.55%(b)                   10/07/02        2,000               2,000,000
  Minnesota Higher Education Facilities
     Authority RB (Carleton College
     Project) Series 2000G DN (Wells
     Fargo Bank LOC) (VMIG-1)
     1.55%(b)                   10/07/02        1,400               1,400,000
                                                                 ------------
                                                                    3,800,000
                                                                 ------------
MISSISSIPPI -- 1.2%
  Mississippi Development Bank Special
     Obligation Bonds RB (Correctional
     Facilities Project) Series 2002 DN
     (Amsouth Bank of Alabama LOC)
     (A-1)
     1.83%(b)                   10/07/02        4,100               4,100,000
  Mississippi Development Bank Special
     Obligation Bonds RB (Correctional
     Facilities Project) Series 2002 DN
     (First Union Bank LOC)
     1.75%(b)                   10/07/02        4,095               4,095,000
                                                                 ------------
                                                                    8,195,000
                                                                 ------------
MISSOURI -- 2.0%
  Lees Summit Multi-Family Housing RB
     (Affordable Housing Acquisition
     Project) Series 2001B DN
     1.75%(b)                   10/07/02        5,145               5,145,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                          ---

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
MISSOURI (CONTINUED)
  Maries County Solid Waste
     Management IDRB (Kingsford
     Products Co. Project) Series 1993
     AMT DN (Clorox Co., Inc. Guaranty)
     (A-1)
     1.80%(b)                   10/07/02     $  4,400            $  4,400,000
  Medical Center Educational Building
     Corporation RB (Adult Hospital
     Project) Series 2001 DN (Amsouth
     Bank of Alabama LOC) (A-1)
         1.70%(b)               10/07/02        1,000               1,000,000

  Missouri Development Finance Board
     Infrastructure Facilities RB (Branson
     Project) Series 2002A BAN (SP-1)
     3.00%                      03/14/03        3,000               3,013,206
                                                                 ------------
                                                                   13,558,206
                                                                 ------------
MONTANA -- 0.6%
  Forsyth P-Float PCRB Series 2002
     MB (AMBAC Insurance and Merrill
     Lynch & Co. SBPA) (A-1+)
     1.90%                      03/06/03        4,000               4,000,000
                                                                 ------------
NEVADA -- 1.7%
  Clark County Economic Development
     RB (Lutheran Secondary School
     Association Project) Series 2000 DN
     (VMIG-1)
     1.95%(b)                   10/07/02        1,600               1,600,000
  Municipal Securities Trust Certificates
     GO Series 2001A-9013 DN (A-1+)
     1.83%(b)(c)                10/07/02        4,500               4,500,000
  Municipal Securities Trust Certificates
     RB Series 2002-9038A DN (FGIC
     Insurance) (A-1)
     1.83%(b)                   10/07/02        2,990               2,990,000
  Nevada Housing Division Single
     Family Mortgage RB Series 2002-2
     AMT MB
     1.80%                      03/31/03        2,500               2,500,000
                                                                 ------------
                                                                   11,590,000
                                                                 ------------
NEW HAMPSHIRE -- 0.3%
  New Hampshire Health and Education
     Facilities Authority RB (Tilton School
     Project) Series 1999 DN (KeyBank
     N.A. LOC)
     1.80%(b)                   10/07/02        2,400               2,400,000
                                                                 ------------
NEW JERSEY -- 1.8%
  Bridgewater Township GO
     Series 2001 BAN
     2.45%                      10/11/02        1,500               1,500,156
  Delaware River Port Authority
     Pennsylvania & New Jersey RB
     (Merlots Project) Series 2000B-04
     DN (First Union Bank LOC) (VMIG-1)
     1.65%(b)                   10/07/02        1,400               1,400,000
  Hamilton Township, Mercer County GO
     Series 2002 BAN
     2.63%                      10/18/02        2,500               2,501,004
  Montgomery Township GO Series 2001
     BAN
     3.00%                      12/04/02        6,000               6,011,668


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
  New Jersey Educational Facilities
     Authority RB (Caldwell College
     Project) Series 2000B DN (Allied
     Irish Bank PLC LOC) (VMIG-1)
     1.65%(b)                   10/07/02     $    100            $    100,000
  New Jersey Educational Facilities
     Authority RB (William Patterson
     University Project) Series 2002E MB
     (AAA, Aaa)
     2.50%                      07/01/03          755                 760,081
                                                                 ------------
                                                                   12,272,909
                                                                 ------------
NEW YORK -- 1.6%
  New York City Transitional Finance
     Authority RB Series 1998C DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     2.05%(b)                   10/01/02        8,000               8,000,000
  New York City Transitional Finance
     Authority Recovery Notes
     Series 2001A MB (SP-1+, MIG-1)
     3.25%                      10/02/02        3,300               3,300,099
                                                                 ------------
                                                                   11,300,099
                                                                 ------------
NORTH CAROLINA -- 0.4%
  North Carolina Medical Care
     Commission Hospital RB (Park
     Ridge Hospital Project) Series 1988
     DN (Suntrust Bank LOC) (A-1+)
     1.70%(b)                   10/07/02        3,000               3,000,000
  Rockingham County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Whiteridge, Inc.
     Project) Series 1998 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.75%(b)                   10/07/02          100                 100,000
                                                                 ------------
                                                                    3,100,000
                                                                 ------------
NORTH DAKOTA -- 0.2%
  Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 AMT DN
     (Mellon Bank LOC) (A-1)
     1.90%(b)                   10/07/02          650                 650,000
  North Dakota Housing Finance Agency
     RB Series 2001A-19 DN (First Union
     Bank LOC) (VMIG-1)
     1.80%(b)                   10/07/02          545                 545,000
                                                                 ------------
                                                                    1,195,000
                                                                 ------------
OHIO -- 8.8%
  American Municipal Power, Inc. RB
     (Bowling Green Project) Series 2001
     BAN
     2.25%                      12/04/02        1,000               1,000,000
  American Municipal Power, Inc. RB
     (City of Galion Project) Series 2001
     BAN
     2.35%                      11/15/02        1,500               1,500,000
  American Municipal Power, Inc. RB
     (Genoa Village Project)
     Series 2001A BAN
     2.35%                      10/10/02          550                 550,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 10

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
  American Municipal Power, Inc. RB
     (Woodville Project) Series 2002 BAN
     1.75%                      07/24/03     $  1,800            $  1,800,000
  Avon GO Series 2002 BAN
     2.50%                      04/17/03        1,000               1,001,322
     2.20%                      06/12/03        1,300               1,302,213
     1.75%                      09/04/03        1,000               1,002,275
  Bowling Green GO Series 2002 BAN
     (MIG-1)
     2.10%                      03/27/03          500                 500,355
  Carroll County Health Care Facilities
     RB (Saint John's Villa Project)
     Series 2000 DN (National City Bank
     N.A. LOC)
     1.75%(b)                   10/07/02        1,135               1,135,000
  Chillicothe GO Series 2002 BAN
     2.25%                      05/29/03        1,000               1,002,123
  Cuyahoga County Economic
     Development RB (North Coast
     Community Homes Project)
     Series 2002 DN (National City Bank
     N.A. LOC)
     1.75%(b)                   10/07/02          900                 900,000
  Cuyahoga County GO Series 2002
     BAN
     1.65%                      09/17/03        1,600               1,603,031
  Cuyahoga County IDRB (Trio
     Diversified Co. Project) Series 2000
     AMT DN (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        2,390               2,390,000
  Erie County GO Series 2002 BAN
     2.13%                      07/10/03        2,700               2,709,742
  Fairfield County GO Series 2001 BAN
     2.59%                      10/10/02        1,000               1,000,099
  Fairfield County GO Series 2002 BAN
     2.25%                      05/21/03        1,200               1,204,660
  Green Health Care RB (Greater
     Akron-Canton Project) Series 1999
     DN (National City Bank N.A. LOC)
     1.75%(b)                   10/07/02        1,595               1,595,000
  Hamilton County Health Care Facilities
     RB (Ronald McDonald House
     Project) Series 2000 DN (Fifth Third
     Bank N.A. LOC)
     1.69%(b)                   10/07/02        1,645               1,645,000
  Hamilton GO Series 2002I BAN
     1.91%                      06/05/03        1,000               1,000,000
  Independence Economic Development
     RB (Spectrum Investment Ltd.
     Project) Series 2001 DN (U.S. Bank
     N.A. LOC)
     1.75%(b)                   10/07/02          900                 900,000
  Jackson County GO Series 2001 BAN
     2.54%                      10/10/02        1,231               1,231,204
  Lebanon GO Series 2002 BAN
     2.15%                      05/22/03        2,500               2,503,905
  Logan County GO Series 2001 BAN
     2.37%                      11/13/02        1,485               1,485,324
  Lorain County Health Care Facilities
     Agency RB (Catholic Healthcare
     Project) Series 2002 MB (Bank One
     N.A. LOC) (A-1+, MIG-1)
     1.65%                      02/06/03        3,000               3,000,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
  Lucas County Economic Development
     Authority RB (Maumee Valley
     Country Day School Project)
     Series 1998 AMT DN
     2.65%(b)                   10/07/02     $  1,290            $  1,290,000
  Lyndhurst GO Series 2002 BAN
     1.95%                      03/13/03        1,000               1,001,097
  Marysville GO Series 2001 BAN
     2.34%                      11/14/02        3,000               3,000,954
  Middleburg Heights GO Series 2002
     BAN
     1.70%                      07/31/03          400                 400,817
  Montgomery County Economic
     Development Authority RB (Dayton
     Art Institute Project) Series 1996 DN
     (A-1)
     1.70%(b)                   10/07/02          500                 500,000
  North Canton Water System GO
     Series 2002 BAN
     2.20%                      03/27/03          600                 600,712
  Ohio Air Quality Development Authority
     RB (JMG Funding Ltd. Partnership
     Project) Series 1995B AMT DN
     (Societe Generale LOC) (A-1+)
     1.80%(b)                   10/07/02          300                 300,000
  Ohio Higher Educational Facility
     Community RB Series 2000C DN
     (Fifth Third Bank N.A. LOC)
     1.85%(b)                   10/07/02        1,685               1,685,000
  Ohio PCRB (Ross Incineration Project)
     Series 2000-1 AMT DN (Bank One
     N.A. LOC)
     2.00%(b)                   10/07/02        1,550               1,550,000
  Richland County GO Series 2002 BAN
     2.50%                      05/07/03          676                 677,579
  South Euclid GO Series 2002 BAN
     (MIG-1)
     2.25%                      04/03/03        3,700               3,703,889
  Stark County GO Series 2002 MB
     1.75%                      08/06/03          585                 586,218
  Stark County IDRB (Thakar Properties
     LLC Project) Series 2002 AMT DN
     1.90%(b)                   10/07/02        4,000               4,000,000
  Summit County Civic Facility RB (Akron
     Area Electric Joint Project)
     Series 2001 DN (KeyBank N.A. LOC)
     1.80%(b)                   10/07/02        1,820               1,820,000
  Wapakoneta GO Series 2001 BAN
     2.55%                      12/12/02          721                 721,346
  Wood County IDRB (Aluminite, Inc.
     Project) Series 1997 AMT DN
     2.65%(b)                   10/07/02        1,550               1,550,000
  Wooster GO Series 2002 BAN
     2.25%                      08/13/03        1,750               1,760,893
  Wyoming GO Series 2002 BAN
     2.00%                      07/10/03        1,710               1,715,326
                                                                 ------------
                                                                   60,825,084
                                                                 ------------
OREGON -- 0.4%
  Geneva County Health Care Authority
     RB Series 2001 DN
     1.83%(b)                   10/07/02        2,833               2,833,000
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 3.6%
  Erie County Hospital Authority RB
     (Senior Living Services, Inc. Project)
     Series 2001 DN (Kredietbank LOC)
     (VMIG-1)
     1.75%(b)                   10/07/02     $    760            $    760,000
  Pennsylvania Higher Educational
     Assistance Agency Student Loan RB
     Series 2002A-107 AMT MB
     (Wachovia Bank N.A. LOC) (MIG-1)
     1.80%                      02/20/03        5,000               5,000,000
  Pennsylvania Higher Educational
     Facilities Authority Health Services
     RB (The University of Pennsylvania
     Project) Series 1998B DN (State
     Street Banking & Trust Co. LOC)
     (A-1+, VMIG-1)
     1.70%(b)                   10/07/02        3,900               3,900,000
  Philadelphia RB Series 2002A TRAN
     (SP-1+, MIG-1)
     3.00%                      06/30/03       15,000              15,161,821
                                                                 ------------
                                                                   24,821,821
                                                                 ------------
PUERTO RICO -- 0.3%
  Puerto Rico Commonwealth Public
     Improvement GO Series 2002
     II-R-185 DN (FGIC Insurance and
     Salomon Smith Barney SBPA)
     (VMIG-1)
     1.63%(b)                   10/07/02        1,800               1,800,000
                                                                 ------------
RHODE ISLAND -- 1.3%
  Coventry GO Series 2002 BAN (MIG-1)
     2.40%                      06/26/03        4,000               4,021,645
  North Providence GO Series 2002
     BAN (SP-1+)
     2.50%                      08/07/03        5,000               5,041,816
                                                                 ------------
                                                                    9,063,461
                                                                 ------------
SOUTH CAROLINA -- 0.5%
  South Carolina Economic Development
     Authority IDRB (Lakeshore Leasing
     Project) Series 2000 AMT DN
     2.00%(b)                   10/07/02        1,980               1,980,000
  South Carolina Housing Finance and
     Development RB (Arrington Place
     Apartment Project) Series 2001
     AMT DN (VMIG-1)
     1.85%(b)                   10/07/02        1,300               1,300,000
                                                                 ------------
                                                                    3,280,000
                                                                 ------------
TENNESSEE -- 0.3%
  Williamson County IDRB (Numatics,
     Inc. Project) Series 1996 AMT DN
     (Bank One N.A. LOC)
     1.95%(b)                   10/07/02        2,000               2,000,000
                                                                 ------------
TEXAS -- 6.3%
  Austin Airport Systems RB
     Series 2000J AMT DN (MBIA
     Insurance) (VMIG-1)
     1.80%(b)                   10/07/02        2,000               2,000,000
  Collin County Housing Finance
     Corporation Multi-Family RB
     Series 1999 DN (A-1C+)
     1.86%(b)                   10/07/02        4,655               4,655,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
  Lower Colorado River Authority RB
     (Merlots Project) Series 2000RRR
     DN
     1.75%(b)                   10/07/02     $  1,900            $  1,900,000
  Lower Colorado River Authority RB
     (Merlots Project) Series 2000ZZZ
     MB
     1.75%                      01/02/03        2,550               2,550,000
  Tarrant County Health Facilities
     Development Corporation RB
     (Adventist /Sunbelt Project)
     Series 1996A DN (A-1+, VMIG-1)
     1.70%(b)                   10/07/02        2,585               2,585,000
  Texas GO Series 2002 TRAN
     (SP-1+, MIG-1)
     2.75%                      08/29/03       10,000              10,121,066
  Texas Housing Agency Multi-Family
     Housing RB Series 2001 DN (A-1+)
     1.76%(b)                   10/07/02        3,100               3,100,000
  Texas RB Series 2000 DN (VMIG-1)
     1.95%(b)                   10/07/02        8,200               8,200,000
  Texas State Department of Housing &
     Community Affairs Multi-Family RB
     Series 2001-1280 DN (A-1C+)
     1.95%(b)                   10/07/02        4,995               4,995,000
  Texas State Department of Housing &
     Community Affairs Multi-Family RB
     Series 2001-1350 DN (A-1C+)
     1.95%(b)                   10/07/02        3,000               3,000,000
                                                                 ------------
                                                                   43,106,066
                                                                 ------------
VERMONT -- 0.1%
  Vermont IDRB (Wallace Computer
     Service Project) Series 1984 DN
     (Wachovia Bank N.A. LOC)
     1.65%(b)                   10/07/02          900                 900,000
                                                                 ------------
VIRGINIA -- 1.4%
  Fairfax County Economic Development
     Authority RB (NISH Project)
     Series 2002 501-C-3 DN (Suntrust
     Bank LOC) (VMIG-1)
     1.70%(b)                   10/07/02        2,300               2,300,000
  Hampton Redevelopment and Housing
     Authority Multi-Family Housing RB
     (Avalon at Hampton I Project)
     Series 1996A DN (Credit Suisse
     LOC) (A-1+)
     1.65%(b)                   10/07/02        1,000               1,000,000
  Hanover County IDA Residential Care
     Facility RB (Covenent Woods
     Project) Series 1999 DN (Branch
     Banking & Trust Co. LOC) (A-1)
     1.65%(b)                   10/07/02        1,000               1,000,000
  Roanoke GO Series 2002A MB
     (AA, Aa3)
     3.00%                      10/01/02        1,000               1,000,000
  Virginia Beach Development Authority
     IDRB (Ocean Ranch Motel Corp.
     Project) Series 1998 DN (Branch
     Banking & Trust Co. LOC) (A-1, P-1)
     1.65%(b)                   10/07/02          800                 800,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 12

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
  Virginia College Building Authority
     Educational Facilities RB
     (University of Richmond Project)
     Series 1999 DN (Crestar Bank N.A.
     SBPA) (VMIG-1)
     1.65%(b)                   10/07/02     $  3,395            $  3,395,000
                                                                 ------------
                                                                    9,495,000
                                                                 ------------
WASHINGTON -- 1.7%
  Chelan County Public Utility District
     RB Series 2001B DN (MBIA Insurance)
     (A-1)
     1.80%(b)                   10/07/02        1,150               1,150,000
  Energy Northwest Electric RB
     Series 2002-II-R-150 MB (MBIA
     Insurance) (VMIG-1)
     1.75%                      02/27/03        3,000               3,000,000
  King County GO (Washington School
     District No. 408 Project)
     Series 1992A MB (A+, A1)
     6.60%                      12/01/02        1,000               1,017,953
  Municipal Securities Trust
     Certificates GO Series 2002-9039A
     DN (FGIC Insurance) (A-1)
     1.83%(b)(c)                10/07/02        5,750               5,750,000
  Yakima County Public Corp. RB
     (Michelson Packaging Co. Project)
     Series 2000 AMT DN (A-1+)
     1.85%(b)                   10/07/02          900                 900,000
                                                                 ------------
                                                                   11,817,953
                                                                 ------------
WEST VIRGINIA -- 1.6%
  Cabell County Building Commission RB
     (Pressley Ridge Schools Project)
     Series 2002 DN (National City Bank
     N.A. LOC)
     1.75%(b)                   10/07/02        3,100               3,100,000
  Municipal Securities Trust
     Certificates RB Series 2002A-9026
     DN (A-1)
     1.83%(b)(c)                10/07/02        7,990               7,990,000
                                                                 ------------
                                                                   11,090,000
                                                                 ------------
WISCONSIN -- 4.0%
  Amery IDRB (Plastech Corp. Project)
     Series 1997 AMT DN (U.S. Bank
     N.A. LOC)
     2.05%(b)                   10/07/02        2,000               2,000,000
  Appleton Redevelopment Authority RB
     Series 2001B DN (VMIG-1)
     1.75%(b)                   10/07/02        1,300               1,300,000
  Chilton School District GO Series 2002
     BAN (MIG-1)
     1.91%                      12/23/02        2,200               2,200,558
  Mequon IDRB (Johnson Level GRW
     Investment Project) Series 1995
     AMT DN (Bank One N.A. LOC)
     2.00%(b)                   10/01/02          840                 840,000
  Muskego Norway School District GO
     Series 2002 BAN
     2.25%                      04/01/03        4,500               4,505,184
  Southeast Wisconsin Professional
     Baseball Park RB Series 2000Y DN
     (MBIA Insurance) (VMIG-1)
     1.75%(b)                   10/07/02        2,280               2,280,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
  Waukesha School District GO
     Series 2002 TRAN (MIG-1)
     1.85%                      08/21/03     $  6,500            $  6,525,577
  Whitewater IDRB (Husco International,
     Inc. Project) Series 1997 AMT DN
     (LaSalle National Bank LOC) (A-1+)
     1.76%(b)                   10/07/02          500                 500,000
  Wisconsin Health & Educational
     Facilities Authority RB (Edgewood
     College Project) Series 1997 DN
     (Bank One N.A. LOC)
     1.85%(b)                   10/07/02        7,115               7,115,000
                                                                 ------------
                                                                   27,266,319
                                                                 ------------
WYOMING -- 1.0%
  Converse County Environmental
     Improvement RB (Pacificorp, Inc.
     Project) Series 1995 AMT DN
     (A-1, P-1)
     2.60%(b)                   10/01/02        2,000               2,000,000
  Lincoln County PCRB Series 1991 DN
     3.20%(b)                   10/07/02        5,000               5,000,000
                                                                 ------------
                                                                    7,000,000
                                                                 ------------
MULTI-STATES -- 1.4%
  ABN AMRO Munitops Certificates RB
     Series 2002-1 AMT DN (LaSalle
     National Bank LOC) (VMIG-1)
     1.90%(b)                   10/07/02        4,300               4,300,000
  Munimae Trust P Float PT-617 RB
     Series 2002 AMT DN (A-1+)
     1.85%(b)                   10/07/02        3,000               3,000,000
  Societe Generale Pool Trust RB
     Series 2001B SG P-13 DN (AA-)
     1.93%(b)                   10/07/02        2,510               2,510,000
                                                                 ------------
                                                                    9,810,000
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $685,598,859(a))                        99.7%             685,598,859

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                 0.3%               1,960,192
                                               ------            ------------

NET ASSETS (Equivalent to $1.00 per
  share based on 428,732,063
  Institutional shares, 104,502,883
  Service shares, 147,752,504 Hilliard
  Lyons shares and 6,586,999 Investor
  A shares outstanding)                        100.0%            $687,559,051
                                               ======            ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE,
  HILLIARD LYONS AND
  INVESTOR A SHARE
  ($687,559,051 / 687,574,449)                                          $1.00
                                                                        =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2002, the fund held 5.8% of its net assets in securities restricted as to resale.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                           STATEMENT OF NET ASSETS
                 NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO


                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS -- 101.0%
NEW JERSEY -- 100.4%
  Bergen County Improvement Authority
     Lease RB (Guaranteed Capital
     Equipment Project) Series 2002A
     MB (Aaa)
     3.50%                      03/01/03     $    315            $    316,922
  Bernards Township Sewer Authority RB
     Series 1985 MB (Wachovia Bank
     N.A. LOC)
     2.00%                      12/15/02        2,300               2,300,000
  Bridgewater Township GO Series 2001
     BAN
     2.45%                      10/11/02        3,400               3,400,303
  Bridgewater Township GO Series 2002
     BAN
     2.63%                      10/11/02        3,750               3,750,684
  Butler GO Series 2002 MB (FGIC
     Insurance) (Aaa)
     3.13%                      09/01/03          245                 248,882
  Camden County Improvement
     Authority RB (Congregation Beth-El
     Project) Series 2001 DN
     1.73%(b)                   10/07/02        2,445               2,445,000
  Cedar Grove Township School District
     GO Series 2002 MB (FSA Insurance)
     (Aaa)
     3.90%                      08/15/03          310                 316,544
  Delaware River Joint Toll Bridge
     Commission of New Jersey &
     Pennsylvania GO Series 2001 BAN
     (MIG-1)
     2.25%                      11/01/02        1,000               1,000,256
  Delaware River Port Authority
     Pennsylvania & New Jersey RB
     (Merlots Project) Series 2000B-04
     DN (First Union Bank LOC) (VMIG-1)
     1.65%(b)                   10/07/02        1,100               1,100,000
  Delran Township GO Series 2002 BAN
     2.50%                      04/16/03        1,112               1,117,624
  East Amwell Township GO Series 2002
     BAN
     2.50%                      03/07/03        2,153               2,159,315
  Evesham Township GO Series 2002
     BAN
     2.50%                      01/08/03        2,300               2,306,122
  Ewing and Lawrence Sewer Authority
     RB Series 2002 MB (Aaa)
     3.00%                      12/15/02          560                 561,701
  Franklin Boro GO Series 2002 MB
     (FSA Insurance) (Aaa)
     3.00%                      10/01/02          170                 170,000
  Hackettstown GO Series 2001 BAN
     2.65%                      10/10/02        1,120               1,120,460
  Hudson County Certificates of
     Participation Series 2001A-35 DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.65%(b)                   10/07/02        5,000               5,000,000
  Hudson County Certificates of
     Participation Series 2002 MB (MBIA
     Insurance) (AAA)
     4.00%                      06/01/03          840                 850,987
  Jersey City GO Series 1999A MB
     (AMBAC Insurance) (AAA, Aaa)
     5.00%                      10/01/02          500                 500,000
  Linden GO Series 2002 BAN
     2.50%                      06/05/03        2,480               2,491,528


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
  Long Beach Township GO Series 2002
     BAN
     2.50%                      09/30/03     $  2,389            $  2,410,320
  Mendham Township GO Series 2002
     BAN
     2.50%                      12/05/02        2,367               2,370,876
  Mercer County Improvement Authority
     Lease RB (Trenton Improvement
     Project) Series 2002A MB (AMBAC
     Insurance) (Aaa)
     2.50%                      08/01/03        1,215               1,226,201
  Middlesex County GO Series 2002A
     MB (AAA, Aaa)
     3.00%                      06/15/03          345                 348,358
  Middlesex County GO Series 2002B
     MB (AAA, Aaa)
     3.00%                      06/15/03          175                 176,703
  Montclair Township GO Series 2002
     MB (Aaa)
     3.50%                      03/01/03          320                 322,114
  Montgomery Township GO Series 2001
     BAN
     3.00%                      12/04/02          500                 500,972
  Morristown Parking Authority Parking
     RB Series 2002 MB (FSA Insurance)
     (Aaa)
     2.00%                      02/01/03          360                 360,176
  New Brunswick GO Series 2002 TAN
     3.00%                      02/27/03        2,500               2,515,029
  New Jersey Economic Development
     Authority First Mortgage Gross
     Receipts RB (The Evergreens
     Project) Series 1992 MB (AAA)
     9.25%                      10/01/02          800                 816,000
  New Jersey Economic Development
     Authority Multi-Mode IDRB (V & S
     Amboy Galvanizing LLC Project)
     Series 1999 AMT DN (KeyBank
     N.A. LOC)
     1.95%(b)                   10/07/02        3,135               3,135,000
  New Jersey Economic Development
     Authority Natural Gas Facilities RB
     (New Jersey Natural Gas Co.
     Project) Series 1995B AMT DN
     (Bank of New York LOC)
     (A-1+, VMIG-1)
     2.15%(b)                   10/01/02        3,000               3,000,000
  New Jersey Economic Development
     Authority RB (ARND LLC Project)
     Series 2000 AMT DN (First Union
      LOC)
     1.70%(b)                   10/07/02        1,700               1,700,000
  New Jersey Economic Development
     Authority RB (Beldar Business Form
     Manufacturing Project) Series 1999
     AMT DN (First Union Bank LOC)
     1.75%(b)                   10/07/02        1,000               1,000,000
  New Jersey Economic Development
     Authority RB (Bethany Baptist
     Church Project) Series 1998 DN
     (First Union Bank LOC)
     1.65%(b)                   10/07/02        2,960               2,960,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 14

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
  New Jersey Economic Development
     Authority RB (Denglas Technologies
     Project) Series 2000 AMT DN
     (Commerce Bank N.A. LOC)
     1.88%(b)                   10/07/02     $  4,200            $  4,200,000
  New Jersey Economic Development
     Authority RB (El Dorado Terminals
     Project) Series 1999A DN (Dow
     Chemical, Inc. Guaranty) (P-1)
     2.25%(b)                   10/01/02        4,600               4,600,000
  New Jersey Economic Development
     Authority RB (Encap Golf Holdings
     LLC Project) Series 2001 AMT DN
     (Bayerische Landesbank Girozentrale
     LOC) (A-1+, VMIG-1)
     1.65%(b)                   10/07/02        2,900               2,900,000
  New Jersey Economic Development
     Authority RB (Facile Holdings, Inc.
     Project) Series 1998 AMT DN (First
     Union Bank LOC) (A-1, VMIG-1)
     1.65%(b)                   10/07/02        5,470               5,470,000
  New Jersey Economic Development
     Authority RB (Far Sighted
     Investment LLC Project) Series
     1998A DN (First Union Bank LOC)
     1.75%(b)                   10/07/02        1,180               1,180,000
  New Jersey Economic Development
     Authority RB (Hamilton Industrial
     Development Project) Series 1998
     DN (First Union Bank LOC)
     1.70%(b)                   10/07/02        1,860               1,860,000
  New Jersey Economic Development
     Authority RB (J. James Realty Co.
     Project) Series 1998 AMT DN (First
     Union Bank LOC)
     1.75%(b)                   10/07/02          660                 660,000
  New Jersey Economic Development
     Authority RB (Kenwood USA Corp.
     Project) Series 1985 DN (Bank of
     New York LOC) (P-1)
     1.65%(b)                   10/07/02        3,300               3,300,000
  New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 AMT DN (Banque
     Nationale de Paribas LOC) (VMIG-1)
     1.70%(b)                   10/07/02          350                 350,000
  New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 2000 AMT DN (AllFirst Bank
     LOC) (A-1)
     1.73%(b)                   10/07/02        4,160               4,160,000
  New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 2001 DN (AllFirst Bank LOC)
     (A-1)
     1.73%(b)                   10/07/02        2,100               2,100,000
  New Jersey Economic Development
     Authority RB (Newark Fibers, Inc.
     Project) Series 1998 AMT DN (Bank
     of New York LOC)
     1.80%(b)                   10/07/02        1,200               1,200,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
  New Jersey Economic Development
     Authority RB (Ninette Group LP
     Project) Series 1998 AMT DN (First
     Union Bank LOC) (VMIG-1)
     1.75%(b)                   10/07/02     $    700           $    700,000
  New Jersey Economic Development
     Authority RB (Parke Place
     Association Project) Series 2000
     AMT DN (Commerce Bank N.A. LOC)
     1.88%(b)                   10/07/02        7,945               7,945,000
  New Jersey Economic Development
     Authority RB (Pennington Montessori
     School Project) Series 1998 DN
     (First Union Bank LOC)
     1.75%(b)                   10/07/02        1,250               1,250,000
  New Jersey Economic Development
     Authority RB (Thermal Energy LP
     Project) Series 1995 AMT DN (First
     Union Bank LOC)
     1.65%(b)                   10/07/02        6,000               6,000,000
  New Jersey Economic Development
     Authority RB (Wechsler Coffee Corp.
     Project) Series 1998 AMT DN (First
     Union Bank LOC)
     1.75%(b)                   10/07/02          965                 965,000
  New Jersey Economic Development
     Authority RB (Wood Hollow
     Associates Project) Series 1997 AMT
     DN (First Union Bank LOC) (A-1)
     1.65%(b)                   10/07/02        1,125               1,125,000
  New Jersey Economic Development
     Authority Thermal Energy Facilities
     RB (Marina Energy LLC Project)
     Series 2001A AMT DN (First Union
     Bank LOC) (A-1, VMIG-1)
     1.70%(b)                   10/07/02        2,000               2,000,000
  New Jersey Economic Development
     Authority Water Facilities RB
     (United Water New Jersey, Inc.
     Project) Series 1996B DN (Bank of
     New York LOC) (A-1C+, VMIG-1)
     2.05%(b)                   10/01/02        1,615               1,615,000
  New Jersey Educational Facilities
     Authority RB (Caldwell College
     Project) Series 2000B DN (Allied
     Irish Bank PLC LOC) (VMIG-1)
     1.65%(b)                   10/07/02          500                 500,000
  New Jersey Health Care Facilities
     Financing Authority P-Float PT 1319
     RB Series 2001 DN (AMBAC Insurance
     and Merrill Lynch & Co. SBPA)
     (A-1+)
     1.65%(b)                   10/07/02        3,300               3,300,000
  New Jersey Health Care Facilities
     Financing Authority RB (Merlots
     Project) Series 2001A DN (First
     Union Bank LOC) (VMIG-1)
     1.65%(b)                   10/07/02        2,685               2,685,000
  New Jersey Health Care Facilities
     Financing Authority RB (Saint
     Barnabas Medical Center Project)
     Series 2001A DN (J.P. Morgan
     Chase Bank LOC) (A-1+)
     1.65%(b)                   10/07/02          300                 300,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                           STATEMENT OF NET ASSETS
           NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
  New Jersey Health Care Facilities
     Financing Authority RB (Wiley
     Mission Project) Series 2002 DN
     (Commerce Bank N.A. LOC)
     (VMIG-1)
     1.68%(b)                   10/07/02     $  2,000            $  2,000,000
  New Jersey Housing and Mortgage
     Finance Agency RB (Merlots Project)
     Series 2000A-2 DN (MBIA Insurance
     and Wachovia Bank N.A. SBPA)
     (Aaa)
     1.70%(b)                   10/07/02        2,480               2,480,000
  New Jersey State GO Series 1996E
     MB (AA, Aa2)
     6.00%                      07/15/03        1,280               1,325,502
  New Jersey State GO Series 1999 MB
     (AA, Aa2)
     4.50%                      02/01/03          200                 202,064
  New Jersey State GO Series 2002
     TRAN (SP-1+, MIG-1)
     3.00%                      06/12/03        3,000               3,030,939
  New Jersey State Municipal Trust
     Certificates GO Series 2001A
     ZTC-37 DN (ZCM Matched Funding
     Corp. LOC) (VMIG-1)
     1.68%(b)                   10/07/02        1,200               1,200,000
  New Jersey State Municipal Trust
     Certificates GO Series 2001A
     ZTC-39 DN (ZCM Matched Funding
     Corp. LOC) (VMIG-1)
     1.68%(b)                   10/07/02       10,000              10,000,000
  New Jersey State Transportation Trust
     Fund Authority RB Series 1994A MB
     (Aaa)
     5.40%                      12/15/02        2,000               2,016,002
  New Jersey State Transportation Trust
     Fund Authority RB Series
     2002-II-R-149 MB (MIG-1)
     1.70%                      02/20/03        3,495               3,495,000
  Ocean County GO Series 2002 MB
     (Aa1)
     2.50%                      08/01/03        1,015               1,024,194
  Perth Amboy Board of Education GO
     Series 2002 MB (FGIC Insurance)
     (AAA)
     2.50%                      01/15/03          355                 355,974
     2.50%                      07/15/03          455                 458,000
  Rumson GO Series 2002 MB (Aa1)
     3.50%                      07/01/03          300                 304,669
  Salem County Pollution Control
     Financing Authority PCRB (E.I.
     DuPont de Nemours Project)
     Series 1982A DN (A-1+, VMIG-1)
     1.45%(b)                   10/07/02        8,400               8,400,000
  South Jersey Transportation Systems
     Authority RB Series 1992B MB
     (AAA)
     5.90%                      11/01/02        1,965               2,010,457
  Tinton Falls GO Series 2002 BAN
     2.25%                      09/24/03        2,195               2,210,888
  Totowa GO Series 2002 BAN
     2.25%                      06/19/03        3,449               3,468,554


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
  University of Medicine and Dentistry
     of New Jersey RB Series 2002A MB
     (AMBAC Insurance) (AAA, Aaa)
     3.50%                      12/01/02     $  2,510            $  2,517,012
  Vernon Township GO Series 2002 BAN
     2.25%                      01/16/03        3,165               3,171,570
  Voorhees Township GO Series 2002A
     BAN
     2.60%                      03/12/03        1,302               1,304,808
  Washington Township, Morris County
     GO Series 2001 BAN
     2.75%                      11/01/02        1,000               1,000,583
  West Milford Township GO Series 2002
     MB (FGIC Insurance) (Aaa)
     4.40%                      01/01/03          275                 276,638
                                                                 ------------
                                                                  166,615,931
                                                                 ------------
PUERTO RICO -- 0.6%
  Puerto Rico Commonwealth Highway and
     Transportation Authority P-Float
     PA 1052 RB Series 2002 DN (A-1+)
     1.68%(b)                   10/07/02        1,000               1,000,000
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $167,615,931(a))                       101.0%             167,615,931

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                 (1.0%)             (1,724,766)
                                               ------            ------------

NET ASSETS (Equivalent to $1.00 per
  share based on 86,569,189
  Institutional shares, 65,095,220
  Service shares and 14,239,376 Investor
  A shares outstanding)                        100.0%            $165,891,165
                                               ======            ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($165,891,165 / 165,903,785)                                          $1.00
                                                                        =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 16

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO



                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS -- 100.1%
NORTH CAROLINA -- 96.6%
  Buncombe County GO Series 1997
     DN (Wachovia Bank N.A. SBPA)
     (A-1+, VMIG-1)
     1.70%(b)                   10/07/02     $  4,790            $  4,790,000
  Buncombe County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Lustar Dyeing, Inc.
     Project) Series 1998 AMT DN (First
     Union Bank LOC)
     1.85%(b)                   10/07/02        2,475               2,475,000
  Carteret County Certificates of
     Participation (Public Facilities
     Project) Series 2002 MB (AMBAC
     Insurance) (AAA, Aaa)
     3.00%                      06/01/03          670                 677,066
  Chapel Hill GO Series 2002 MB
     (AA+, Aaa)
     3.00%                      02/01/03          155                 155,614
  Charlotte Airport RB Series 1993A DN
     (MBIA Insurance and Commerzbank
     SBPA) (A-1+, VMIG-1)
     1.70%(b)                   10/07/02        2,875               2,875,000
  Charlotte Airport RB Series 1997A
     AMT DN (MBIA Insurance and
     Chase Manhattan Bank SBPA)
     (A-1+, VMIG-1)
     1.75%(b)                   10/07/02        4,135               4,135,000
  Charlotte Certificates of Participation
     Series 2000 MB (Aa1)
     5.50%                      03/01/03        1,000               1,014,465
  Charlotte GO Series 1998 MB
     (AAA, Aaa)
     5.00%                      02/01/03        5,785               5,856,608
  Charlotte GO Series 2002 MB
     (AAA, Aaa)
     3.00%                      07/01/03        2,000               2,023,205
  Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996D DN
     (NationsBank LOC) (A-1+, VMIG-1)
     1.70%(b)                   10/07/02          400                 400,000
  Durham County Floater Certificates
     GO Series 2002-643 DN (Morgan
     Stanley Group LOC) (VMIG-1)
     1.75%(b)                   10/07/02        5,000               5,000,000
  Durham County GO Series 2001 MB
     (AAA, Aaa)
     4.25%                      04/01/03        1,000               1,013,861
  Durham County GO Series 2002 MB
     (AAA, Aaa)
     3.00%                      03/01/03          100                 100,638
  East Carolina University RB (Housing
     and Dining Facilities Project)
     Series 1995 MB (MBIA Insurance)
     (AAA, Aaa)
     5.25%                      11/01/02          200                 200,552
  Forsyth County GO Series 1993A MB
     (AAA, Aaa)
     4.50%                      03/01/03          500                 506,280
  Greensboro Certificates of
     Participation (Equipment
     Acquisition Project) Series 2000 DN
     (Wachovia Bank N.A. LOC) (A-1+,
     VMIG-1)
     1.70%(b)                   10/07/02        1,900               1,900,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
  Guilford County Industrial
     Facilities and Pollution Control
     Financing Authority RB (Quantum
     Group, Inc. Project) Series 2000
     AMT DN (Bank of America N.A. LOC)
     (F-1+, AA)
     1.80%(b)                   10/07/02     $    935            $    935,000
  Harnett County Certificates of
     Participation Series 2000 MB (FSA
     Insurance) (AAA, Aaa)
     4.75%                      12/01/02          200                 201,070
  High Point Water and Sewer GO
     Series 2002 MB (AA, Aa3)
     4.00%                      06/01/03          600                 609,100
  Iredell County Industrial Facilities
     and Pollution Control Financing
     Authority RB (B & B Fabricators
     Project) Series 1999 AMT DN (Bank
     of America N.A. LOC) (F-1+, AA)
     1.80%(b)                   10/07/02        2,300               2,300,000
  Lee County Industrial Facilities and
     Pollution Control Financing
     Authority RB (Trion, Inc. Project)
     Series 1995 DN (Wachovia Bank N.A.
     LOC)
     1.75%(b)                   10/07/02          100                 100,000
  Lee County Industrial Facilities and
     Pollution Control Financing
     Authority RB (Var-Arden Corp.
     Project) Series 1999 AMT DN
     (Commercial Bank of Detroit N.A.
     LOC)
     1.85%(b)                   10/07/02        4,800               4,800,000
  Mecklenburg County Certificates of
     Participation Series 2000 DN (Bank
     of America N.A. SBPA) (A-1+,
     VMIG-1)
     1.70%(b)                   10/07/02          450                 450,000
  Mecklenburg County GO Series 1993
     MB (AAA, Aaa)
     4.10%                      04/01/03        3,500               3,544,753
  Mecklenburg County GO Series 2000E
     DN (Bank of America N.A. LOC)
     (A-1+, VMIG-1)
     1.65%(b)                   10/07/02          700                 700,000
  Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Griffith
     Micro Science Project) Series 1995
     AMT DN (ABN-AMRO Bank N.V. LOC)
     (A-1+)
     1.75%(b)                   10/07/02        3,000               3,000,000
  Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Otto
     Industries, Inc. Project) Series
     1988 DN (Bank of America N.A. LOC)
     1.80%(b)                   10/07/02        2,460               2,460,000
  Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Piedmont
     Plastics Project) Series 1997 AMT
     DN (Branch Banking & Trust Co. LOC)
     1.75%(b)                   10/07/02        3,560               3,560,000
  North Carolina Capital Facilities
     Financing Agency RB (Cannon
     School Project) Series 2002 DN
     (Suntrust Bank LOC) (A-1+)
     1.70%(b)                   10/07/02        3,000               3,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
  North Carolina Capital Improvement
     GO Series 1994A MB (AAA, Aaa)
     4.70%                      02/01/03     $    650            $    656,983
  North Carolina Educational Facilities
     Financing Agency RB (Gaston Day
     School Project) Series 2000 DN
     (Bank of America N.A. LOC) (F-1+)
     1.70%(b)                   10/07/02          100                 100,000
  North Carolina Housing Finance
     Agency P-Float PA 982R RB
     Series 2002 DN (Merrill Lynch &
     Co. SBPA) (A-1+)
     1.75%(b)                   10/07/02        2,155               2,155,000
  North Carolina Housing Finance
     Agency RB (Merlots Project)
     Series 2000A-37 DN (First Union
     Bank LOC) (VMIG-1)
     1.80%(b)                   10/07/02        2,865               2,865,000
  North Carolina Housing Finance
     Agency RB (Merlots Project)
     Series 2001A-70 DN (First Union
     Bank LOC) (VMIG-1)
     1.80%(b)                   10/07/02        2,250               2,250,000
  North Carolina Housing Finance
     Agency RB (Municipal Securities
     Trust Certificates Project)
     Series 2002A-9034 AMT DN (Bear
     Stearns SBPA) (A-1)
     1.85%(b)                   10/07/02        9,240               9,240,000
  North Carolina Housing Finance
     Agency RB Series 2002 II-R-175
     DN (Salomon Smith Barney SBPA)
     (AA2, VMIG-1)
     1.80%(b)                   10/07/02        6,695               6,695,000
  North Carolina Medical Care
     Commission Health Care Facilities
     RB (Lutheran Services for the Aging
     Project) Series 1998 DN (Branch
     Banking & Trust Co. LOC) (A-1)
     1.70%(b)                   10/07/02          100                 100,000
  North Carolina Medical Care
     Commission Health Systems RB
     (Catholic Health East Project)
     Series 1998D DN (AMBAC
     Insurance and Suntrust Bank SBPA)
     (A-1+, VMIG-1)
     1.65%(b)                   10/07/02          700                 700,000
  North Carolina Medical Care
     Commission Hospital RB
     (Aces-Pooled Equipment Financing
     Project) Series 1985 DN (MBIA
     Insurance and KBL Bank SBPA)
     (A-1+, VMIG-1)
     1.60%(b)                   10/07/02          200                 200,000
  North Carolina Medical Care
     Commission Hospital RB (Angel
     Medical Center, Inc. Project)
     Series 1997 DN (First Union Bank
     LOC) (A-1)
     1.65%(b)                   10/07/02          600                 600,000
  North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1996 DN
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.65%(b)                   10/07/02          200                 200,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
  North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 2000 DN
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.65%(b)                   10/07/02     $  4,400            $  4,400,000
  North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985D DN (Wachovia Bank
     N.A. SBPA) (A-1+, VMIG-1)
     1.65%(b)                   10/07/02          300                 300,000
  North Carolina Medical Care Commission
     Hospital RB (Lincoln Health System
     Project) Series 1996A DN (Bank of
     America N.A. LOC) (A-1, VMIG-1)
     1.70%(b)                   10/07/02        2,100               2,100,000
  North Carolina Medical Care Commission
     Hospital RB (Lutheran Retirement
     Project) Series 1999 DN (Bank of
     America N.A. LOC) (VMIG-1)
     1.70%(b)                   10/07/02        2,355               2,355,000
  North Carolina Medical Care
     Commission Hospital RB (McDowell
     Hospital, Inc. Project) Series 1999
     DN (Wachovia Bank N.A. SBPA)
     (A-1)
     1.65%(b)                   10/07/02          900                 900,000
  North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1993 DN (Wachovia Bank
     N.A. LOC) (A-1+)
     1.65%(b)                   10/07/02          300                 300,000
  North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1998 DN (Wachovia Bank
     N.A. LOC) (A-1+)
     1.65%(b)                   10/07/02          300                 300,000
  North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 2001A DN (Chase Manhattan
     LOC) (A-1+)
     1.70%(b)                   10/07/02        2,500               2,500,000
  North Carolina Medical Care
     Commission Hospital RB (Park
     Ridge Hospital Project) Series 1988
     DN (Suntrust Bank LOC)
     (AA+, A-1+)
     1.70%(b)                   10/07/02        4,175               4,175,000
  North Carolina Medical Care
     Commission Hospital RB (St. Joseph
     Hospital Project) Series 1994 MB
     (AMBAC Insurance) (AAA, Aaa)
     4.40%                      10/01/02          450                 450,000
  North Carolina Medical Care
     Commission Retirement Facilities
     RB (Adult Communities Total
     Services Project) Series 1996 DN
     (LaSalle National Bank LOC) (A-1+)
     1.70%(b)                   10/07/02        6,740               6,740,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 18

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
  North Carolina Medical Care Commission
     Retirement Facilities RB
     (Aldersgate Project) Series 2001 DN
     (Branch Banking & Trust Co. LOC)
     (A-1)
     1.75%(b)                   10/07/02     $  1,200            $  1,200,000
  North Carolina Medical Care
     Commission Retirement Facilities
     RB (Brookwood Project) Series
     2001C DN (Branch Banking & Trust
     Co. LOC) (A-1)
     1.75%(b)                   10/07/02        2,500               2,500,000
  North Carolina Municipal Power
     Agency RB (Catawba Electric
     Project) Series 1992 MB (MBIA
     Insurance) (AAA, Aaa)
     5.90%                      01/01/03        1,000               1,010,168
  North Carolina Ports Authority Exempt
     Facilities RB (Wilmington Bulk LLC
     Project) Series 2001A DN (Branch
     Banking & Trust Co. LOC)
     1.75%(b)                   10/07/02        3,000               3,000,000
  North Carolina State GO Series 2001
     MB (AAA, Aaa)
     4.50%                      03/01/03          750                 758,301
  North Carolina State Public
     Improvement GO Series 2001A MB
     (AAA, Aaa)
     4.00%                      03/01/03        2,350               2,371,176
  North Carolina State Public School
     Building GO Series 1999 MB
     (AAA, Aaa)
     4.60%                      04/01/03        2,400               2,436,046
  Orange County Water and Sewer
     Authority RB Series 2001 MB
     (AA, Aa1)
     3.50%                      07/01/03          295                 299,362
  Raleigh County Certificates of
     Participation (Packaging Facilities
     Project) Series 2000A DN (Bank of
     America N.A. SBPA) (A-1+, VMIG-1)
     1.65%(b)                   10/07/02        3,025               3,025,000
  Raleigh Durham Airport Authority RB
     Series 2002 AMT DN (FGIC
     Insurance) (VMIG-1)
     1.65%(b)                   10/07/02        5,000               5,000,000
  Randolph County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Jowat Corp. Project)
     Series 1999 AMT DN (Wachovia
     Bank N.A. LOC) (AA2)
     1.80%(b)                   10/07/02        2,100               2,100,000
  Robeson County GO Series 1999 MB
     (FSA Insurance) (AAA, Aaa)
     4.00%                      03/01/03          500                 504,511
  Rockingham County Industrial
     Facilities and Pollution Control
     Financing Authority RB (Medibeg,
     Inc. Project) Series 1997 AMT DN
     (Wachovia Bank N.A. LOC)
     1.80%(b)                   10/07/02        1,700               1,700,000



                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            -----------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
  Rockingham County Industrial
     Facilities and Pollution Control
     Financing Authority RB (Whiteridge,
     Inc. Project) Series 1998 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.75%(b)                   10/07/02     $    900            $    900,000
  Rutherford County Industrial
     Facilities and Pollution Control
     Financing Authority RB (All
     American Homes Project) Series 1996
     AMT DN (Bank One N.A. LOC)
     1.95%(b)                   10/07/02        1,300               1,300,000
  Rutherford County Industrial
     Facilities and Pollution Control
     Financing Authority RB (Thieman
     Metal Technologies LLC Project)
     Series 1998 AMT DN (Branch Banking
     & Trust Co. LOC) (Aa2)
     1.75%(b)                   10/07/02        2,400               2,400,000
  Sampson County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Dubose Strapping,
     Inc. Project) Series 1997 DN (First
     Union Bank LOC) (A-1)
     1.85%(b)                   10/07/02        1,380               1,380,000
  Union County Industrial Facilities and
     Pollution Control Financing
     Authority IDRB (Rock-Tenn
     Converting Co. Project) Series 1997
     AMT DN (Suntrust Bank LOC) (AA2)
     1.80%(b)                   10/07/02        1,750               1,750,000
  University Hospital Chapel Hill RB
     Series 2001B DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1+, VMIG-1)
     2.05%(b)                   10/01/02          300                 300,000
  Wake County Casa Melvid Multi-
     Family Housing RB Series 2001A
     AMT DN (Suntrust Bank LOC)
     (VMIG-1)
     1.85%(b)                   10/07/02        2,500               2,500,000
  Wake County GO Series 1998 MB
     (AAA, Aaa)
     4.50%                      03/01/03          250                 252,623
  Warren County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Glen Raven Mills,
     Inc. Project) Series 1997 AMT DN
     (Wachovia Bank N.A. LOC) (AA3)
     1.75%(b)                   10/07/02        1,500               1,500,000
  Washington County Industrial
     Facilities PCRB (Mackeys Ferry
     Sawmill, Inc. Project) Series 1997
     AMT DN (Wachovia Bank N.A. LOC)
     (AA3)
     1.80%(b)                   10/07/02        2,700               2,700,000
  Wilkes County Certificates of
     Participation (Public Improvements
     Project) Series 2000 MB (FSA
     Insurance) (AAA, Aaa)
     4.75%                      12/01/02          500                 502,598


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
  Winston-Salem Certificates of
     Participation (Risk Acceptance
     Management Corp. Project) Series
     1988 DN (National Westminster
     Bank LOC) (A-1+)
     1.70%(b)                   10/07/02     $    645            $    645,000
  Winston-Salem GO Series 1990 DN
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.70%(b)                   10/07/02          520                 520,000
                                                                 ------------
                                                                  151,619,980
                                                                 ------------
PUERTO RICO -- 3.5%
  Municipal Securities Trust
     Certificates GO Series 2002-199A DN
     (MBIA Insurance and Bear Stearns
     LOC) (A-1+)
     1.65%(b)                   10/07/02        1,600               1,600,000
  Puerto Rico Commonwealth GO
     Series 1998 MB (MBIA Insurance)
     (AAA, Aaa)
     5.00%                      07/01/03        1,000               1,026,910
  Puerto Rico Commonwealth Highway
     and Transportation Authority
     Highway RB Series 1999 DN (MBIA
     Insurance and Salomon Smith
     Barney Liquidity Facility) (A-1+)
     1.63%(b)                   10/07/02        1,000               1,000,000
  Puerto Rico Commonwealth P-Float PA
     931 GO Series 2001 DN (XLCA
     Insurance and Merrill Lynch & Co.
     SBPA) (A-1+)
     1.64%(b)                   10/07/02          500                 500,000
  Puerto Rico Electric Power Authority
     RB (Municipal Securities Trust
     Receipts Project) Series 1997
     SGA-43 DN (Societe Generale LOC)
     (A-1+)
     1.65%(b)                   10/07/02          900                 900,000
  Puerto Rico Telephone Authority RB
     Series 1993 MB (AMBAC Insurance)
     (AAA, Aaa)
     4.95%                      01/01/03          505                 509,477
                                                                 ------------
                                                                    5,536,387
                                                                 ------------



                                                                    VALUE
                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $157,156,367(a))                       100.1%            $157,156,367

LIABILITIES IN EXCESS
   OF OTHER ASSETS                              (0.1%)               (100,232)
                                               ------            ------------

NET ASSETS (Equivalent to $1.00 per
  share based on 156,477,125
  Institutional shares, 204,852
  Service shares and 375,063 Investor
  A shares outstanding)                        100.0%            $157,056,135
                                               ======            ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($157,056,135 / 157,057,040)                                          $1.00
                                                                        =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 20

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS -- 101.1%
OHIO -- 101.1%
  American Municipal Power, Inc.
     Electric System Improvement RB
     (Genoa Valley Project)
     Series 2001 BAN
     2.25%                      10/10/02     $  1,100            $  1,100,000
  American Municipal Power, Inc.
     Electric System Improvement RB
     (Oberlin Project) Series 2001 BAN
     2.25%                      12/11/02          825                 825,000
  American Municipal Power, Inc.
     Electric System Improvement RB
     (Wilmington Project)
     Series 2001 BAN
     2.25%                      12/12/02          400                 400,000
  American Municipal Power, Inc. RB
     (Amherst City Project)
     Series 2001 BAN
     2.30%                      12/05/02        1,065               1,065,000
  American Municipal Power, Inc. RB
     (City of Galion Project)
     Series 2001 BAN
     2.35%                      11/15/02        1,500               1,500,000
  American Municipal Power, Inc. RB
     (Grafton Village Project)
     Series 2002 BAN
     2.00%                      06/19/03          700                 700,000
  American Municipal Power, Inc. RB
     (Montpelier Village Project)
     Series 2002 BAN
     1.85%                      07/10/03        1,000               1,000,000
  American Municipal Power, Inc. RB
     Series 2001 BAN
     2.35%                      11/07/02        1,600               1,600,000
  American Municipal Power, Inc. RB
     Series 2002 BAN
     1.75%                      11/07/02          750                 750,000
     1.65%                      08/06/03          750                 750,000
     1.60%                      08/22/03        1,000               1,000,000
  Ashtabula County IDRB (Brighton
     Manor, Inc. Project) Series 1986
     AMT DN (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        1,200               1,200,000
  Barberton Fifth Street Improvement
     GO Series 2001 BAN
     2.25%                      12/19/02          795                 795,421
  Beavercreek GO Series 2002 BAN
     2.10%                      07/22/03        1,212               1,216,803
  Belmont County GO Series 2001 BAN
     2.62%                      10/10/02          500                 500,038
  Berea GO Series 2002 BAN
     1.80%                      07/10/03          300                 300,456
  Brooklyn IDRB (Dylon Industries, Inc.
     Project) Series 1999 AMT DN
     (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        1,000               1,000,000
  Celina County GO Series 2002 BAN
     2.39%                      11/19/02          720                 720,369
  Champaign County IDRB (Allied
     Signal, Inc. Project) Series 1998
     DN (A-1)
     2.00%(b)                   10/07/02        1,000               1,000,000
  Chillicothe GO Series 2002 BAN
     2.25%                      05/29/03        1,000               1,002,123



                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
  Cleveland GO Series 2002 BAN
     2.00%                      12/12/02     $  4,000            $  4,001,166
  Cuyahoga County IDRB (Actron
     Manufacturing Project) Series 1998
     DN (National City Bank N.A. LOC)
     1.90%(b)                   10/07/02          735                 735,000
  Cuyahoga County IDRB (Cleveland
     Gear Co., Inc. Project) Series 1998
     AMT DN (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        1,500               1,500,000
  Cuyahoga County IDRB (Great Lakes
     Brewing Co. Project) Series 2001
     AMT DN (Huntington National Bank
     LOC)
     1.88%(b)                   10/07/02        1,420               1,420,000
  Cuyahoga County IDRB (Marine
     Mechanical Corp. Project) Series
     2000 AMT DN (Charter One Bank
     LOC)
     1.95%(b)                   10/07/02        3,930               3,930,000
  Cuyahoga County IDRB (Northstar
     Project) Series 1998 AMT DN
     (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        1,170               1,170,000
  Dayton-Montgomery County Port
     Authority RB Series 2002 BAN
     3.88%                      05/19/03        2,000               2,016,896
  Delaware County IDRB (Air Waves,
     Inc. Project) Series 1995 DN
     (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02          625                 625,000
  Delhi Township Public Safety GO
     Series 2001 MB (Aaa)
     2.50%                      10/15/02          125                 125,000
  Dover County GO (Municipal Electrical
     System Improvement Project)
     Series 2002 BAN
     2.15%                      01/09/03          900                 900,603
  Dublin School District GO Series 1992
     MB (AAA, Aaa)
     6.20%                      12/01/02          300                 308,308
  Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 AMT DN
     (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        3,600               3,600,000
  Fairfield County GO Series 2001 BAN
     2.59%                      10/10/02        1,500               1,500,148
  Fairfield County GO Series 2002 BAN
     2.11%                      01/17/03          730                 730,871
  Franklin County Economic
     Development RB (Ferguson Steel
     Co., Inc. Project) Series 1999 AMT
     DN (Bank One N.A. LOC)
     1.95%(b)                   10/07/02        1,300               1,300,000
  Franklin County Health Care Facilities
     RB (Heritage Day Health Centers
     Project) Series 2002 DN (Huntington
     National Bank LOC)
     1.80%(b)                   10/07/02        1,325               1,325,000
  Fulton County IDRB (Haas Door Co. &
     Nofziger Doors International, Inc.
     Project) Series 1999 AMT DN
     (National City Bank N.A. LOC)
     1.90%(b)                   10/07/02        1,000               1,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
  Geauga County RB (Thistle Lane
     Project) Series 2000 AMT DN
     (Huntington National Bank LOC)
     1.88%(b)                   10/07/02     $  1,980            $  1,980,000
  Greene County IDRB (AFC Stamping
     & Production, Inc., Barsplice
     Products Project) Series 1995 AMT
     DN (National City Bank N.A. LOC)
         1.95%(b)               10/07/02          710                 710,000
  Greene County IDRB (Antioch
     Publishing Co. Project) Series 1996
     DN (National City Bank N.A. LOC)
     1.90%(b)                   10/07/02          500                 500,000
  Hamilton County Hospital Facilities RB
     (Beechwood Home Project) Series
     1997 DN (Star Bank N.A. LOC)
     1.70%(b)                   10/07/02          100                 100,000
  Hebron Water Works Systems
     Improvement GO Series 2002 BAN
     2.30%                      10/01/03        1,650               1,660,511
  Indian Hill Village School District
     School Improvement GO
     Series 2001 BAN (Aa1)
     4.00%                      12/01/02          400                 401,349
  Lakewood GO Series 2002 BAN
     2.50%                      05/16/03        1,410               1,413,858
  Lebanon GO Series 2002 BAN
     2.15%                      05/22/03          610                 610,953
  Lorain County IDRB (Ohio
     Metallurgical Services Project)
     Series 2001 AMT DN (First Merit
     Bank N.A. LOC)
     2.05%(b)                   10/07/02        2,500               2,500,000
  Lorain County RB (Hospital Facilities
     Revenue Refunding and
     Improvement Project) Series 2001A
     MB (AA-, A1)
     5.00%                      10/01/02        2,020               2,020,000
  Lyndhurst GO Series 2002 BAN
     1.95%                      03/13/03          550                 550,603
     1.70%                      08/21/03        1,500               1,503,276
  Mahoning County IDRB (Serra Land
     Project) Series 1997 DN (KeyBank
     N.A. LOC)
     1.95%(b)                   10/07/02        1,620               1,620,000
  Mahoning County RB (Youngstown
     Iron & Metal, Inc. Project) Series
     1997 AMT DN (National City Bank
     N.A. LOC)
     1.90%(b)                   10/07/02        1,195               1,195,000
  Maple Heights GO Series 2002 BAN
     1.70%                      08/20/03        1,340               1,342,336
  Marysville GO Series 2002 Vehicle &
     Equipment Notes
     2.02%                      03/12/03          950                 951,323
  Mayfield GO Series 2002 BAN
     1.75%                      09/18/03        1,000               1,002,845
  Mentor IDRB (Arrow Machine Co. Ltd.
     Project) Series 1997 DN (First
     Merit Bank N.A. LOC)
     2.05%(b)                   10/07/02        1,755               1,755,000
  Miami County GO Series 2002 BAN
     1.89%                      10/30/02        1,770               1,770,333


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
  Miamisburg GO Series 2001 BAN
     2.60%                      10/10/02     $    700            $    700,059
     2.42%                      12/13/02          530                 530,332
  Montgomery County Health Facilities
     Authority RB (Catholic Health
     Initiatives Project) Series 1997B
     DN (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.75%(b)                   10/07/02          900                 900,000
  Napoleon GO Series 2002 BAN
     2.25%                      05/15/03        1,040               1,041,256
  North Olmsted GO Series 2002 BAN
     2.15%                      06/18/03          765                 766,335
  North Royalton GO Series 2002 BAN
     1.90%                      02/13/03        1,100               1,101,598
  Norwalk GO Series 2002 BAN
     2.25%                      07/03/03        1,035               1,038,829
  Ohio Air Quality Development Authority
     RB (JMG Funding Ltd. Partnership
     Project) Series 1994A AMT DN
     (Societe Generale LOC) (A-1+)
     1.72%(b)                   10/07/02          200                 200,000
  Ohio Air Quality Development Authority
     RB (JMG Funding Ltd. Partnership
     Project) Series 1994B AMT DN
     (Westdeutsche Landesbank
     Gironzentrale LOC) (A-1+, VMIG-1)
     1.80%(b)                   10/07/02          550                 550,000
  Ohio Higher Educational Facility
     Community RB Series 2000C DN
     (Fifth Third Bank N.A. LOC)
     1.85%(b)                   10/07/02          965                 965,000
  Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln
     Park Association Project) Series
     1985 MB (Bank One N.A. LOC)
     (MIG-1)
     1.80%                      11/01/02          675                 675,000
  Ohio Housing Finance Agency RB
     (Merlots Project) Series 2001A-78
     DN (First Union Bank LOC)
     (VMIG-1)
     1.80%(b)                   10/07/02        3,995               3,995,000
  Ohio Housing Finance Authority RB
     Series 2000AA DN (Government
     National Mortgage Association)
     (VMIG-1)
     1.80%(b)                   10/07/02        2,060               2,060,000
  Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN (National City Bank
     N.A. LOC)
     1.90%(b)                   10/07/02          840                 840,000
  Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 AMT DN (Fifth Third
     Bank N.A. LOC)
     1.80%(b)                   10/07/02        1,115               1,115,000
  Ohio PCRB (Ross Incineration Project)
     Series 2000-1 AMT DN (Bank One
     N.A. LOC)
     2.00%(b)                   10/07/02        3,450               3,450,000
  Ohio State Higher Education Facility
     RB Series 1999 DN (Fifth Third
     Bank N.A. LOC)
     1.85%(b)                   10/07/02          285                 285,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 22

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
  Ohio State Macon Trust I RB Series
     2001 DN (Bank of America N.A. LOC)
     (VMIG-1)
     1.80%(b)                   10/07/02     $  2,230            $  2,230,000
  Ohio State Reset Option Certificates
     GO Series 2002-II-R-167 DN
     (Salomon Smith Barney Liquidity
     Facility) (VMIG-1)
     1.77%(b)                   10/07/02        3,000               3,000,000
  Ohio Water Authority Solid Waste
     Disposal RB (American Steel & Wire
     Corp. Project) Series 1995 AMT DN
     (Bank of America N.A. LOC) (A-1)
     1.85%(b)                   10/07/02          500                 500,000
  Ohio Water Development Authority
     PCRB (Philip Morris Co., Inc.
     Project) Series 1997 DN (P-1)
     1.85%(b)                   10/07/02        7,100               7,100,000
  Painesville IDRB (Core System LLC
     Project) Series 2000 AMT DN
     (National City Bank N.A. LOC)
     1.90%(b)                   10/07/02        4,835               4,835,000
  Portage County IDRB (Action Super
     Abrasive Project) Series 1996 AMT
     DN (National City Bank N.A. LOC)
     1.90%(b)                   10/07/02          960                 960,000
  Portage County IDRB (Bauer/Hibbard
     Properties Ltd. Project) Series
     1998 DN (National City Bank N.A.
     LOC)
     1.90%(b)                   10/07/02          600                 600,000
  Ravenna GO Series 2001 BAN
     2.55%                      11/01/02          575                 575,119
  Richland County GO Series 2000 BAN
     (MIG-1)
     2.42%                      11/14/02        1,262               1,262,476
  Ross County GO Series 2002 BAN
     2.01%                      03/20/03        1,000               1,001,415
  Sandusky County IDRB (Brighton
     Manor Co. Project) Series 1986
     AMT DN (Bank One N.A. LOC)
     (VMIG-1)
     1.95%(b)                   10/07/02        2,800               2,800,000
  St. Marys GO Series 2002 BAN
     2.25%                      06/12/03        1,182               1,184,013
  Stark County GO Series 2002 MB
     1.75%                      08/06/03          500                 501,041
  Strongsville GO Series 2002 BAN
     1.90%                      02/13/03          750                 750,681
  Strongsville IDRB (Web Plastics Co.
     Project) Series 1997 DN (National
     City Bank N.A. LOC)
     1.90%(b)                   10/07/02          790                 790,000
  Summit County IDRB (Austin Printing
     Co., Inc. Project) Series 1994 AMT
     DN (Bank One N.A. LOC)
     1.90%(b)                   10/07/02          260                 260,000
  Summit County IDRB (Flutes LLC
     Project) Series 2002 AMT DN
     (Marshall & Ilsley Bank LOC)
     1.90%(b)                   10/07/02        3,375               3,375,000
  Summit County IDRB (Jendrisak
     Properties Project) Series 2001
     AMT DN (First Merit Bank N.A. LOC)
     2.05%(b)                   10/07/02        2,500               2,500,000



                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
  Summit County IDRB (JRB. Co., Inc.
     Project) Series 1997 DN (National
     City Bank N.A. LOC)
     1.90%(b)                   10/07/02     $  2,765            $  2,765,000
  Summit County IDRB (KB Compost
     Services, Inc. Project) Series 2001
     AMT DN (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        2,700               2,700,000
  Summit County IDRB (Sigma
     Properties Project) Series 2000A
     AMT DN (National City Bank N.A.
     LOC)
     1.90%(b)                   10/07/02        1,720               1,720,000
  Summit County IDRB (Waltco Truck
     Equipment Project) Series 1988
     AMT MB (Skandinaviska Enskilda
     LOC)
     2.50%                      01/15/03          630                 630,000
  Summit County Port Authority
     Facilities RB (ASC Manufacturing
     Ltd. Project) Series 2002 DN (Fifth
     Third Bank N.A. LOC)
     1.77%(b)                   10/07/02        3,500               3,500,000
  Tiffin GO Series 2002 Sanitation &
     Sewer Improvement Notes
     2.10%                      06/26/03        1,000               1,001,796
  Toledo Multi-Family Housing RB
     (Cherrywood Apartments Project)
     Series 2001 AMT DN (KeyBank
     N.A. LOC)
     1.95%(b)                   10/07/02        2,990               2,990,000
  Trumbull County IDRB Series 2000B
     AMT DN (Bank One N.A. LOC)
     2.05%(b)                   10/07/02          570                 570,000
  University  of Toledo General
     Receipts RB Series 2001 SGA-125 DN
     (FGIC Insurance) (A-1+)
     1.75%(b)                   10/07/02        1,400               1,400,000
  Wapakoneta GO Series 2001 BAN
     3.15%                      12/05/02          375                 375,293
  Wapakoneta GO Series 2002 BAN
     1.90%                      10/09/03          465                 466,139
  Wood County Economic Development
     RB (Hammill Manufacturing Co.
     Project) Series 2000 AMT DN (Sky
     Financial Bank LOC)
     2.65%(b)                   10/07/02        1,875               1,875,000
  Wood County Economic Development
     RB (Precision Aggregate II Project)
     Series 1996 AMT DN (Mid
     American National Banking & Trust
     LOC)
     2.65%(b)                   10/07/02        2,100               2,100,000
  Wood County Economic Development
     RB (Toledo Electrical Fund Project)
     Series 2000 DN (Mid American
     National Banking & Trust LOC)
     2.65%(b)                   10/07/02        1,260               1,260,000
  Wood County Economic Development
     RB (Sun Seed Holding Co., Inc.
     Project) Series 2001A AMT DN
     (Sky Financial Bank LOC)
     2.65%(b)                   10/07/02        1,500               1,500,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
  Wyoming GO Series 2002 BAN
     2.25%                      09/12/03     $    861            $    867,024
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $148,358,995(a))                       101.1%             148,358,995

LIABILITIES IN EXCESS
   OF OTHER ASSETS                              (1.1%)             (1,570,730)
                                               ------            ------------

NET ASSETS (Equivalent to $1.00 per
  share based on 104,442,028
  Institutional shares, 11,513,181
  Service shares and 30,860,253
  Investor A shares outstanding)               100.0%            $146,788,265
                                               ======            ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($146,788,265 / 146,815,462)                                          $1.00
                                                                        =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 24

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO


                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS -- 99.1%
PENNSYLVANIA -- 98.9%
  Allegheny County Airport RB
     (Pittsburgh International Airport
     Project) Series 1997A-1 MB (MBIA
     Insurance) (AAA, Aaa)
     5.50%                      01/01/03     $    500            $    504,480
  Allegheny County GO Series
     1993C-42 MB (AA, A2)
     4.38%                      10/01/02          800                 800,000
  Allegheny County GO Series 1999 DN
     (ABN-AMRO Bank N.V. LOC)
     (VMIG-1)
     1.72%(b)                   10/07/02        2,000               2,000,000
  Allegheny County Hospital
     Development Authority RB
     (Presbyterian University Health
     Center Project) Series 1992A MB
     (MBIA Insurance) (AAA, Aaa)
     6.25%                      11/01/02          500                 501,665
  Allegheny County IDRB (Carnegie
     Museums of Pittsburgh Project)
     Series 2002 DN (VMIG-1)
     1.75%(b)                   10/07/02        4,500               4,500,000
  Allegheny County Residential
     Financing Authority Mortgage RB
     (Single Family Mortgage Project)
     Series 2001B MB (MIG-1)
     2.25%                      11/01/02        1,075               1,075,000
  Allentown Water Guaranteed RB
     Series 2001 MB (AMBAC Insurance)
     (Aaa)
     4.00%                      10/15/02          720                 720,448
  Berks County IDRB (Beacon Container
     Corp. Project) Series 1997A AMT
     DN (First Union Bank LOC) (P-1)
     1.85%(b)                   10/07/02        1,430               1,430,000
  Berks County IDRB (Tray Pak Co.
     Project) RB Series 2001A AMT DN
     (First Union Bank LOC)
     1.85%(b)                   10/07/02        4,420               4,420,000
  Berwick Area Junction Sewer Authority
     RB Series 2001 MB (MBIA
     Insurance) (AAA)
     4.00%                      10/15/02          300                 300,192
  Bethel Park School District GO
     Series 2002 TRAN
     2.50%                      06/30/03        2,750               2,764,076
  Bethlehem County GO Series 2002
     MB (FGIC Insurance) (AAA)
     1.65%                      11/01/02          595                 595,000
  Bethlehem Water Authority RB Series
     1992A MB (MBIA Insurance)
     (AAA, Aaa)
     6.00%                      11/15/02          205                 205,991
     6.30%                      11/15/02        1,065               1,071,004
  Boyertown School District GO Series
     1996 MB (AAA, Aaa)
     5.50%                      06/15/03          145                 149,032
  Bucks County GO Series 2002 TRAN
     2.75%                      12/31/02       21,000              21,061,152
  Bucks County IDRB (LTL Color
     Compounders Project) Series 1999B
     DN (First Union Bank LOC)
     1.85%(b)                   10/07/02        2,915               2,915,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Bucks County St. Mary Hospital
     Authority RB (Catholic Healthcare
     Project) Series 1997B DN
     (J.P. Morgan Chase Bank LOC)
     (A-1+, VMIG-1)
         1.70%(b)               10/07/02     $   600             $    600,000
  Bucks County Water & Sewer Authority
     RB (Collection Sewer System
     Project) Series 1992 MB (FGIC
     Insurance) (AAA, Aaa)
     5.65%                      12/01/02          500                 502,962
  Bucks County Water & Sewer Authority
     RB (Neshaminy Interceptor Project)
     Series 2001B MB (AMBAC
     Insurance) (AAA)
     2.00%                      12/01/02        1,820               1,820,000
  Bucks County Water & Sewer Authority
     RB Series 2002B MB (AAA)
     1.60%                      12/01/02          110                 110,000
  Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1998A-1 AMT DN
     (Bayerische Hypo-Und Vereinsbank
     LOC) (VMIG-1)
     1.75%(b)                   10/07/02        1,000               1,000,000
  Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1998A-2 AMT DN
     (Bayerische Hypo-Und Vereinsbank
     LOC) (VMIG-1)
     1.74%(b)                   10/07/02        1,395               1,395,000
  Carmichaels Area School District GO
     Series 2002 MB (FGIC Insurance)
     2.63%                      09/01/03          305                 307,970
  Central Bucks School District GO
     Series 2000A DN (FGIC Insurance)
     (VMIG-1)
     1.75%(b)                   10/07/02        1,850               1,850,000
  Chester County GO Series 2001 MB
     (Aa2)
     3.00%                      11/15/02        1,645               1,646,695
  Chester County Health & Education
     Facilities Authority RB (Simpson
     Meadows Project) Series 2000 DN
     (Allied Irish Bank PLC LOC) (A-1)
     1.80%(b)                   10/07/02          800                 800,000
  Chester County IDRB (RV Industrial,
     Inc. Project) Series 2001 DN
     (Allied Irish Bank PLC LOC) (A-1)
     1.83%(b)                   10/07/02        5,500               5,500,000
  Clinton County GO Series 2002 MB
     (MBIA Insurance) (AAA)
     2.00%                      12/01/02          365                 365,239
  Crawford County IDRB Series 2000
     AMT DN (National City Bank N.A.
     LOC)
     1.90%(b)                   10/07/02        1,505               1,505,000
  Cumberland County IDRB (Lane
     Enterprises, Inc. Project) Series
     1994 AMT DN (First Union Bank
     LOC) (P-1)
     1.80%(b)                   10/07/02          305                 305,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  Cumberland County IDRB (Lawrence
     Schiff Silk Co. Project) Series
     1998 DN (First Union Bank LOC)
     1.85%(b)                   10/07/02     $  1,425            $  1,425,000
  Delaware County GO Series 1992 MB
     (FGIC Insurance) (AA)
     6.00%                      11/15/02          500                 502,458
  Delaware County IDA PCRB
     (Philadelphia Electric Co. Project)
     Series 1993A MB (FGIC Insurance)
     1.35%                      01/30/03       11,000              11,000,000
  Delaware River Joint Toll Bridge
     Commission of New Jersey &
     Pennsylvania GO Series 2001 BAN
     2.25%                      11/01/02        1,000               1,000,256
  Delaware River Port Authority
     Pennsylvania & New Jersey RB
     (Port District Project) Series 2001A
     MB (AAA, Aaa)
     3.50%                      01/01/03          390                 391,546
  Delaware River Port Authority
     Pennsylvania & New Jersey RB (Port
     District Project) Series 2001B MB
     (AAA, Aaa)
     3.50%                      01/01/03          800                 803,171
  Delaware Valley Regional Finance
     Authority Local Government RB
     Series 2001A DN (AMBAC
     Insurance and Salomon Smith
     Barney SBPA) (A-1+)
     1.77%(b)                   10/07/02        5,000               5,000,000
  Delaware Valley Regional Finance
     Authority RB Series 2001J DN
     (AMBAC Insurance) (A-1+, VMIG-1)
     1.76%(b)                   10/07/02        3,130               3,130,000
  Downingtown Area School District GO
     Series 2002 TRAN
     2.40%                      06/30/03        1,600               1,610,011
  East Hempfield Township IDRB (Herley
     Industrial, Inc. Project) Series 2001
     DN (A-1)
     1.83%(b)                   10/07/02        3,000               3,000,000
  East Penn School District GO Series
     2002 MB (FSA Insurance) (Aaa)
     2.25%                      10/01/02          315                 315,000
  East Penn School District GO Series
     2002A MB (MBIA Insurance) (Aaa)
     1.40%                      10/01/02          915                 915,000
  East Stroudsburg Area School District
     GO Series 1998 MB (FGIC
     Insurance) (Aaa)
     5.00%                      11/15/02          700                 702,765
  Eastern Pennsylvania Industrial &
     Commercial Development Authority
     IDRB (Electronic Data Systems
     Project) Series 1993 AMT DN
     (Wachovia Bank N.A. LOC) (Aa2)
     1.75%(b)                   10/07/02        7,800               7,800,000
  Ephrata Area School District GO
     Series 2001B MB (FGIC Insurance)
     (Aaa)
     3.00%                      10/15/02          740                 740,294


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  Erie County Hospital Authority RB
     (Senior Living Services, Inc.
     Project) Series 2001 DN
     (Kredietbank LOC) (VMIG-1)
     1.75%(b)                   10/07/02     $  1,800            $  1,800,000
  Erie County IDRB (American Turned
     Products Project) Series 1997 AMT
     DN (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        1,660               1,660,000
  Erie County IDRB (Reed Manufacturing
     Project) Series 1997 AMT DN
     (National City Bank N.A. LOC)
     1.90%(b)                   10/07/02          800                 800,000
  Fayette County IDRB (Dynamic
     Material Corp. Project) Series 1998
     AMT DN (KeyBank N.A. LOC)
     1.95%(b)                   10/07/02        4,690               4,690,000
  Franklin County IDA Health Care RB
     Series 2000 DN (AMBAC Insurance
     and First Union Bank SBPA) (A-1)
     1.78%(b)                   10/07/02        2,900               2,900,000
  Franklin County IDRB (Menno Haven
     Project) Series 2001 DN (National
     Westminster Bank LOC) (A-1)
     1.78%(b)                   10/07/02       19,640              19,640,000
  Franklin County IDRB (Precast System
     Project) Series 2001A AMT DN
     (AllFirst Bank LOC) (A-2, F-1, P-1)
     1.83%(b)                   10/07/02        1,900               1,900,000
  Gettysburg Municipal Authority Sewer
     RB Series 2002 MB (Aaa)
     1.75%                      10/01/02          295                 295,000
  Gettysburg Municipal Authority Water
     and Sewer RB Series 2002 MB
     (FGIC Insurance) (Aaa)
     1.75%                      10/01/02          145                 145,000
  Great Valley School District Chester
     County GO Series 2002 MB (FSA
     Insurance) (Aaa)
     2.00%                      02/15/03          415                 415,150
  Hampton Township Sanitation Authority
     Sewer RB Series 1993 MB (MBIA
     Insurance) (AAA, Aaa)
     5.55%                      02/01/03          750                 759,925
  Harbor Creek School District GO
     Series 2002 MB (FSA Insurance)
     (AAA)
     1.45%                      11/01/02          315                 315,000
  Harrisburg Authority RB Series 2001
     DN (Bayerische Landesbank
     Girozentrale LOC) (A-1)
     1.73%(b)                   10/07/02          750                 750,000
  Indiana County IDRB (Conemaugh
     Project) Series 1997A AMT DN
     (Union Bank of Switzerland LOC)
     (VMIG-1)
     1.70%(b)                   10/07/02        5,000               5,000,000
  Indiana County Municipal Services
     Authority Sewer RB Series 2001 MB
     (AMBAC Insurance) (AAA)
     2.25%                      10/01/02          225                 225,000
  Keystone Oaks School District GO
     Series 2002A MB (MBIA Insurance)
     (AAA)
     1.50%                      08/15/03          175                 175,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 26

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)



                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  Lackawanna County IDRB (Herff
     Jones, Inc. Project) Series 2001
     AMT DN (National City Bank N.A.
     LOC)
     1.90%(b)                   10/07/02     $  2,800            $  2,800,000
  Lancaster County Hospital Authority
     RB (Health Center Luthercare
     Project) Series 1999 DN (A-1)
     1.80%(b)                   10/07/02        5,275               5,275,000
  Lancaster County Hospital Authority
     RB (Lancaster General Hospital
     Project) Series 2002 DN (VMIG-1)
    1.85%(b)                    10/07/02        4,000               4,000,000
  Lancaster County IDRB (Clean Creek
     Partners Project) Series 2000 DN
     (A-1)
     1.83%(b)                   10/07/02        5,915               5,915,000
  Lancaster County IDRB (Oakfront LP
     Project) Series 2001 DN (AllFirst
     Bank LOC) (A-2, P-1, F-1)
     1.83%(b)                   10/07/02        2,700               2,700,000
  Lancaster County IDRB Series 1998
     AMT DN (Bank One N.A. LOC)
     1.95%(b)                   10/07/02        2,200               2,200,000
  Lancaster Housing Financing Authority
     RB (Landis Homes Retirement
     Community Project) Series 2002 DN
     (AllFirst Bank LOC)
     1.78%(b)                   10/07/02       10,500              10,500,000
  Lancaster IDRB (D&P Skibo LLC
     Project) Series 2001 AMT DN
     (Wachovia Bank N.A. LOC)
     1.85%(b)                   10/07/02        2,295               2,295,000
  Lancaster IDRB (John F. Martin &
     Sons Project) Series 2001 AMT DN
     (A-2)
     1.95%(b)                   10/07/02          900                 900,000
  Lawrence County IDRB (L&N
     Metallurgical Products Project)
     Series 1996 AMT DN (Banque
     Nationale de Paribas LOC)
     2.05%(b)                   10/07/02        4,600               4,600,000
  Lebanon County Health Facility RB
     Series 2000 DN (Northern Trust
     LOC) (A-1+)
     1.75%(b)                   10/07/02        3,200               3,200,000
  Lebanon County Health Facility RB
     Series 2002 DN (A-1)
     1.78%(b)                   10/07/02        5,600               5,600,000
  Lehigh County GO Series 2001 MB
     (Aa3)
     3.00%                      11/15/02        1,015               1,016,354
  Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project) Series
     1984 DN (Rabo Bank Nederland
     LOC) (A-1+)
     1.40%(b)                   10/07/02          200                 200,000
  Lower Merion School District GO
     Series 2002 MB (Aaa)
     3.00%                      05/15/03        1,855               1,873,874
  Lycoming County Hospital Authority
     RB Series 2000 PT 387 DN (Merrill
     Lynch & Co. SBPA) (A-1C+)
     1.78%(b)                   10/07/02        4,930               4,930,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  Lycoming County IDA Manufacturing
     Facilities RB (Coastal Aluminum Co.
     Project) Series 1995 AMT DN (First
     Union Bank LOC) (VMIG-1)
     1.75%(b)                   10/07/02     $  1,115            $  1,115,000
  Lycoming County IDRB (Brodart Co.
     Project) Series 1998A AMT DN
     (First Union Bank LOC)
     1.85%(b)                   10/07/02        1,905               1,905,000
  Lycoming County IDRB (Brodart Co.
     Project) Series 1998C AMT DN
     (First Union Bank LOC)
     1.85%(b)                   10/07/02        1,000               1,000,000
  McGuffey School District GO Series
     2002 MB (FGIC Insurance) (AAA)
     3.00%                      11/15/02          860                 861,462
  Millcreek Township School District GO
     Series 2001A MB (FSA Insurance)
     (AAA)
     2.40%                      10/15/02          615                 615,000
  Millcreek Township School District GO
     Series 2001B MB (FSA Insurance)
     (AAA)
     2.40%                      10/15/02          775                 775,000
  Montgomery County Higher Education
     & Health Authority RB (Madlyn &
     Leonard Ambrason Project) Series
     2001 DN (Allied Irish Bank PLC
     LOC) (A-1)
     1.80%(b)                   10/07/02        1,750               1,750,000
  Montgomery County Higher Education
     & Health Authority RB (Philadelphia
     Geriatric Project) Series 1999B DN
     (Allied Irish Bank PLC LOC) (A-1)
     1.80%(b)                   10/07/02        7,750               7,750,000
  Montgomery County Higher Education
     & Health Authority RB Series 1996A
     DN (AllFirst Bank LOC) (A-2)
     1.64%(b)                   10/07/02        2,235               2,235,000
  Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander,
     Inc. Project) Series 1995 AMT DN
     (First Union Bank LOC) (VMIG-1)
     1.90%(b)                   10/07/02          385                 385,000
  Montgomery County IDRB (Apple
     Fresh Foods Ltd. Project) Series
     1996 AMT DN (First Union Bank
     LOC) (VMIG-1)
     1.85%(b)                   10/07/02          820                 820,000
  Montgomery County IDRB (Laneko
     Engineering Co. Project) Series
     1999A AMT DN (First Union Bank
     LOC) (VMIG-1)
     1.80%(b)                   10/07/02        2,030               2,030,000
  Montgomery County TECP Series
     2002 MB (A-1, P-1)
     1.25%                      12/04/02        3,600               3,600,000
  Moon Township Municipal Water and
     Sewer Authority RB Series 1992 MB
     (FSA Insurance) (AAA, Aaa)
     6.50%                      12/01/02          500                 508,687
  Muhlenberg School District GO Series
     2002 MB (FGIC Insurance) (Aaa)
     1.90%                      02/15/03          220                 220,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  New Garden General Authority RB
     (Municipal Pooled Financing
     Program) Series 1999 DN (AMBAC
     Insurance and Bank of Nova Scotia
     SBPA) (A-1+, VMIG-1)
     1.70%(b)                   10/07/02     $  6,400            $  6,400,000
  North Wales Water Authority RB
     Series 1992 MB (FGIC Insurance)
     (AAA, Aaa)
     6.13%                      11/01/02        3,000               3,010,508
  Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998B AMT DN (First Union
     Bank LOC)
     1.85%(b)                   10/07/02        1,825               1,825,000
  Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998C AMT DN (First Union
     Bank LOC)
     1.85%(b)                   10/07/02          615                 615,000
  Northampton County IDRB (Bethlehem
     Contracting Project) Series 2001A
     AMT DN (AllFirst Bank LOC)
     (A-2, P-1, F-2)
     1.83%(b)                   10/07/02        3,900               3,900,000
  Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project) Series
     1994A DN (AMBAC Insurance and
     KBG Bank SBPA) (A-1, Aaa)
     1.85%(b)                   10/07/02        2,700               2,700,000
  Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B AMT
     DN (Union Bank of Switzerland
     LOC) (VMIG-1)
     1.80%(b)                   10/07/02          555                 555,000
  Norwin School District GO Series
     2001-12 DN (MBIA Insurance and
     ABN-AMRO Bank N.V. SBPA)
     1.50%(b)                   10/23/02       12,500              12,500,000
  Octorara Area School District GO
     Series 2001 MB (FGIC Insurance)
     (AAA, Aaa)
     2.50%                      10/01/02          690                 690,000
  Pennsylvania Economic Development
     Financing Authority Exempt
     Facilities RB (Reliant Energy
     Seward Project) Series 2001A DN
     (Westdeutsche Landesbank
     Gironzentrale LOC) (VMIG-1)
     1.80%(b)                   10/07/02        2,000               2,000,000
  Pennsylvania Economic Development
     Financing Authority RB (Material
     Technology Project) Series 2000D
     AMT DN (First Union Bank LOC)
     1.80%(b)                   10/07/02        1,975               1,975,000
  Pennsylvania Economic Development
     Financing Authority RB Series
     1999D AMT DN (First Union Bank
     LOC)
     1.85%(b)                   10/07/02        2,500               2,500,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  Pennsylvania Economic Development
     Financing Authority RB (Wengers
     Feed Mill, Inc. Project) Series
     1999B-1 AMT DN (First Union Bank
     LOC)
     1.80%(b)                   10/07/02     $  1,400            $  1,400,000
  Pennsylvania GO (Macon Trust Project)
     Series 2001F DN (Bank of America
     N.A. LOC) (A-1+)
     1.76%(b)                   10/07/02        3,285               3,285,000
  Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 1988E AMT DN (Sallie
     Mae LOC) (A-1+, VMIG-1)
     1.70%(b)                   10/07/02          100                 100,000
  Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 1997A AMT DN (Sallie
     Mae LOC) (A-1+, VMIG-1)
     1.80%(b)                   10/07/02       18,500              18,500,000
  Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 2001A AMT DN (AMBAC
     Insurance) (A-1+, VMIG-1)
     1.80%(b)                   10/07/02        5,000               5,000,000
  Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 2001B MB (AAA, MIG-1)
     3.15%                      07/01/03        7,500               7,574,664
  Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 2002A-107 AMT MB
     (Wachovia Bank N.A. LOC) (MIG-1)
     1.80%                      02/13/03       15,000              15,000,000
  Pennsylvania Higher Educational
     Assistance Agency Student Loan
     RB Series 2002B MB (AAA, MIG-1)
     2.70%                      07/01/03       10,500              10,569,680
  Pennsylvania Higher Educational
     Facilities Authority RB Series 2002
     DN (Bank of Nova Scotia LOC)
     (VMIG-1)
     1.68%(b)                   10/07/02        1,600               1,600,000
  Pennsylvania Higher Educational
     Facilities Authority RB Series
     2002A DN (VMIG-1)
     1.76%(b)                   10/07/02        3,625               3,625,000
  Pennsylvania Higher Educational
     Facilities Authority RB Series
     2002B DN (VMIG-1)
     1.76%(b)                   10/07/02        3,250               3,250,000
  Pennsylvania Intergovernmental Co-op
     Authority Special Tax RB (City of
     Philadelphia Federal Project)
     Series 1993 MB (FGIC Insurance)
     (AAA, Aaa)
     5.15%                      06/15/03          270                 276,981
     5.45%                      06/15/03          150                 154,182
  Pennsylvania Intergovernmental Co-op
     Authority Special Tax RB (City of
     Philadelphia Federal Project)
     Series 1993 MB (MBIA Insurance)
     (AAA, Aaa)
     5.63%                      06/15/03          200                 205,862
     5.75%                      06/15/03          300                 308,571


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 28

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  Pennsylvania Municipal Trust
     Certificates GO Series 2001 ZTC-12
     DN (ZCM Matched Funding Corp. LOC)
     (A-1+, VMIG-1)
     1.83%(b)                   10/07/02     $ 11,235            $ 11,235,000
  Pennsylvania Public School
     Munitops GO Series 2001 DN (MBIA
     Insurance and ABN-AMRO Bank N.V.
     LOC) (VMIG-1)
     1.72%(b)                   10/07/02        5,000               5,000,000
  Pennsylvania State GO First
     Series 1999 MB (MBIA Insurance)
     (AAA, Aaa)
     5.00%                      06/01/03          130                 132,776
  Pennsylvania State GO Series
     2001-II-R-88 DN (FGIC Insurance
     and Salomon Smith Barney SBPA)
     (VMIG-1)
     1.77%(b)                   10/07/02        6,940               6,940,000
  Pennsylvania State GO Second
     Series 1997 MB (AA, Aa2)
     5.00%                      10/15/02        5,500               5,506,559
  Pennsylvania State GO Second
     Series 1999 MB (AA, Aa2)
     4.50%                      10/01/02          930                 930,000
  Pennsylvania State GO Third
     Series 1994 MB (AA, Aa2)
     6.00%                      11/15/02        1,500               1,507,208
  Perkiomen Valley School District RB
     Series 2002 TRAN
     2.25%                      06/30/03          775                 777,264
  Philadelphia Airport RB Series 1998
     MB (AAA, Aaa)
     5.50%                      06/15/03        2,055               2,104,887
  Philadelphia Authority for Industrial
     Development Airport RB Series
     1998P-1 DN (FGIC Insurance and
     Bank of America N.A. SBPA) (A-1C+)
     1.83%(b)                   10/07/02        5,000               5,000,000
  Philadelphia Gas Works RB
     Series 1993 MB (FSA Insurance)
     (AAA, Aaa)
     5.50%                      07/01/03        1,000               1,029,326
  Philadelphia GO Series 1993A MB
     (AAA, Aaa)
     5.13%                      05/15/03          230                 234,967
  Philadelphia IDA Municipal Securities
     Trust Certificates RB Series
     2001-9022 DN (FSA Insurance and
     Bear Stearns SBPA) (A-1)
     1.83%(b)                   10/07/02        9,990               9,990,000
  Philadelphia Redevelopment Authority
     Multi-Family Housing RB
     Series 2002 PT-1354 AMT DN
     (Merrill Lynch & Co. SBPA and
     Bayerische Landesbank
     Girozentrale LOC) (VMIG-1)
     1.80%(b)                   10/07/02       14,875              14,875,000
  Philadelphia RB Series 2002A TRAN
     (SP-1+, MIG-1)
     3.00%                      06/30/03       20,000              20,215,761
  Philadelphia Water & Wastewater RB
     Series 1993 MB (AAA, Aaa)
     5.50%                      06/15/03        4,305               4,511,594


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  Philadelphia Water & Wastewater RB
     Series 1993 MB (MBIA Insurance)
     (AAA, Aaa)
     5.75%                      06/15/03     $  3,000            $  3,148,975
  Pottstown Boro Authority Educational
     Facilities RB (The Hill School
     Project) Series 2002 DN (VMIG-1)
     1.75%(b)                   10/07/02        2,200               2,200,000
  Reading Regional Airport Authority RB
     Series 1998A AMT DN (First Union
     Bank LOC)
     1.85%(b)                   10/07/02        1,500               1,500,000
  Reading School District RB Series
     2002 TRAN (MBIA Insurance)
     2.50%                      06/30/03        5,000               5,040,420
  Schuylkill County IDA Resource
     Recovery RB (Westwood Project)
     Series 2001 DN (A-1, P-1)
     1.80%(b)                   10/07/02        4,300               4,300,000
  Schuylkill County IDRB (Kaytee
     Products, Inc. Project) Series 1995
     AMT DN (Bank One N.A. LOC)
     2.00%(b)                   10/07/02        2,475               2,475,000
  Scranton Lackawanna Health &
     Welfare Authority RB (Merlots
     Project) Series 2002A-18 DN (First
     Union Bank LOC) (VMIG-1)
     1.75%(b)                   10/07/02        3,440               3,440,000
  Septa Municipal Section Trust RB
     Series 2001-9016 DN (FGIC
     Insurance and Bear Stearns SBPA)
     (A-1)
     1.79%(b)                   10/07/02       11,575              11,575,000
  Shippensburg Area School District GO
     Series 2001 MB (FSA Insurance)
     (AAA, Aaa)
     2.80%                      11/15/02          320                 320,330
  Slippery Rock Area School District GO
     Series 2001 MB (FGIC Insurance)
     (AAA, Aaa)
     3.55%                      10/01/02        1,470               1,470,000
  Springfield Township Sewer Authority
     RB Series 1997 MB
     5.80%                      10/15/02          250                 250,350
  State Public School Building Authority
     RB (Parkland School District
     Project) Series 1999 DN (FGIC
     Insurance) (A-1+)
     1.75%(b)                   10/07/02        7,100               7,100,000
  Tarentum Electric RB Series 1993A
     MB (AA)
     5.50%                      09/01/03          565                 585,460
  Towanda Area School District GO
     Series 2002 MB (FGIC Insurance)
     (AAA)
     2.00%                      10/01/02          335                 336,809
  Union County IDRB (Playworld
     Systems, Inc. Project) Series 1999
     AMT DN (First Union Bank LOC)
     1.85%(b)                   10/07/02        1,000               1,000,000
  Union County IDRB (Stabler Cos., Inc.
     Project) Series 2001 DN (AllFirst
     Bank LOC) (A-1)
     1.83%(b)                   10/07/02        8,465               8,465,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  University of Pittsburgh of The
     Commonwealth System of Higher
     Education RB (Panthers Project)
     Series 2002A MB
     2.25%                      03/03/03     $  5,000            $  5,013,875
  Upper Dauphin IDRB (United Church
     Christ Homes Project) Series 2001
     DN (First Tennessee Bank LOC)
     (A-1)
     1.78%(b)                   10/07/02        2,500               2,500,000
  Upper Saucon Township GO Series
     1999 MB (FGIC Insurance) (Aaa)
     3.80%                      12/01/02          175                 175,621
  Upper St. Clair Township GO Series
     2002 MB (FSA Insurance and
     ABN-AMRO Bank N.V. SBPA)
     1.60%                      10/15/02        5,000               5,000,000
  Venango TECP Series 2002 MB
     (Dexia Credit LOC) (P-1)
     1.47%                      11/12/02       51,335              51,335,000
  Warwick School District RB (Zurich
     Capital Markets Trust Receipts
     Project) Series 2001A ZTC-29 DN
     (FGIC Insurance and ZCM Matched
     Funding Liquidity Facility)
     1.90%(b)                   10/07/02       11,325              11,325,000
  Washington County Hospital Authority
     RB (Canonsburg General Hospital
     Project) Series 1993 MB (AAA)
     7.35%                      06/01/03          645                 682,501
  Washington County Hospital Authority
     RB (ShadySide Hospital Project)
     Series 1992 MB (AMBAC Insurance)
     (AAA, Aaa)
     6.00%                      12/15/02        1,000               1,027,971
  Westmoreland County IDRB (Elizabeth
     Carbide Die Co. Project) Series
     1998B AMT DN (National City Bank
     N.A. LOC)
     1.90%(b)                   10/07/02          450                 450,000
  Westmoreland County IDRB (Industrial
     Development Muccutcheon
     Enterprise Project) Series 1999 AMT
     DN (National City Bank N.A. LOC)
     1.90%(b)                   10/07/02        2,310               2,310,000
  Wyoming Area School District GO
     Series 2002 MB (AAA)
     3.25%                      05/01/03          895                 900,102
  York County GO Series 2002 MB
     (Kredietbank LOC) (AAA)
     5.60%                      10/01/02        2,075               2,075,000
  York County Hospital Authority RB
     (Homewood Retirement Centers of
     The United Church of Christ, Inc.
     Project) Series 1990 DN (First
     National Bank LOC) (VMIG-1)
     1.59%(b)                   10/07/02          500                 500,000
  York County IDRB (Allied Signal, Inc.
     Project) Series 1993 DN (FGIC
     Insurance) (A-1)
     1.80%(b)                   10/07/02        1,000               1,000,000
  York County IDRB (Philadelphia
     Electric Co. Project) Series 2002
     RB
     1.35%                      01/30/03        4,900               4,900,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
  York County IDRB (York Sheet Metal,
     Inc. Project) Series 1998 DN (First
     Union Bank LOC)
     1.85%(b)                   10/07/02     $  2,955            $  2,955,000
  York County IDRB Series 2000 AMT
     DN (A-2)
     1.83%(b)                   10/07/02        3,315               3,315,000
  York General Authority RB (Strand
     Capitol Performing Arts Center
     Project) Series 2002 DN (A-2)
     1.78%(b)                   10/07/02        8,000               8,000,000
                                                                 ------------
                                                                  582,285,063
                                                                 ------------
MARYLAND -- 0.2%
  Montgomery County RB (Ivymount
     School Income Facility Project)
     Series 2000 DN (A-2)
     1.83%(b)                   10/07/02        1,100               1,100,000
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $583,385,063(a))                        99.1%             583,385,063

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                 0.9%               5,432,086
                                               ------            ------------

NET ASSETS (Equivalent to $1.00 per
  share based on 466,053,792
  Institutional shares, 54,586,532
  Service shares and 68,207,420
  Investor A shares outstanding)               100.0%            $588,817,149
                                               ======            ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($588,817,149 / 588,847,744)                                          $1.00
                                                                        =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 30

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS -- 99.6%
VIRGINIA -- 99.3%
  Alexandria IDRB (Super. & Curr.
     Project) Series 1997 DN (First
     Union Bank LOC) (A-1)
     1.65%(b)                   10/07/02     $    735            $    735,000
  Alexandria IDRB (Young Men's
     Christian Association of Billings
     Project) Series 1998 DN (First
     National Bank of Maryland LOC)
     (A-1)
     1.69%(b)                   10/07/02        3,990               3,990,000
  Botetourt County IDRB Series 2001
     AMT DN (Amsouth Bank of
     Alabama LOC) (A-1)
     1.90%(b)                   10/07/02        2,600               2,600,000
  Capital Region Airport Commission
     RB (Richmond International Airport
     Project) Series 1995B DN (AMBAC
     Insurance and Dexia Public Finance
     Bank SBPA) (A-1+, VMIG-1)
     1.70%(b)                   10/07/02          200                 200,000
  Capital Region Airport Commission
     RB (Richmond International Airport
     Project) Series 1995C AMT DN
     (AMBAC Insurance and Dexia
     Public Finance Bank SBPA)
     (A-1+, VMIG-1)
     1.80%(b)                   10/07/02        4,465               4,465,000
  Chesterfield County IDA PCRB (Philip
     Morris Cos. Project) Series 1992
     DN (A-1, P-1)
     1.85%(b)                   10/07/02        1,800               1,800,000
  Chesterfield County IDA PCRB
     (Virginia Electric & Power Co.
     Project) Series 1985 MB
     (A-1, MIG-1)
     1.50%                      11/08/02          500                 500,000
  Chesterfield County IDRB (Lumberg,
     Inc. Project) Series 1998 AMT DN
     (NationsBank LOC) (A-1+)
     1.80%(b)                   10/07/02          900                 900,000
  Commonwealth of Virginia
     Transportation Authority RB Series
     1999 DN (Citibank LOC) (A-1+)
     1.77%(b)                   10/07/02        2,000               2,000,000
  Fairfax County Economic Development
     Authority RB (NISH Project) Series
     2002 501-C-3 DN (Suntrust Bank
     LOC) (VMIG-1)
     1.70%(b)                   10/07/02        1,200               1,200,000
  Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988C DN
     (Inova Health System Liquidity
     Facility) (A-1, VMIG-1)
     1.65%(b)                   10/07/02          250                 250,000
  Fairfax County IDRB (Inova Health
     Systems Project) Series 2000 DN
     (Inova Health System Liquidity
     Facility) (A-1+, VMIG-1)
     1.95%(b)                   10/07/02        1,150               1,150,000
  Fairfax County Public Improvement
     GO Series 1995A MB (AAA, Aaa)
     4.88%                      06/01/03        3,000               3,068,898


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
  Greensville County IDRB (Perdue
     Farms, Inc. Project) Series 1986 DN
     (Suntrust Bank LOC)
     1.80%(b)                   10/07/02     $  1,600            $  1,600,000
  Halifax County TECP (Virginia Electric
     & Power Co. Project) Series 2002
     MB (A-1, MIG-1)
     1.60%                      11/08/02        2,500               2,500,000
  Henrico County Economic
     Development Authority Facility RB
     (Infineon Technologies Project)
     Series 2001 AMT DN (Bank of
     America N.A. LOC) (A-1+, AA-)
     1.80%(b)                   10/07/02        3,000               3,000,000
  Henry County Public Service Authority
     Water & Sewer RB Series 2001 MB
     (FSA Insurance) (AAA)
     3.00%                      11/15/02          500                 500,546
  King George County IDA Solid Waste
     Disposal Facility RB (Garnet of
     Virginia, Inc. Project) Series 1996
     AMT DN (Morgan Guaranty Trust
     LOC) (A-1+)
     1.80%(b)                   10/07/02          300                 300,000
  Loudoun County IDA Educational
     Facilities RB (Hill School Project)
     Series 2002 DN (Suntrust Bank
     LOC)
     1.70%(b)                   10/07/02        2,000               2,000,000
  Loudoun County Public Improvement
     GO Series 2000 MB (AA+, Aa1)
     5.25%                      01/01/03          500                 504,287
  Loudoun County Public Improvement
     GO Series 2001 MB (AA+, Aa1)
     5.00%                      01/01/03          350                 352,785
  Louisa County IDRB (Pooled Financing
     Project) Series 1995 DN (Bank of
     America N.A. LOC) (A-1)
     1.70%(b)                   10/07/02          200                 200,000
  Nelson County RB (Taylor Ramsey
     Project) Series 1999 AMT DN
     (Branch Banking & Trust Co. LOC)
     (F-2)
     1.80%(b)                   10/07/02        1,000               1,000,000
  Norfolk IDRB (2F Realty Co. Project)
     Series 1998 AMT DN (Wachovia
     Bank N.A. LOC) (Aa3)
     1.80%(b)                   10/07/02        1,300               1,300,000
  Peninsula Port Authority of Virginia
     IDRB (Allied-Signal, Inc. Project)
     Series 1993 DN (A-1)
     1.80%(b)                   10/07/02        1,000               1,000,000
  Prince William County IDA PCRB
     (Virginia Electric & Power Co.
     Project) Series 1986 MB
     (A-1, MIG-1)
     1.50%                      11/08/02        1,400               1,400,000
  Richmond IDRB (PM Beef Project)
     Series 1997 AMT DN (U.S. Bank
     N.A. LOC)
     2.00%(b)                   10/07/02        1,700               1,700,000
  Roanoke GO Series 2002A MB
     (AA, Aa3)
     3.00%                      10/01/02          995                 995,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                               PAR
AS OF SEPTEMBER 30, 2002        MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
  Salem Public Improvement GO
     Series 2002 MB (Aa3)
     4.50%                      01/01/03     $    505            $    508,069
  Suffolk Public Improvement GO
     Series 1993 MB (AA-, Aa2)
     5.30%                      08/01/03          850                 877,380
  Virginia Beach Development Authority
     IDRB (Ocean Ranch Motel Corp.
     Project) Series 1998 DN (Branch
     Banking & Trust Co. LOC) (A-1, P-1)
     1.65%(b)                   10/07/02          200                 200,000
  Virginia Beach Development Authority
     Multi-Family Residential Rental
     Housing RB Series 2002 DN
     (Suntrust Bank LOC)
     1.90%(b)                   10/07/02        1,810               1,810,000
  Virginia College Building Authority
     Educational Facilities RB (21st
     Century College Program Project)
     Series 2001 MB (AA+, Aa1)
     5.00%                      02/01/03        2,000               2,023,804
  Virginia College Building Authority
     Educational Facilities RB
     (University of Richmond Project)
     Series 1996 DN (Crestar Bank N.A.
     SBPA) (VMIG-1)
     1.65%(b)                   10/07/02        1,750               1,750,000
  Virginia Commonwealth Transportation
     Board Federal Highway
     Reimbursement Notes RB
     Series 2002 MB (AA, Aa2)
     4.00%                      10/01/03        2,000               2,050,645
  Virginia Housing Development
     Authority Commonwealth Mortgage
     P-Float PA 963P RB Series 2002
     DN (Merrill Lynch & Co. SBPA)
     (A-1+)
     1.80%(b)                   10/07/02        3,120               3,120,000
  Virginia Public Improvement GO
     Series 1994 MB (Aaa)
     6.50%                      06/01/03        5,000               5,266,740
  Virginia Public School Authority RB
     Series 1993B MB (AA, Aa1)
     4.90%                      01/01/03          570                 575,103
  Virginia Public School Authority
     School Equipment Financial Notes RB
     Series 2000-VI MB (AA, Aa2)
     5.00%                      04/01/03        1,000               1,015,026
  Virginia Resource Authority Clean
     Water RB Series 2000 DN (Merrill
     Lynch & Co. SBPA) (A-2C+)
     1.75%(b)                   10/07/02          805                 805,000
  Virginia Resource Authority RB
     (Henrico County Project) Series
     1997 DN (Crestar Bank N.A. SBPA)
     (A-1+)
     1.80%(b)                   10/07/02          400                 400,000
  Virginia Small Business Financing
     Authority IDRB (Coastal
     Development Group Project)
     Series 1989 DN (NationsBank LOC)
     2.15%(b)                   10/07/02          177                 177,000


                                               PAR
                                MATURITY      (000)                 VALUE
                                --------     --------            ------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
  Virginia Small Business Financing
     Authority RB (Ennestone, Inc.
     Project) Series 1999 AMT DN
     (Wachovia Bank N.A. LOC) (Aa3)
     1.75%(b)                   10/07/02     $    720            $    720,000
  Virginia State Resource Authority
     Clean Water P-Float PA 790 RB
     Series 2000 MB (AAA, Aaa)
     4.30%                      10/01/02          775                 775,000
  York County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB (A-1, VMIG-1)
     1.50%                      11/08/02          200                 200,000
                                                                 ------------
                                                                   63,485,283
                                                                 ------------
PUERTO RICO -- 0.3%
  Puerto Rico Commonwealth Public
     Improvement GO Series 2002
     II-R-185 DN (FGIC Insurance and
     Salomon Smith Barney SBPA)
     (VMIG-1)
     1.63%(b)                   10/07/02          200                 200,000
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $63,685,283(a))                         99.6%              63,685,283

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                 0.4%                 266,080
                                               ------          --------------
NET ASSETS (Equivalent to $1.00
  per share based on 19,809,125
  Institutional shares and 44,143,090
  Service shares outstanding)                  100.0%            $ 63,951,363
                                               =====             ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE
  SHARE ($63,951,363 / 63,952,215)                                      $1.00
                                                                        =====

-------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2002, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 32

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                         KEY TO INVESTMENT ABBREVIATIONS

   AMBAC.................................American Municipal Bond Assurance Corp.
   AMT...................................................Alternative Minimum Tax
   BAN....................................................Bond Anticipation Note
   DN................................................................Demand Note
   FGIC.....................................Financial Guaranty Insurance Company
   FSA..............................................Financial Security Assurance
   GO.........................................................General Obligation
   IDA..........................................Industrial Development Authority
   IDRB......................................Industrial Development Revenue Bond
   LOC..........................................................Letter of Credit
   MB.............................................................Municipal Bond
   MBIA.....................................Municipal Bond Insurance Association
   PCRB...........................................Pollution Control Revenue Bond
   RAN.................................................Revenue Anticipation Note
   RB...............................................................Revenue Bond
   SBPA.........................................Stand-by Bond Purchase Agreement
   TAN.....................................................Tax Anticipation Note
   TECP..............................................Tax-Exempt Commercial Paper
   TRAN........................................Tax and Revenue Anticipation Note
   XLCA.....................................................XL Capital Assurance
   ZCM.................................................Zurich Capital Management

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at September 30, 2002. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                                                                                                      NEW JERSEY    NORTH CAROLINA
                                                                   U.S. TREASURY      MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                   MONEY MARKET     MONEY MARKET     MONEY MARKET    MONEY MARKET    MONEY MARKET
FOR THE YEAR ENDED SEPTEMBER 30, 2002                PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                   ------------    -------------     -----------     ------------   --------------
INVESTMENT INCOME:
Interest ......................................    $92,991,365      $20,704,301      $13,576,876     $3,012,559      $2,217,300
                                                   -----------      -----------      -----------     ----------      ----------
EXPENSES:
Investment advisory fee .......................     16,004,010        4,501,310        3,337,764        783,259         614,837
Administration fee ............................      6,001,604        1,698,457        1,286,761        313,303         245,935
Custodian fee .................................        461,244          142,736          142,650         36,347          27,311
Transfer agent fee ............................      1,740,628          348,335          321,491         66,787          52,929
Shareholder servicing fees ....................      2,772,161          607,245          196,103        132,665           1,690
Shareholder processing fees ...................      2,046,886          557,383          371,409        116,596           1,275
Distribution fees .............................        180,939               --               --             --               9
Legal and audit ...............................        144,847           25,880           35,464          7,382           6,838
Printing ......................................        649,520          130,895           99,524         21,307          13,749
Registration fees and expenses ................        124,033           38,721           31,754         11,360          13,379
Trustees' fees ................................         88,484           20,723           16,901          4,001           2,559
Other .........................................         48,393           21,963            8,347          8,993          10,875
                                                   -----------      -----------      -----------     ----------      ----------
                                                    30,262,749        8,093,648        5,848,168      1,502,000         991,386
Less fees waived ..............................     (7,729,225)      (2,777,685)      (2,099,051)      (562,667)       (578,231)
                                                   -----------      -----------      -----------     ----------      ----------
   Total expenses .............................     22,533,524        5,315,963        3,749,117        939,333         413,155
                                                   -----------      -----------      -----------     ----------      ----------
Net investment income .........................     70,457,841       15,388,338        9,827,759      2,073,226       1,804,145
                                                   -----------      -----------      -----------     ----------      ----------

Net realized gain (loss)
  on investments ..............................        (97,955)         (12,758)          27,753          1,818              --
                                                   -----------      -----------      -----------     ----------      ----------
Net increase in net assets resulting from
  operations ..................................    $70,359,886      $15,375,580      $ 9,855,512     $2,075,044      $1,804,145
                                                   ===========      ===========      ===========     ==========      ==========


                                                     OHIO           PENNSYLVANIA       VIRGINIA
                                                   MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                  MONEY MARKET      MONEY MARKET      MONEY MARKET
FOR THE YEAR ENDED SEPTEMBER 30, 2002              PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                  ------------      ------------      ------------
INVESTMENT INCOME:
Interest ......................................    $2,773,570       $11,367,846        $1,025,024
                                                   ----------       -----------        ----------
EXPENSES:
Investment advisory fee .......................       650,541         2,974,910           265,282
Administration fee ............................       260,216         1,157,746           106,113
Custodian fee .................................        30,183           108,136            15,954
Transfer agent fee ............................        78,341           271,860            27,173
Shareholder servicing fees ....................       111,386           297,983             3,208
Shareholder processing fees ...................        74,581           225,175            20,991
Distribution fees .............................            --               137                --
Legal and audit ...............................         5,067            29,549             6,147
Printing ......................................        18,352            80,846             6,268
Registration fees and expenses ................        12,013            12,986            15,132
Trustees' fees ................................         2,927            15,769               360
Other .........................................         2,398            17,361             3,366
                                                   ----------       -----------        ----------
                                                    1,246,005         5,192,458           469,994
Less fees waived ..............................      (470,470)       (1,857,728)         (268,147)
                                                   ----------       -----------        ----------
   Total expenses .............................       775,535         3,334,730           201,847
                                                   ----------       -----------        ----------
Net investment income .........................     1,998,035         8,033,116           823,177
                                                   ----------       -----------        ----------

Net realized gain (loss)
  on investments ..............................        (1,396)               --                --
                                                   ----------       -----------        ----------
Net increase in net assets resulting from
  operations ..................................    $1,996,639       $ 8,033,116        $  823,177
                                                   ==========       ===========        ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

-------
 34-35

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          U.S. TREASURY
                                                     MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                              --------------------------------    ----------------------------
                                                 FOR THE           FOR THE          FOR THE         FOR THE
                                                YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                 9/30/02           9/30/01          9/30/02         9/30/01
                                              --------------    --------------    ------------    ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................   $   70,457,841    $  187,528,727    $ 15,388,338    $ 34,153,972
    Net realized gain (loss) on investments          (97,955)         (39,108)         (12,758)        (18,194)
                                              --------------    --------------    ------------    ------------
    Net increase in net assets resulting
      from operations .....................       70,359,886       187,489,619      15,375,580      34,135,778
                                              --------------    --------------    ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................      (49,908,779)     (124,429,716)    (10,342,163)    (15,445,449)
    Service Class .........................      (11,160,640)      (32,955,598)     (4,472,519)    (17,237,998)
    Hilliard Lyons Class ..................       (2,143,960)       (7,423,738)             --              --
    Investor A Class ......................       (7,058,140)      (22,061,463)       (573,656)     (1,470,525)
    Investor B Class ......................         (126,756)         (397,487)             --              --
    Investor C Class ......................          (59,566)         (260,725)             --              --
                                              --------------    --------------    ------------    ------------
    Total distributions from net
      investment income ...................      (70,457,841)     (187,528,727)    (15,388,338)    (34,153,972)
                                              --------------    --------------    ------------    ------------
Capital share transactions ................     (337,284,051)      649,152,565      46,988,199      52,125,700
                                              --------------    --------------    ------------    ------------
    Total increase (decrease) in
      net assets ..........................     (337,382,006)      649,113,457      46,975,441      52,107,506

Net assets:
    Beginning of period ...................    4,080,810,508     3,431,697,051     813,508,191     761,400,685
                                              --------------    --------------    ------------    ------------
    End of period .........................   $3,743,428,502    $4,080,810,508    $860,483,632    $813,508,191
                                              ==============    ==============    ============    ============




                                                       MUNICIPAL                  NEW JERSEY MUNICIPAL
                                                 MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                              ----------------------------    ----------------------------
                                                FOR THE          FOR THE        FOR THE      FOR THE
                                               YEAR ENDED       YEAR ENDED     YEAR ENDED   YEAR ENDED
                                                9/30/02          9/30/01        9/30/02      9/30/01
                                              ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................   $  9,827,759    $ 20,733,497    $  2,073,226     $ 4,566,888
    Net realized gain (loss) on investments         27,753           4,668           1,818              --
                                              ------------    ------------    ------------    ------------
    Net increase in net assets resulting
      from operations .....................      9,855,512      20,738,165       2,075,044       4,566,888
                                              ------------    ------------    ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................     (6,987,803)    (13,700,190)     (1,294,479)     (2,695,450)
    Service Class .........................     (1,336,962)     (3,764,967)       (639,629)     (1,538,103)
    Hilliard Lyons Class ..................     (1,431,109)     (3,046,917)             --              --
    Investor A Class ......................        (71,885)       (221,423)       (139,118)       (333,335)
    Investor B Class ......................             --              --              --              --
    Investor C Class ......................             --              --              --              --
                                              ------------    ------------    ------------    ------------
    Total distributions from net
      investment income ...................     (9,827,759)    (20,733,497)     (2,073,226)     (4,566,888)
                                              ------------    ------------    ------------    ------------
Capital share transactions ................    (52,441,360)    199,886,008      (7,830,623)     30,041,765
                                              ------------    ------------    ------------    ------------
    Total increase (decrease) in
      net assets ..........................    (52,413,607)    199,890,676      (7,828,805)     30,041,765

Net assets:
    Beginning of period ...................    739,972,658     540,081,982     173,719,970     143,678,205
                                              ------------    ------------    ------------    ------------
    End of period .........................   $687,559,051    $739,972,658    $165,891,165    $173,719,970
                                              ============    ============    ============    ============



                                                 NORTH CAROLINA MUNICIPAL             OHIO MUNICIPAL
                                                  MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                              -----------------------------    ----------------------------
                                                 FOR THE         FOR THE         FOR THE         FOR THE
                                                YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 9/30/02         9/30/01         9/30/02         9/30/01
                                               ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................   $  1,804,145    $  3,245,200    $  1,998,035    $  3,886,046
    Net realized gain (loss) on investments             --              --          (1,396)          6,069
                                              ------------    ------------    ------------    ------------
    Net increase in net assets resulting
      from operations .....................      1,804,145       3,245,200       1,996,639       3,892,115
                                              ------------    ------------    ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................     (1,795,533)     (3,210,779)     (1,442,460)     (2,264,948)
    Service Class .........................         (4,996)        (23,605)       (154,084)       (258,620)
    Hilliard Lyons Class ..................             --              --              --              --
    Investor A Class ......................         (3,609)        (10,703)       (401,491)     (1,362,478)
    Investor B Class ......................             (7)           (113)             --              --
    Investor C Class ......................             --              --              --              --
                                              ------------    ------------    ------------    ------------
    Total distributions from net
      investment income ...................     (1,804,145)     (3,245,200)     (1,998,035)     (3,886,046)
                                              ------------    ------------    ------------    ------------
Capital share transactions ................     40,977,024      12,911,409      12,452,493      30,941,774
                                              ------------    ------------    ------------    ------------
    Total increase (decrease) in
      net assets ..........................     40,977,024      12,911,409      12,451,097      30,947,843

Net assets:
    Beginning of period ...................    116,079,111     103,167,702     134,337,168     103,389,325
                                              ------------    ------------    ------------    ------------
    End of period .........................   $157,056,135    $116,079,111    $146,788,265    $134,337,168
                                              ============    ============    ============    ============



                                                 PENNSYLVANIA MUNICIPAL           VIRGINIA MUNICIPAL
                                                 MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                                              ----------------------------    --------------------------
                                                FOR THE         FOR THE        FOR THE        FOR THE
                                               YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                9/30/02         9/30/01        9/30/02        9/30/01
                                              ------------    ------------    -----------    -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................   $  8,033,116    $ 18,839,198    $   823,177    $ 1,940,571
    Net realized gain (loss) on investments             --              --             --           (260)
                                              ------------    ------------    -----------    -----------
    Net increase in net assets resulting
      from operations .....................      8,033,116      18,839,198        823,177      1,940,311
                                              ------------    ------------    -----------    -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................     (6,646,193)    (14,722,667)      (580,658)    (1,859,863)
    Service Class .........................       (776,955)     (2,188,476)      (228,857)       (17,153)
    Hilliard Lyons Class ..................             --              --             --             --
    Investor A Class ......................       (609,944)     (1,928,055)       (13,662)       (63,555)
    Investor B Class ......................            (24)             --             --             --
    Investor C Class ......................             --              --             --             --
                                              ------------    ------------    -----------    -----------
    Total distributions from net
      investment income ...................     (8,033,116)    (18,839,198)      (823,177)    (1,940,571)
                                              ------------    ------------    -----------    -----------
Capital share transactions ................    (21,830,601)     64,374,271      6,509,391     (7,596,790)
                                              ------------    ------------    -----------    -----------
    Total increase (decrease) in
      net assets ..........................    (21,830,601)     64,374,271      6,509,391     (7,597,050)

Net assets:
    Beginning of period ...................    610,647,750     546,273,479     57,441,972     65,039,022
                                              ------------    ------------    -----------    -----------
    End of period .........................   $588,817,149    $610,647,750    $63,951,363    $57,441,972
                                              ============    ============    ===========    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-------
 36-37

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                                 NET
                             ASSET                DISTRIBUTIONS  ASSET
                             VALUE       NET       FROM NET      VALUE
                           BEGINNING  INVESTMENT   INVESTMENT    END OF
                           OF PERIOD    INCOME       INCOME      PERIOD
------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/02                      $1.00     $0.0186      $(0.0186)     $1.00
9/30/01                       1.00      0.0496       (0.0496)      1.00
9/30/00                       1.00      0.0582       (0.0582)      1.00
9/30/99                       1.00      0.0478       (0.0478)      1.00
9/30/98                       1.00      0.0532       (0.0532)      1.00

SERVICE CLASS
9/30/02                      $1.00     $0.0156      $(0.0156)     $1.00
9/30/01                       1.00      0.0466       (0.0466)      1.00
9/30/00                       1.00      0.0552       (0.0552)      1.00
9/30/99                       1.00      0.0448       (0.0448)      1.00
9/30/98                       1.00      0.0502       (0.0502)      1.00

HILLIARD LYONS CLASS
9/30/02                      $1.00     $0.0139      $(0.0139)     $1.00
9/30/01                       1.00      0.0450       (0.0450)      1.00
10/18/99 1 through 9/30/00    1.00      0.0518       (0.0518)      1.00

INVESTOR A CLASS
9/30/02                      $1.00     $0.0139      $(0.0139)     $1.00
9/30/01                       1.00      0.0449       (0.0449)      1.00
9/30/00                       1.00      0.0539       (0.0539)      1.00
9/30/99                       1.00      0.0441       (0.0441)      1.00
9/30/98                       1.00      0.0495       (0.0495)      1.00

INVESTOR B CLASS
9/30/02                      $1.00     $0.0079      $(0.0079)     $1.00
9/30/01                       1.00      0.0389       (0.0389)      1.00
9/30/00                       1.00      0.0475       (0.0475)      1.00
9/30/99                       1.00      0.0371       (0.0371)      1.00
9/30/98                       1.00      0.0426       (0.0426)      1.00

INVESTOR C CLASS
9/30/02                      $1.00     $0.0078      $(0.0078)     $1.00
9/30/01                       1.00      0.0389       (0.0389)      1.00
9/30/00                       1.00      0.0475       (0.0475)      1.00
9/30/99                       1.00      0.0371       (0.0371)      1.00
9/30/98                       1.00      0.0426       (0.0426)      1.00

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/02                      $1.00     $0.0166      $(0.0166)     $1.00
9/30/01                       1.00      0.0464       (0.0464)      1.00
9/30/00                       1.00      0.0543       (0.0543)      1.00
9/30/99                       1.00      0.0453       (0.0453)      1.00
9/30/98                       1.00      0.0519       (0.0519)      1.00

SERVICE CLASS
9/30/02                      $1.00     $0.0136      $(0.0136)     $1.00
9/30/01                       1.00      0.0435       (0.0435)      1.00
9/30/00                       1.00      0.0513       (0.0513)      1.00
9/30/99                       1.00      0.0423       (0.0423)      1.00
9/30/98                       1.00      0.0489       (0.0489)      1.00

INVESTOR A CLASS
9/30/02                      $1.00     $0.0119      $(0.0119)     $1.00
9/30/01                       1.00      0.0417       (0.0417)      1.00
9/30/00                       1.00      0.0497       (0.0497)      1.00
9/30/99                       1.00      0.0412       (0.0412)      1.00
9/30/98                       1.00      0.0476       (0.0476)      1.00



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 38


                                                                                                          RATIO OF NET
                                        NET                    RATIO OF EXPENSES                       INVESTMENT INCOME
                                       ASSETS    RATIO OF         TO AVERAGE         RATIO OF NET         TO AVERAGE
                                       END OF   EXPENSES TO       NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                             TOTAL     PERIOD   AVERAGE NET        (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                            RETURN      (000)     ASSETS           WAIVERS)             ASSETS             WAIVERS)
-----------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/02                       1.87%  $2,462,579    0.42%             0.61%               1.86%              1.67%
9/30/01                       5.08    2,507,649    0.42              0.60                4.96               4.79
9/30/00                       5.98    2,231,404    0.42              0.60                5.83               5.65
9/30/99                       4.89    2,076,083    0.42              0.61                4.78               4.59
9/30/98                       5.46    1,858,165    0.39              0.63                5.32               5.08

SERVICE CLASS
9/30/02                       1.57%  $  567,574    0.72%             0.91%               1.60%              1.41%
9/30/01                       4.77      853,306    0.72              0.90                4.66               4.49
9/30/00                       5.66      629,769    0.72              0.90                5.49               5.31
9/30/99                       4.58      748,191    0.72              0.91                4.48               4.29
9/30/98                       5.14      808,962    0.69              0.93                5.03               4.79

HILLIARD LYONS CLASS
9/30/02                       1.40%  $  144,271    0.89%             1.08%               1.40%              1.21%
9/30/01                       4.59      163,056    0.89              1.07                4.49               4.31
10/18/99 1 through 9/30/00    5.30      154,279    0.91  2           1.09 2              5.43 2             5.25 2

INVESTOR A CLASS
9/30/02                       1.39%  $  539,268    0.89%             1.08%               1.38%              1.19%
9/30/01                       4.59      531,518    0.89              1.07                4.43               4.25
9/30/00                       5.53      405,740    0.85              1.03                5.37               5.19
9/30/99                       4.50      486,578    0.80              0.99                4.40               4.21
9/30/98                       5.06      365,458    0.77              1.01                4.94               4.70

INVESTOR B CLASS
9/30/02                       0.79%   $  21,864    1.49%             1.68%               0.77%              0.57%
9/30/01                       3.96       15,853    1.49              1.67                3.64               3.46
9/30/00                       4.85        6,371    1.49              1.67                4.84               4.66
9/30/99                       3.77        5,414    1.49              1.68                3.71               3.52
9/30/98                       4.34        1,805    1.48              1.72                4.22               3.98

INVESTOR C CLASS
9/30/02                       0.79%    $  7,873    1.49%             1.68%               0.79%              0.60%
9/30/01                       3.96        9,429    1.49              1.67                3.68               3.50
9/30/00                       4.85        4,134    1.49              1.67                4.77               4.59
9/30/99                       3.77        4,268    1.49              1.68                3.71               3.52
9/30/98                       4.34          337    1.49              1.73                4.22               3.98

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/02                       1.68%  $  526,344    0.41%             0.68%               1.62%              1.35%
9/30/01                       4.74      380,200    0.41              0.68                4.61               4.34
9/30/00                       5.56      317,272    0.41              0.68                5.43               5.16
9/30/99                       4.63      324,879    0.41              0.68                4.53               4.26
9/30/98                       5.32      297,161    0.38              0.69                5.19               4.88

SERVICE CLASS
9/30/02                       1.37%  $  265,841    0.71%             0.98%               1.39%              1.11%
9/30/01                       4.43      398,130    0.71              0.98                4.39               4.12
9/30/00                       5.25      412,321    0.71              0.98                5.10               4.83
9/30/99                       4.31      524,122    0.71              0.98                4.23               3.96
9/30/98                       5.00      596,644    0.68              0.99                4.90               4.59

INVESTOR A CLASS
9/30/02                       1.20%   $  68,299    0.88%             1.16%               1.15%              0.87%
9/30/01                       4.26       35,178    0.88              1.15                4.17               3.90
9/30/00                       5.09       31,808    0.86              1.13                4.91               4.64
9/30/99                       4.20       45,224    0.82              1.09                4.12               3.85
9/30/98                       4.87       71,811    0.81              1.12                5.57               5.26



                                                                           ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET                                 NET
                               ASSET                DISTRIBUTIONS  ASSET
                               VALUE       NET        FROM NET     VALUE
                             BEGINNING  INVESTMENT   INVESTMENT    END OF
                             OF PERIOD    INCOME       INCOME      PERIOD
---------------------------------------------------------------------------
INVESTOR B CLASS
1/10/00 1 through 2/7/00       $1.00     $0.0037      $(0.0037)    $1.00

INVESTOR C CLASS
1/22/02 4 through 2/6/02       $1.00     $0.0003      $(0.0003)    $1.00
12/8/98 1 through 5/25/99       1.00      0.0138       (0.0138)     1.00

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/02                        $1.00     $0.0142      $(0.0142)    $1.00
9/30/01                         1.00      0.0315       (0.0315)     1.00
9/30/00                         1.00      0.0356       (0.0356)     1.00
9/30/99                         1.00      0.0281       (0.0281)     1.00
9/30/98                         1.00      0.0327       (0.0327)     1.00

SERVICE CLASS
9/30/02                        $1.00     $0.0112      $(0.0112)    $1.00
9/30/01                         1.00      0.0285       (0.0285)     1.00
9/30/00                         1.00      0.0326       (0.0326)     1.00
9/30/99                         1.00      0.0252       (0.0252)     1.00
9/30/98                         1.00      0.0297       (0.0297)     1.00

HILLIARD LYONS CLASS
9/30/02                        $1.00     $0.0120      $(0.0120)    $1.00
9/30/01                         1.00      0.0292       (0.0292)     1.00
10/26/99 1 through 9/30/00      1.00      0.0316       (0.0316)     1.00

INVESTOR A CLASS
9/30/02                        $1.00     $0.0095      $(0.0095)    $1.00
9/30/01                         1.00      0.0268       (0.0268)     1.00
9/30/00                         1.00      0.0309       (0.0309)     1.00
9/30/99                         1.00      0.0235       (0.0235)     1.00
9/30/98                         1.00      0.0280       (0.0280)     1.00

INVESTOR C CLASS
10/1/98 through 12/18/98       $1.00     $0.0040      $(0.0040)    $1.00
9/30/98 5                       1.00      0.0133       (0.0133)     1.00

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/02                        $1.00     $0.0134      $(0.0134)    $1.00
9/30/01                         1.00      0.0305       (0.0305)     1.00
9/30/00                         1.00      0.0347       (0.0347)     1.00
9/30/99                         1.00      0.0279       (0.0279)     1.00
9/30/98                         1.00      0.0319       (0.0319)     1.00

SERVICE CLASS
9/30/02                        $1.00     $0.0104      $(0.0104)    $1.00
9/30/01                         1.00      0.0275       (0.0275)     1.00
9/30/00                         1.00      0.0317       (0.0317)     1.00
9/30/99                         1.00      0.0249       (0.0249)     1.00
9/30/98                         1.00      0.0289       (0.0289)     1.00

INVESTOR A CLASS
9/30/02                        $1.00     $0.0087      $(0.0087)    $1.00
9/30/01                         1.00      0.0258       (0.0258)     1.00
9/30/00                         1.00      0.0292       (0.0292)     1.00
9/30/99                         1.00      0.0227       (0.0227)     1.00
9/30/98                         1.00      0.0265       (0.0265)     1.00

INVESTOR B CLASS
10/1/99 THROUGH 2/8/00         $1.00     $0.0077      $(0.0077)    $1.00
9/30/99                         1.00      0.0094       (0.0094)     1.00
5/13/98 4 through 9/30/98       1.00      0.0079       (0.0079)     1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----
 40

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                                                                                                     RATIO OF NET
                                             NET                          RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF          TO AVERAGE         RATIO OF NET          TO AVERAGE
                                            END OF        EXPENSES TO        NET  ASSETS      INVESTMENT INCOME       NET ASSETS
                               TOTAL        PERIOD        AVERAGE NET         (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS            WAIVERS)             ASSETS              WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
1/10/00 1 through 2/7/00       0.37%     $       -- 6        1.48% 2           1.75% 2             4.70% 2              4.43% 2

INVESTOR C CLASS
1/22/02 4 through 2/6/02       0.03%     $       -- 10       1.48% 2           1.76% 2             0.72% 2              0.44% 2
12/8/98 1 through 5/25/99      1.39              -- 3        1.48 2            1.75 2              3.46 2               3.19 2

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/02                        1.43%     $  428,743          0.42%             0.70%               1.41%                1.13%
9/30/01                        3.19         491,052          0.42              0.69                3.11                 2.83
9/30/00                        3.62         314,307          0.42              0.70                3.63                 3.35
9/30/99                        2.85         238,281          0.42              0.70                2.80                 2.52
9/30/98                        3.32         246,733          0.39              0.71                3.25                 2.93

SERVICE CLASS
9/30/02                        1.12%     $  104,474          0.72%             1.00%               1.13%                0.85%
9/30/01                        2.88         138,402          0.72              0.99                2.82                 2.54
9/30/00                        3.31         112,807          0.72              1.00                3.23                 2.95
9/30/99                        2.54         151,261          0.72              1.00                2.50                 2.22
9/30/98                        3.01         140,155          0.69              1.01                2.96                 2.64

HILLIARD LYONS CLASS
9/30/02                        1.20%     $  147,755          0.64%             0.92%               1.17%                0.89%
9/30/01                        2.96         101,506          0.64              0.94                2.92                 2.63
10/26/99 1 through 9/30/00     3.21         105,572          0.66 2            0.94 2              3.42 2               3.14  2

INVESTOR A CLASS
9/30/02                        0.95%     $    6,587          0.89%             1.17%               0.96%                0.68%
9/30/01                        2.71           9,013          0.89              1.16                2.65                 2.37
9/30/00                        3.13           7,396          0.89              1.17                3.09                 2.81
9/30/99                        2.37           4,705          0.89              1.17                2.33                 2.05
9/30/98                        2.83           9,227          0.86              1.18                2.80                 2.48

INVESTOR C CLASS
10/1/98 through 12/18/98       0.40%     $       -- 3        1.49% 2           1.77% 2             1.73% 2              1.45% 2
9/30/98 5                      1.34             306          1.47              1.79                2.08                 1.76

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/02                        1.35%     $   86,573          0.39%             0.71%               1.34%                1.02%
9/30/01                        3.10          97,007          0.39              0.70                3.03                 2.72
9/30/00                        3.52          82,080          0.39              0.70                3.45                 3.14
9/30/99                        2.83          79,568          0.39              0.71                2.79                 2.47
9/30/98                        3.24          68,771          0.38              0.75                3.17                 2.80

SERVICE CLASS
9/30/02                        1.04%     $   65,074          0.69%             1.01%               1.04%                0.71%
9/30/01                        2.79          60,296          0.69              1.00                2.75                 2.44
9/30/00                        3.21          55,177          0.69              1.00                3.23                 2.92
9/30/99                        2.52          37,120          0.69              1.01                2.49                 2.17
9/30/98                        2.93          35,152          0.67              1.04                2.89                 2.52

INVESTOR A CLASS
9/30/02                        0.87%     $   14,244          0.86%             1.18%               0.87%                0.54%
9/30/01                        2.61          16,417          0.86              1.17                2.40                 2.09
9/30/00                        2.96           6,421          0.93              1.24                2.86                 2.55
9/30/99                        2.30          22,370          0.91              1.23                2.27                 1.95
9/30/98                        2.68          43,995          0.91              1.28                2.64                 2.27

INVESTOR B CLASS
10/1/99 THROUGH 2/8/00         0.77%     $       -- 6        1.46% 2           1.77% 2             2.33% 2              2.02% 2
9/30/99                        0.94              --          1.46              1.78                1.72                 1.40
5/13/98 4 through 9/30/98      0.79              --          1.44 2            1.81 2              2.12 2               1.75 2

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET                                 NET
                               ASSET                DISTRIBUTIONS  ASSET
                               VALUE       NET        FROM NET     VALUE
                             BEGINNING  INVESTMENT   INVESTMENT    END OF
                             OF PERIOD    INCOME       INCOME      PERIOD
----------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/02                        $1.00     $0.0134       $(0.0134)    $1.00
9/30/01                         1.00      0.0313        (0.0313)     1.00
9/30/00                         1.00      0.0362        (0.0362)     1.00
9/30/99                         1.00      0.0288        (0.0288)     1.00
9/30/98                         1.00      0.0335        (0.0335)     1.00

SERVICE CLASS
9/30/02                        $1.00     $0.0104       $(0.0104)    $1.00
9/30/01                         1.00      0.0283        (0.0283)     1.00
9/30/00                         1.00      0.0332        (0.0332)     1.00
9/30/99                         1.00      0.0258        (0.0258)     1.00
9/30/98                         1.00      0.0305        (0.0305)     1.00

INVESTOR A CLASS
9/30/02                        $1.00     $0.0082       $(0.0082)    $1.00
9/30/01                         1.00      0.0266        (0.0266)     1.00
9/30/00                         1.00      0.0315        (0.0315)     1.00
9/30/99                         1.00      0.0241        (0.0241)     1.00
9/30/98                         1.00      0.0288        (0.0288)     1.00

INVESTOR B CLASS
10/1/01 through 12/14/01       $1.00     $0.0012       $(0.0012)    $1.00
9/30/01                         1.00      0.0203        (0.0203)     1.00
1/12/00 1 through 9/30/00       1.00      0.0185        (0.0185)     1.00

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
9/30/02                        $1.00     $0.0154       $(0.0154)    $1.00
9/30/01                         1.00      0.0331        (0.0331)     1.00
9/30/00                         1.00      0.0361        (0.0361)     1.00
9/30/99                         1.00      0.0294        (0.0294)     1.00
9/30/98                         1.00      0.0334        (0.0334)     1.00

SERVICE CLASS
9/30/02                        $1.00     $0.0124       $(0.0124)    $1.00
9/30/01                         1.00      0.0301        (0.0301)     1.00
9/30/00                         1.00      0.0331        (0.0331)     1.00
9/30/99                         1.00      0.0264        (0.0264)     1.00
9/30/98                         1.00      0.0304        (0.0304)     1.00

INVESTOR A CLASS
9/30/02                        $1.00     $0.0107       $(0.0107)    $1.00
9/30/01                         1.00      0.0284        (0.0284)     1.00
9/30/00                         1.00      0.0313        (0.0313)     1.00
9/30/99                         1.00      0.0246        (0.0246)     1.00
9/30/98                         1.00      0.0286        (0.0286)     1.00

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/02                        $1.00     $0.0131       $(0.0131)    $1.00
9/30/01                         1.00      0.0299        (0.0299)     1.00
9/30/00                         1.00      0.0354        (0.0354)     1.00
9/30/99                         1.00      0.0280        (0.0280)     1.00
9/30/98                         1.00      0.0322        (0.0322)     1.00

SERVICE CLASS
9/30/02                        $1.00     $0.0101       $(0.0101)    $1.00
9/30/01                         1.00      0.0269        (0.0269)     1.00
9/30/00                         1.00      0.0324        (0.0324)     1.00
9/30/99                         1.00      0.0250        (0.0250)     1.00



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----
 42

                                BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                                                                                                    RATIO OF NET
                                            NET                          RATIO OF EXPENSES                       INVESTMENT INCOME
                                           ASSETS         RATIO OF          TO AVERAGE         RATIO OF NET          TO AVERAGE
                                           END OF        EXPENSES TO        NET  ASSETS      INVESTMENT INCOME       NET ASSETS
                              TOTAL        PERIOD        AVERAGE NET         (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                             RETURN         (000)          ASSETS            WAIVERS)             ASSETS              WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/02                        1.35%     $  156,476         0.30%             0.72%               1.32%                 0.90%
9/30/01                        3.18         115,139         0.30              0.70                3.10                  2.70
9/30/00                        3.68         102,155         0.30              0.72                3.62                  3.20
9/30/99                        2.92         178,059         0.30              0.70                2.87                  2.47
9/30/98                        3.40         181,984         0.29              0.74                3.35                  2.90

SERVICE CLASS
9/30/02                        1.05%     $      205         0.60%             1.02%               1.14%                 0.71%
9/30/01                        2.87             519         0.60              1.00                2.80                  2.40
9/30/00                        3.37             649         0.60              1.02                3.20                  2.78
9/30/99                        2.61           1,639         0.60              1.00                2.57                  2.17
9/30/98                        3.09          19,306         0.60              1.05                3.04                  2.59

INVESTOR A CLASS
9/30/02                        0.88%     $      375         0.77%             1.19%               0.88%                 0.46%
9/30/01                        2.70             415         0.77              1.17                2.52                  2.12
9/30/00                        3.20             358         0.77              1.19                3.15                  2.73
9/30/99                        2.44             369         0.77              1.17                2.40                  2.00
9/30/98                        2.92             245         0.76              1.21                2.88                  2.43

INVESTOR B CLASS
10/1/01 through 12/14/01       0.12%     $      -- 8        1.37% 2           1.79% 2             0.60% 2               0.18% 2
9/30/01                        2.05              6          1.37              1.77                2.02                  1.62
1/12/00 1 through 9/30/00      1.86              6          1.37 2            1.79 2              2.61 2                2.19 2

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
9/30/02                        1.55%     $  104,426         0.39%             0.72%               1.52%                 1.19%
9/30/01                        3.36          77,620         0.39              0.71                3.31                  2.98
9/30/00                        3.67          52,095         0.39              0.71                3.60                  3.28
9/30/99                        2.98          49,237         0.39              0.71                2.95                  2.63
9/30/98                        3.39          48,614         0.36              0.72                3.36                  3.00

SERVICE CLASS
9/30/02                        1.25%     $   11,511         0.69%             1.02%               1.19%                 0.87%
9/30/01                        3.05          12,667         0.69              1.01                2.95                  2.63
9/30/00                        3.36          10,284         0.69              1.01                3.29                  2.97
9/30/99                        2.67          11,284         0.69              1.01                2.65                  2.33
9/30/98                        3.08          58,077         0.67              1.03                3.04                  2.68

INVESTOR A CLASS
9/30/02                        1.07%     $   30,851         0.86%             1.18%               1.09%                 0.77%
9/30/01                        2.88          44,050         0.86              1.18                2.84                  2.51
9/30/00                        3.18          41,010         0.87              1.19                3.13                  2.81
9/30/99                        2.49          44,929         0.87              1.19                2.47                  2.15
9/30/98                        2.90          15,904         0.85              1.21                2.86                  2.50

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/02                        1.31%     $  466,039         0.42%             0.70%               1.30%                 1.02%
9/30/01                        3.03         459,885         0.42              0.69                2.97                  2.70
9/30/00                        3.60         400,378         0.42              0.68                3.53                  3.27
9/30/99                        2.84         376,402         0.42              0.70                2.80                  2.52
9/30/98                        3.27         350,249         0.39              0.71                3.19                  2.87

SERVICE CLASS
9/30/02                        1.01%     $   54,574         0.72%             1.01%               1.01%                 0.73%
9/30/01                        2.72          75,431         0.72              0.99                2.73                  2.46
9/30/00                        3.29          83,474         0.72              0.98                3.25                  2.99
9/30/99                        2.53          76,173         0.72              1.00                2.50                  2.22
9/30/98                        2.97          73,735         0.69              1.01                2.92                  2.60

----
 43

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                                 NET
                               ASSET                DISTRIBUTIONS  ASSET
                               VALUE       NET        FROM NET     VALUE
                             BEGINNING  INVESTMENT   INVESTMENT    END OF
                             OF PERIOD    INCOME       INCOME      PERIOD
-------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/02                        $1.00      $0.0084     $(0.0084)    $1.00
9/30/01                         1.00       0.0252      (0.0252)     1.00
9/30/00                         1.00       0.0304      (0.0304)     1.00
9/30/99                         1.00       0.0235      (0.0235)     1.00
9/30/98                         1.00       0.0276      (0.0276)     1.00

INVESTOR CLASS B
12/12/01 1 through 4/9/02      $1.00      $0.0003     $(0.0003)    $1.00

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/02                        $1.00      $0.0144     $(0.0144)    $1.00
9/30/01                         1.00       0.0323      (0.0323)     1.00
9/30/00                         1.00       0.0367      (0.0367)     1.00
9/30/99                         1.00       0.0294      (0.0294)     1.00
9/30/98                         1.00       0.0338      (0.0338)     1.00

SERVICE CLASS
9/30/02                        $1.00      $0.0124     $(0.0124)    $1.00
9/30/01                         1.00       0.0293      (0.0293)     1.00
9/30/00                         1.00       0.0337      (0.0337)     1.00
9/30/99                         1.00       0.0264      (0.0264)     1.00
9/30/98                         1.00       0.0308      (0.0308)     1.00

INVESTOR A CLASS
10/1/01 through 3/12/02        $1.00      $0.0051     $(0.0051)    $1.00
9/30/01                         1.00       0.0276      (0.0276)     1.00
9/30/00 7                       1.00       0.0288      (0.0288)     1.00
9/30/99                         1.00       0.0237      (0.0237)     1.00
9/30/98                         1.00       0.0280      (0.0280)     1.00



                                                                                                                 RATIO OF NET
                                           NET                         RATIO OF EXPENSES                      INVESTMENT INCOME
                                          ASSETS         RATIO OF         TO AVERAGE         RATIO OF NET         TO AVERAGE
                                          END OF        EXPENSES TO       NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                             TOTAL        PERIOD        AVERAGE NET       (EXCLUDING        TO AVERAGE NET       (EXCLUDING
                             RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/02                       0.84%      $  68,204         0.88%             1.16%               0.83%              0.55%
9/30/01                       2.54          75,332         0.89              1.16                2.46               2.19
9/30/00                       3.08          62,421         0.92              1.18                3.00               2.74
9/30/99                       2.37         135,341         0.88              1.16                2.34               2.06
9/30/98                       2.80         110,860         0.85              1.17                2.75               2.43

INVESTOR CLASS B
12/12/01 1 through 4/9/02     0.05%      $      -- 8       1.49% 2           1.76% 2             0.14% 2           (0.13)% 2

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/02                       1.45%      $  19,808         0.30%             0.75%               1.50%              1.06%
9/30/01                       3.28          53,823         0.30              0.73                3.26               2.83
9/30/00                       3.73          61,561         0.30              0.74                3.65               3.21
9/30/99                       2.98          51,301         0.30              0.75                2.95               2.50
9/30/98                       3.43          77,812         0.30              0.77                3.37               2.90

SERVICE CLASS
9/30/02                       1.25%      $  44,143         0.40%             0.88%               1.19%              0.72%
9/30/01                       2.97             611         0.60              1.03                2.94               2.51
9/30/00                       3.42             458         0.60              1.04                3.17               2.73
9/30/99                       2.68           2,786         0.60              1.05                2.65               2.20
9/30/98                       3.13           3,405         0.60              1.07                3.08               2.61

INVESTOR A CLASS
10/1/01 through 3/12/02       0.51%      $      -- 9       0.77% 2           1.20% 2             1.21% 2            0.77% 2
9/30/01                       2.80           3,008         0.77              1.20                2.72               2.28
9/30/00 7                     2.92           3,020         0.87              1.31                3.11               2.67
9/30/99                       2.40           1,261         0.87              1.32                2.38               1.93
9/30/98                       2.84             643         0.87              1.34                2.85               2.38


1    Commencement of operations of share class.
2    Annualized.
3    There were no Investor C shares outstanding as of September 30, 1999.
4    Reissuance of shares.
5 This class has opened, closed and then reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
6    There were no Investor B shares outstanding as of September 30, 2000.
7 This class has closed and reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
8    There were no Investor B shares outstanding as of September 30, 2002.
9    There were no Investor A shares outstanding as of September 30, 2002.
10   There were no Investor C shares outstanding as of September 30, 2002.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                         -------
                                                                          44-45

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS


     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 40 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


           Portfolio                                                 Share Classes
------------------------------------------------------------------------------------------------------------------

                                           Institutional                Service              Hilliard Lyons
--------------------------------------- ---------------------- ------------------------- ------------------------

                                        Contractual   Actual    Contractual     Actual    Contractual    Actual
                                            Fees     Fees (4)       Fees (1)   Fees (4)     Fees (2)    Fees (4)
--------------------------------------- ----------- ---------- -------------- ---------- ------------- ----------
  Money Market                              None       None         0.30%       0.30%        0.50%       0.40%
--------------------------------------- ----------- ---------- -------------- ---------- ------------- ----------
  U.S. Treasury Money Market                None       None         0.30%       0.30%         N/A         N/A
--------------------------------------- ----------- ---------- -------------- ---------- ------------- ----------
  Municipal Money Market                    None       None         0.30%       0.30%        0.50%       0.15%
--------------------------------------- ----------- ---------- -------------- ---------- ------------- ----------
  New Jersey Municipal Money Market         None       None         0.30%       0.30%         N/A         N/A
--------------------------------------- ----------- ---------- -------------- ---------- ------------- ----------
  North Carolina Municipal Money Market     None       None         0.30%       0.30%         N/A         N/A
--------------------------------------- ----------- ---------- -------------- ---------- ------------- ----------
  Ohio Municipal Money Market               None       None         0.30%       0.30%         N/A         N/A
--------------------------------------- ----------- ---------- -------------- ---------- ------------- ----------
  Pennsylvania Municipal Money Market       None       None         0.30%       0.30%         N/A         N/A
--------------------------------------- ----------- ---------- -------------- ---------- ------------- ----------
  Virginia Municipal Money Market           None       None         0.30%       0.10%         N/A         N/A
----------------------------------------------------------------------------------------------------------------



           Portfolio                                                 Share Classes
----------------------------------------------------------------------------------------------------------------

                                              Investor A               Investor B               Investor C
--------------------------------------- ----------------------- ----------------------- ------------------------

                                         Contractual   Actual    Contractual    Actual   Contractual    Actual
                                           Fees (2)   Fees (4)     Fees (3)    Fees (4)    Fees (3)    Fees (4)
--------------------------------------- ------------ ---------- ------------- --------- ------------- ----------
  Money Market                              0.50%      0.40%        1.15%       1.00%       1.15%        1.00%
--------------------------------------- ------------ ---------- ------------- --------- ------------- ----------
  U.S. Treasury Money Market                0.50%      0.40%        1.15%        N/A        1.15%         N/A
--------------------------------------- ------------ ---------- ------------- --------- ------------- ----------
  Municipal Money Market                    0.50%      0.40%        1.15%        N/A        1.15%         N/A
--------------------------------------- ------------ ---------- ------------- --------- ------------- ----------
  New Jersey Municipal Money Market         0.50%      0.40%        1.15%        N/A        1.15%         N/A
--------------------------------------- ------------ ---------- ------------- --------- ------------- ----------
  North Carolina Municipal Money Market     0.50%      0.40%        1.15%        N/A        1.15%         N/A
--------------------------------------- ------------ ---------- ------------- --------- ------------- ----------
  Ohio Municipal Money Market               0.50%      0.40%        1.15%        N/A        1.15%         N/A
--------------------------------------- ------------ ---------- ------------- --------- ------------- ----------
  Pennsylvania Municipal Money Market       0.50%      0.40%        1.15%        N/A        1.15%         N/A
--------------------------------------- ------------ ---------- ------------- --------- ------------- ----------
  Virginia Municipal Money Market           0.50%       N/A         1.15%        N/A        1.15%         N/A
----------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2) -- the maximum  annual  contractual  fees are comprised of a .10%  distribution  fee, .25% service fee and .15%  shareholder processing fee.

(3) -- the maximum  annual  contractual  fees are comprised of a .75%  distribution  fee, .25% service fee and .15%  shareholder processing fee.

(4) -- the actual fees are as of September 30, 2002.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Hilliard Lyons, Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.


----
 46

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly at the following annual rates, based on each Portfolio's average daily net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     For the year ended September 30, 2002, advisory fees and waivers for each Portfolio were as follows:

                                                              GROSS                             NET
                                                           ADVISORY FEE       WAIVER       ADVISORY FEE
                                                           -------------    ----------     ------------
     Money Market Portfolio .............................   $16,004,010     $7,729,225      $8,274,785
     U.S. Treasury Money Market Portfolio ...............     4,501,310      2,777,685       1,723,625
     Municipal Money Market Portfolio ...................     3,337,764      2,099,051       1,238,713
     New Jersey Municipal Money Market Portfolio ........       783,259        562,667         220,592
     North Carolina Municipal Money Market Portfolio ....       614,837        578,231          36,606
     Ohio Municipal Money Market Portfolio ..............       650,541        470,470         180,071
     Pennsylvania Municipal Money Market Portfolio ......     2,974,910      1,857,728       1,117,182
     Virginia Municipal Money Market Portfolio ..........       265,282        265,282              --

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     At September 30, 2002, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:


                                             EXPENSE
                                            LIMITATION       EXPIRING         EXPIRING          EXPIRING      TOTAL WAIVERS SUBJECT
                                            PERCENTAGE  JANUARY 31, 2003  JANUARY 31, 2004  JANUARY 31, 2005      TO REIMBURSEMENT
                                            ----------  ----------------  ----------------  ----------------  ---------------------
     Money Market Portfolio                   0.310%       $6,524,548        $7,218,952        $5,235,474          $18,978,974
     U.S. Treasury Money Market Portfolio     0.295%        2,059,137         2,236,065         1,829,764            6,124,966
     Municipal Money Market Portfolio         0.295%        1,632,502         2,008,270         1,388,757            5,029,529
     New Jersey Municipal Money
         Market Portfolio                     0.265%          496,918           527,887           371,404            1,396,209
     North Carolina Municipal Money
         Market Portfolio                     0.195%          415,754           433,442           391,140            1,240,336
     Ohio Municipal Money Market Portfolio    0.265%          366,333           412,678           321,698            1,100,709
     Pennsylvania Municipal Money
         Market Portfolio                     0.295%        1,721,858         1,762,114         1,266,107            4,750,079
     Virginia Municipal Money
         Market Portfolio                     0.205%          238,129           235,172           170,035              643,336


     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million and .075% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the year ended September 30, 2002, administration fees and waivers for each Portfolio were as follows:


                                                                    GROSS                            NET
                                                               ADMINISTRATION                  ADMINISTRATION
                                                                     FEE           WAIVER            FEE
                                                               --------------   ------------   --------------
     Money Market Portfolio .................................    $6,001,604       $   --         $6,001,604
     U.S. Treasury Money Market Portfolio ...................     1,698,457           --          1,698,457
     Municipal Money Market Portfolio .......................     1,286,761           --          1,286,761
     New Jersey Municipal Money Market Portfolio ............       313,303           --            313,303
     North Carolina Municipal Money Market Portfolio ........       245,935           --            245,935
     Ohio Municipal Money Market Portfolio ..................       260,216           --            260,216
     Pennsylvania Municipal Money Market Portfolio ..........     1,157,746           --          1,157,746
     Virginia Municipal Money Market Portfolio ..............       106,113        2,865            103,248

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

----
 48

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:


                                                               MONEY MARKET PORTFOLIO
                                                       ------------------------------------
                                                        FOR THE YEAR         FOR THE YEAR
                                                            ENDED                ENDED
                                                           9/30/02              9/30/01
                                                       ---------------      ---------------
Shares sold:
     Institutional Class ..........................    $ 3,831,687,453      $ 3,128,702,125
     Service Class ................................      1,828,334,932        2,029,022,261
     Hilliard Lyons Class .........................        219,258,190          119,845,768
     Investor A Class .............................      1,496,362,000        2,352,780,335
     Investor B Class .............................         22,470,306           29,717,934
     Investor C Class .............................        135,217,846          117,078,110
Shares issued in reinvestment of dividends:
     Institutional Class ..........................            154,086              386,929
     Service Class ................................          1,713,634            4,751,329
     Hilliard Lyons Class .........................          2,405,038            7,804,565
     Investor A Class .............................          7,666,181           21,982,147
     Investor B Class .............................            122,750              326,600
     Investor C Class .............................             53,725              205,802
Shares redeemed:
     Institutional Class ..........................     (3,876,843,528)      (2,852,824,599)
     Service Class ................................     (2,115,763,256)      (1,810,226,651)
     Hilliard Lyons Class .........................       (240,444,474)        (118,872,060)
     Investor A Class .............................     (1,496,269,399)      (2,248,977,242)
     Investor B Class .............................        (16,581,952)         (20,562,461)
     Investor C Class .............................       (136,827,583)        (111,988,327)
                                                       ---------------      ---------------
Net increase (decrease) ...........................    $  (337,284,051)     $   649,152,565
                                                       ===============      ===============

                                                                U.S. TREASURY MONEY
                                                                  MARKET PORTFOLIO
                                                       ------------------------------------
                                                        FOR THE YEAR         FOR THE YEAR
                                                            ENDED                ENDED
                                                           9/30/02              9/30/01
                                                       ---------------      ---------------
Shares sold:
     Institutional Class ..........................    $ 2,528,791,243      $   722,284,418
     Service Class ................................      1,483,706,113        1,569,846,521
     Investor A Class .............................        128,481,971          118,844,220
     Investor B Class .............................             12,422                   --
     Investor C Class .............................              1,617                   --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................              3,899               11,748
     Service Class ................................             93,800              375,505
     Investor A Class .............................            585,017            1,536,706
     Investor B Class .............................                 --                   --
Shares redeemed:
     Institutional Class ..........................     (2,382,642,413)        (659,360,839)
     Service Class ................................     (1,616,085,310)      (1,584,403,763)
     Investor A Class .............................        (95,946,121)        (117,008,816)
     Investor B Class .............................            (12,422)                  --
     Investor C Class .............................             (1,617)                  --
                                                       ---------------      ---------------
Net increase ......................................    $    46,988,199      $    52,125,700
                                                       ===============      ===============

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                  MUNICIPAL MONEY
                                                                 MARKET PORTFOLIO
                                                         ----------------------------------
                                                         FOR THE YEAR        FOR THE YEAR
                                                            ENDED               ENDED
                                                           9/30/02             9/30/01
                                                         -------------      ---------------
Shares sold:
     Institutional Class ..........................      $ 915,837,260      $ 878,517,058
     Service Class ................................        295,813,775        385,470,275
     Hilliard Lyons Class .........................        239,300,766         97,099,429
     Investor A Class .............................         22,879,418         18,323,662
     Investor C Class .............................              2,408                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................                 --                 75
     Service Class ................................            184,759            445,114
     Hilliard Lyons Class .........................          1,463,993          3,224,540
     Investor A Class .............................             79,914            230,662
Shares redeemed:
     Institutional Class ..........................       (978,164,772)      (701,774,425)
     Service Class ................................       (329,929,960)      (360,321,942)
     Hilliard Lyons Class .........................       (194,521,270)      (104,390,569)
     Investor A Class .............................        (25,385,243)       (16,937,871)
     Investor C Class .............................             (2,408)                --
                                                         -------------      -------------
Net increase (decrease) ...........................      $ (52,441,360)     $ 199,886,008
                                                         =============      =============


                                                               NEW JERSEY MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                         --------------------------------
                                                         FOR THE YEAR       FOR THE YEAR
                                                             ENDED              ENDED
                                                            9/30/02            9/30/01
                                                         -------------      -------------
Shares sold:
     Institutional Class ..........................      $ 202,143,149      $ 182,391,550
     Service Class ................................         59,745,408         65,805,887
     Investor A Class .............................         78,551,992         36,295,142
     Investor B Class .............................                 --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................             43,115             89,240
     Service Class ................................             31,448             95,834
     Investor A Class .............................            143,574            332,623
     Investor B Class .............................                 --                 --
Shares redeemed:
     Institutional Class ..........................       (212,622,184)      (167,553,450)
     Service Class ................................        (54,999,285)       (60,782,323)
     Investor A Class .............................        (80,867,840)       (26,632,738)
     Investor C Class .............................                 --                 --
                                                         -------------      -------------
Net increase (decrease) ...........................      $   (7,830,623)    $  30,041,765
                                                         ==============     =============

----
 50

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                                             NORTH CAROLINA MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                         ---------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                             ENDED              ENDED
                                                            9/30/02            9/30/01
                                                         -------------      -------------
Shares sold:
     Institutional Class ..........................      $ 175,082,524      $ 233,981,939
     Service Class ................................          8,621,047         20,482,612
     Investor A Class .............................             35,500          4,526,651
     Investor B Class .............................                 --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................                 --                 --
     Service Class ................................              2,370             13,433
     Investor A Class .............................              3,720              9,954
     Investor B Class .............................                 11                121
Shares redeemed:
     Institutional Class ..........................       (133,745,412)      (220,998,430)
     Service Class ................................         (8,937,786)       (20,625,178)
     Investor A Class .............................            (79,290)        (4,479,693)
     Investor B Class .............................             (5,660)                --
                                                         -------------      -------------
Net increase ......................................      $  40,977,024      $  12,911,409
                                                         =============      =============

                                                                    OHIO MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                         --------------------------------
                                                          FOR THE YEAR      FOR THE YEAR
                                                            ENDED              ENDED
                                                           9/30/02            9/30/01
                                                         -------------      -------------
Shares sold:
     Institutional Class ..........................      $ 274,531,724      $ 144,365,331
     Service Class ................................         96,257,220         79,355,060
     Investor A Class .............................         77,370,595         80,469,006
Shares issued in reinvestment of dividends:
     Institutional Class ..........................             31,777              2,872
     Service Class ................................             60,033             25,330
     Investor A Class .............................            416,901          1,383,964
Shares redeemed:
     Institutional Class ..........................       (247,756,137)      (118,837,215)
     Service Class ................................        (97,473,111)       (77,014,767)
     Investor A Class .............................        (90,986,509)       (78,807,807)
                                                         -------------      -------------
Net increase ......................................      $  12,452,493      $  30,941,774
                                                         =============      =============

                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

                                                              PENNSYLVANIA MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                         --------------------------------
                                                         FOR THE YEAR       FOR THE YEAR
                                                             ENDED              ENDED
                                                            9/30/02            9/30/01
                                                         -------------      -------------
Shares sold:
     Institutional Class ..........................      $ 731,827,579      $ 907,029,837
     Service Class ................................        160,255,101        248,658,677
     Investor A Class .............................        135,150,311        125,910,556
     Investor B Class .............................             99,871                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................            130,770            158,095
     Service Class ................................            147,415            667,275
     Investor A Class .............................            629,122          1,962,002
     Investor B Class .............................                 23                 --
Shares redeemed:
     Institutional Class ..........................       (725,803,706)      (847,680,734)
     Service Class ................................       (181,259,588)      (257,369,091)
     Investor A Class .............................       (142,907,605)      (114,962,346)
     Investor B Class .............................            (99,894)                --
                                                         -------------      -------------
Net increase (decrease) ...........................      $ (21,830,601)     $  64,374,271
                                                         =============      =============


                                                                VIRGINIA MUNICIPAL
                                                              MONEY MARKET PORTFOLIO
                                                         --------------------------------
                                                         FOR THE YEAR       FOR THE YEAR
                                                             ENDED              ENDED
                                                            9/30/02            9/30/01
                                                         -------------      -------------
Shares sold:
     Institutional Class ..........................      $  70,564,949      $ 120,310,174
     Service Class ................................         77,765,171          3,296,014
     Investor A Class .............................            800,315          6,400,162
Shares issued in reinvestment of dividends:
     Institutional Class ..........................                 --                 --
     Service Class ................................              4,018             17,767
     Investor A Class .............................                 --                 --
Shares redeemed:
     Institutional Class ..........................       (104,579,683)      (128,047,780)
     Service Class ................................        (34,236,388)        (3,161,540)
     Investor A Class .............................         (3,808,991)        (6,411,587)
                                                         -------------      -------------
Net increase (decrease) ...........................      $   6,509,391      $  (7,596,790)
                                                         =============      =============


     On September  30, 2002,  two  shareholders  held  approximately  74% of the outstanding shares of the Money Market Portfolio, three shareholders held approximately 87% of the outstanding shares of the U.S. Treasury Money Market Portfolio, two shareholders held approximately 83% of the outstanding shares of the Municipal Money Market Portfolio, two shareholders held approximately 72% of the outstanding shares of the New Jersey Municipal Money Market Portfolio, two shareholders held approximately 83% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, two shareholders held approximately 70% of the outstanding shares of the Ohio Municipal Money Market Portfolio, two shareholders held approximately 85% of the outstanding shares of the Pennsylvania Municipal Money Market Portfolio, and one shareholder held approximately 72% of the outstanding shares of the Virginia Municipal Money Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


----
 52

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

(D) AT SEPTEMBER 30, 2002, NET ASSETS CONSISTED OF:

                                                                                U.S.                          NEW JERSEY
                                                                              TREASURY         MUNICIPAL       MUNICIPAL
                                                          MONEY MARKET      MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                         --------------     ------------     ------------    -------------
Capital paid-in ....................................     $3,743,636,380     $860,483,457     $687,579,766     $165,892,460
Undistributed net investment income ................             64,239           46,591               --               --
Accumulated net realized loss on
   investment transactions .........................           (272,117)         (46,416)         (20,715)          (1,295)
                                                         --------------     ------------     ------------     ------------
                                                   .     $3,743,428,502     $860,483,632     $687,559,051     $165,891,165
                                                         ==============     ============     ============     ============


                                                              NORTH
                                                             CAROLINA           OHIO         PENNSYLVANIA      VIRGINIA
                                                             MUNICIPAL        MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                           MONEY MARKET     MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                             PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                           ------------     ------------     ------------    -------------
Capital paid-in ....................................       $157,057,040     $146,815,463     $588,844,456     $63,952,195
Accumulated net realized loss on
   investment transactions .........................               (905)         (27,198)         (27,307)           (832)
                                                           ------------     ------------     ------------     -----------
                                                           $157,056,135     $146,788,265     $588,817,149     $63,951,363
                                                           ============     ============     ============     ===========


(E) FEDERAL TAX INFORMATION

     No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. There were no short-term or long-term capital gain distributions for the year ended September 30, 2002.

     Dividends from net investment  income and  distributions  from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of September 30, 2002, attributable to capital loss carryforwards expiring, were reclassified to the following accounts:

                                                                                                                     INCREASE
                                                                                              INCREASE              (DECREASE)
                                                                                             ACCUMULATED           UNDISTRIBUTED
                                                                       DECREASE             NET REALIZED          NET INVESTMENT
                                                                    PAID-IN CAPITAL          GAIN (LOSS)              INCOME
                                                                    ---------------         ------------          --------------
     Pennsylvania Municipal Money Market Portfolio ...........          $(191)                  $191                   $  --

These reclassifications had no effect on net assets or net asset value per share.

     As   of   September   30,   2002,   the    components   of    distributable
earnings/(accumulated losses) were as follows:


                                                                      UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL         POST-
                                                                        TAX-FREE        ORDINARY          LOSS          OCTOBER
                                                                         INCOME          INCOME       CARRYFORWARDS     LOSSES
                                                                      -------------   -------------   -------------    ---------
     Money Market Portfolio .....................................              --       $4,224,677      $(174,162)     $(97,955)
     U.S. Treasury Money Market Portfolio .......................              --          954,808        (33,658)      (12,758)
     Municipal Money Market Portfolio ...........................        $682,940               --        (20,715)           --
     New Jersey Municipal Money Market Portfolio ................         134,902               --         (1,295)           --
     North Carolina Municipal Money Market Portfolio ............         160,709               --           (905)           --
     Ohio Municipal Money Market Portfolio ......................         141,487               --        (25,937)       (1,261)
     Pennsylvania Municipal Money Market Portfolio ..............         518,826               --        (27,307)           --
     Virginia Municipal Money Market Portfolio ..................          67,673               --           (832)           --

                                                                            ----
                                                                             53

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

     Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.


     At September 30, 2002, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:


                                                                                EXPIRING SEPTEMBER 30
                                                  --------------------------------------------------------------------------------
                                                   2003      2005     2006      2007      2008        2009       2010       Total
                                                  -------   -------  ------   -------    -------    --------   -------    ---------
     Money Market Portfolio ....................   $   --   $   --   $   --   $23,015    $44,610    $106,537   $    --    $174,162
     U.S. Treasury Money Market Portfolio ......       --       --       --        --      4,849      16,898    11,911      33,658
     Municipal Money Market Portfolio ..........    3,716       --    1,471        --         --      15,528        --      20,715
     New Jersey Municipal Money
         Market Portfolio ......................       --       --       --        --      1,295          --        --       1,295
     North Carolina Municipal Money
         Market Portfolio ......................      121       --       --        --        784          --        --         905
     Ohio Municipal Money Market Portfolio .....       --       --    3,203    16,541      6,193          --        --      25,937
     Pennsylvania Municipal Money
         Market Portfolio ......................    4,562    1,626    3,403        --         --      17,716        --      27,307
     Virginia Municipal Money
         Market Portfolio ......................      171       --       --       401         --          --       260         832


----
 54

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                        REPORT OF INDEPENDENT ACCOUNTANTS




TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios (constituting the money market portfolios of BlackRock Funds, hereafter referred to as the "Funds") at September 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 18, 2002






                                                                            ----

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.


------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                                  NUMBER OF
                                        OFFICE (3)                                               PORTFOLIOS
NAME, ADDRESS,           POSITION(S)   AND LENGTH               PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
    AGE                HELD WITH FUND    OF TIME                DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                         SERVED                                                   OVERSEEN
                                                                                                 BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)   Trustee         Since 1996     Retired; Treasurer of Princeton                 43
c/o BlackRock Funds                                   University from 1987 to 2001; Trustee,
100 Bellevue Parkway                                  The Compass Capital Group of Funds from
Wilmington, DE 19809                                  1987 to 1996; Trustee, Chemical Bank,
Age: 67                                               New Jersey Advisory Board from 1994
                                                      until 1995; Chairman of Board of
                                                      Trustees, American Red Cross - Central
                                                      N.J. Chapter; Trustee, Medical Center of
                                                      Princeton; and Trustee, United
                                                      Way-Greater Mercer County from
                                                      1996-1997.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink (2)   Trustee and     Since 2000     Director, Chairman and Chief Executive          43
BlackRock, Inc.        President                      Officer of BlackRock, Inc. since its
40 E. 52nd Street                                     formation in 1998 and of BlackRock,
New York, NY 10022                                    Inc.'s predecessor entities since 1988;
Age: 49                                               Chairman of the Management Committee and
                                                      Co-chair of the Investment Strategy
                                                      Group of BlackRock, Inc.; Treasurer
                                                      of BlackRock Funds from 2000 to 2002;
                                                      formerly, Managing Director of the First
                                                      Boston Corporation, Member of its
                                                      Management Committee, Co-head of its
                                                      Taxable Fixed Income Division and Head
                                                      of its Mortgage and Real Estate Products
                                                      Group; formerly, Chairman of the Board
                                                      and Director of BlackRock's closed-end
                                                      funds; Chairman of the Board and
                                                      Director of Anthracite Capital, Inc.;
                                                      Director of BlackRock's offshore funds
                                                      and alternative investment vehicles and
                                                      Chairman of the Board of Nomura
                                                      BlackRock Asset Management Co., Ltd.;
                                                      Director of the New York Stock Exchange;
                                                      Vice Chairman of the Board of Trustees
                                                      of Mount Sinai-New York University
                                                      Medical Center and Health System;
                                                      Co-Chairman of the Board of Trustees of
                                                      NYU Hospitals Center; and a Member of
                                                      the Board of Trustees of New York
                                                      University, NYU School of Medicine and
                                                      of Phoenix House.
------------------------------------------------------------------------------------------------------------------------------------

----
 56

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                           FUND MANAGEMENT (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF                                        NUMBER OF
                                                 OFFICE (3)                                     PORTFOLIOS
NAME, ADDRESS,                    POSITION(S)   AND LENGTH     PRINCIPAL OCCUPATION(S)            IN FUND       OTHER DIRECTORSHIPS
    AGE                         HELD WITH FUND    OF TIME      DURING PAST FIVE YEARS             COMPLEX          HELD BY TRUSTEE
                                                  SERVED                                         OVERSEEN
                                                                                                BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                                DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat   Trustee         Since 2001   Partner, Covington & Burling           43
Covington & Burling                                          (law firm) (2001-Present);
1201 Pennsylvania Avenue, NW                                 Deputy Secretary of the
Washington, DC  20004                                        Treasury (1999-2001), Under
Age: 59                                                      Secretary of State for
                                                             Economic, Business and
                                                             Agricultural Affairs
                                                             (1997-1999), Under Secretary
                                                             of Commerce for International
                                                             Trade (1996-1997), Special
                                                             Representative of the
                                                             President and Secretary of
                                                             State on Holocaust Issues
                                                             (1995-2001), and U.S.
                                                             Ambassador to the European
                                                             Union, Department of State
                                                             (1993-1996), Government of
                                                             the United States of America;
                                                             Partner, Vice-Chairman and
                                                             Chairman of the Washington
                                                             Office, Powell, Goldstein,
                                                             Frazer & Murphy (1981-1993);
                                                             Director, Overseas Private
                                                             Investment Corporation
                                                             (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez        Trustee, Vice        Since 1996   Retired; Director of USX               43       Director and
c/o BlackRock Funds        Chairman and                      Corporation (a diversified                      Chairman of the
100 Bellevue Parkway       Chairman of                       company principally engaged                     Board, RTI
Wilmington, DE 19809       the                               in energy and steel                             International
Age: 58                    Nominating                        businesses) from 1991 to                        Metals, Inc.;
                           Committee                         2001, Vice Chairman and Chief                   Director, Eastman
                                                             Financial Officer from 1994                     Chemical Company.
                                                             to 2001; Executive Vice
                                                             President - Accounting and
                                                             Finance and Chief Financial
                                                             Officer from 1991 to 1994;
                                                             Director and Chairman of the
                                                             Executive Committee, ACE
                                                             Limited (insurance company).
------------------------------------------------------------------------------------------------------------------------------------
Dr. Judith Rodin           Trustee              Since 2001   President, Professor of                43       Director, Aetna,
President                                                    Psychology (School of Arts                      Inc.; Director, AMR
University of Pennsylvania                                   and Sciences), and Professor                    Corporation;
Office of the President                                      of Medicine and Psychiatry                      Director, Electronic
100 College Hall                                             (School of Medicine),                           Data Systems
Philadelphia, PA 19104-6380                                  University of Pennsylvania                      Corporation.
Age: 58                                                      (1994-present); Provost
                                                             (1992-1994), Dean of Graduate
                                                             School of Arts and Sciences
                                                             (1991-1992), and Chair of
                                                             Psychology Department
                                                             (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.   Trustee and          Since 1996   Chairman, Wilmerding &                 44 (4)
Rosemont Business Campus   Chairman of                       Associates, Inc. (investment
Building One, Suite 100    the Board                         advisers) since 1989;
919 Conestoga Road                                           Director, Beaver Management
Rosemont, PA 19010                                           Corporation (land management
Age: 67                                                      corporation); Managing
                                                             General Partner, Chestnut
                                                             Street Exchange Fund;
                                                             Director, Peoples First, The
                                                             Peoples Bank of Oxford;
                                                             Director Emeritus, The Mutual
                                                             Fire, Marine and Inland
                                                             Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

* William O. Albertini, a disinterested Trustee of the Fund since 1996, resigned from the board in November 2002.

----
 57

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------
                           FUND MANAGEMENT (CONCLUDED)


------------------------------------------------------------------------------------------------------------------------------------
                                                  TERM OF
                                                 OFFICE (3)
NAME, ADDRESS,                    POSITION(S)   AND LENGTH                           PRINCIPAL OCCUPATION(S)
    AGE                         HELD WITH FUND    OF TIME                            DURING PAST FIVE YEARS
                                                  SERVED

------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Paul Audet                 Treasurer            Since 2002     Managing Director and Chief Financial Officer of BlackRock, Inc.
BlackRock, Inc.                                                since 1998; Treasurer of BlackRock Provident Institutional Funds
40 E. 52nd Street                                              since 2001; Senior Vice President of PNC Bank Corp. from 1991 to
New York, NY 10022                                             1998.
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Anne Ackerley              Assistant            Since 2000     Managing Director, BlackRock Advisors, Inc. since May 2000; First
BlackRock, Inc.            Secretary                           Vice President and Operating Officer, Mergers and Acquisitions Group
40 E. 52nd Street                                              (1997-2000), First Vice President and Operating Officer, Public
New York, NY 10022                                             Finance Group (1995-1997), and First Vice President, Emerging Markets
Age: 40                                                        Fixed Income Research (1994-1995), Merrill Lynch & Co.
------------------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson            Assistant            Since 1998     Vice President and Director of Mutual Fund Accounting and
PFPC Inc.                  Treasurer                           Administration, PFPC Inc. since November 1997; Assistant Vice
103 Bellevue Parkway                                           President, PFPC Inc. from March 1997 to November 1997; Senior
Wilmington, DE 19809                                           Accounting Officer, PFPC Inc. from March 1993 to March 1997.
Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Secretary            Since 1997     Director and Senior Counsel (since January 2001), and Vice President
BlackRock Advisors, Inc.                                       and Senior Counsel (1998-2000), BlackRock Advisors, Inc.; Senior
100 Bellevue Parkway                                           Counsel, PNC Bank Corp. from May 1995 to April 1998; Associate,
Wilmington, DE 19809                                           Stradley, Ronon, Stevens & Young, LLP from March 1990 to May 1995.
Age: 43
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.
(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.
(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial
    Management, Inc. and BlackRock Institutional Management Corporation.


----
 58

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------



Investment Adviser
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson Thacher & Bartlett
   New York, New York 10017

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103




The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements to shareholders with multiple accounts at the same address. This practice is known as "householding" and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your BlackRock Funds shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-800-441-7762.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BlackRock Funds is a leading mutual fund company currently managing in excess of $18 billion in 39 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing.

STOCK PORTFOLIOS
----------------

      Large Cap Value Equity
      Large Cap Growth Equity
      Mid-Cap Value Equity
      Mid-Cap Growth Equity
      Small Cap Value Equity
      Small Cap Growth Equity
      U.S. Opportunities (Formerly Micro-Cap Equity)
      Global Science &Technology Opportunities
         (Formerly Global Science & Technology)
      European Equity
      International Equity
      International Opportunities
         (Formerly International Small Cap Equity)
      Asia Pacific Equity
      Select Equity
      Index Equity



STOCK & BOND PORTFOLIOS
-----------------------

         Balanced

BOND PORTFOLIOS
---------------

      Low Duration Bond
      Intermediate Government Bond
      Intermediate Bond
      Government Income
      GNMA
      Managed Income
      Core Bond Total Return
      Core PLUS Total Return
      International Bond
      High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------

      Tax-Free Income
      Pennsylvania Tax-Free Income
      New Jersey Tax-Free Income


      Ohio Tax-Free Income
      Delaware Tax-Free Income
      Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------

      Money Market
      U.S. Treasury Money Market
      Municipal Money Market
      New Jersey Municipal Money Market


      North Carolina Municipal Money Market
      Ohio Municipal Money Market
      Pennsylvania Municipal Money Market
      Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Educational and Simple IRA's.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 39 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.
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[GRAPHIC OMITTED]
BLACKROCK
    FUNDS





















Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
                                                                          MM-ANN